         As filed with the Securities and Exchange
                Commission on June 26, 1998

                                          File Nos. 33-34001
                                                    811-6068

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C. 20549

                         FORM N-1A

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                Pre-Effective Amendment No.

              Post-Effective Amendment No. 15              X

                          and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                          OF 1940

                     Amendment No. 15                      X




           ALLIANCE INSTITUTIONAL RESERVES, INC.
    (Exact Name of Registrant as Specified in Charter)

  1345 Avenue of the Americas, New York, New York  10105
  (Address of Principal Executive Office)     (Zip Code)

         Registrant's Telephone Number, including
                 Area Code:(800) 221-5672


                   EDMUND P. BERGAN, JR.
             Alliance Capital Management L.P.
                1345 Avenue of the Americas
                 New York, New York l0105
          (Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)
          immediately upon filing pursuant to paragraph (b)
      X   on June 29, 1998 pursuant to paragraph (b)
          60 days after filing pursuant to paragraph (a)
          on (date) pursuant to paragraph (a)
          75 days after filing pursuant to paragraph (a)
          (ii)
          on (date) pursuant to paragraph (a) (ii) of Rule
          485

    If appropriate, check the following box:
    / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                   CROSS REFERENCE SHEET
               (as required by Rule 404(c))

N-1A Item No.                     Location in Prospectuses

PART A

Item 1.    Cover Page..................Cover Page

Item 2.    Synopsis....................Expense Information

Item 3.    Financial Highlights........Financial Highlights

Item 4.    General Description of
           Registrant..................Investment Objectives
                                       and Policies

Item 5.    Management of the Fund......Additional
                                       Information

Item 6.    Capital Stock and Other
           Securities..................Additional
                                       Information

Item 7.    Purchase of Securities
           Being Offered...............Purchase and
                                       Redemption of Shares;
                                       Additional
                                       Information

Item 8.    Redemption or Repurchase....Purchase and
                                       Redemption of Shares

Item 9.    Pending Legal Proceedings...Not Applicable


PART B                            Location in Statements
                                  Of Additional Information

Item 10.   Cover Page..................Cover Page

Item 11.   Table of Contents...........Cover Page

Item 12.   General Information and
           History.....................Management; General
                                       Information

Item 13.   Investment Objectives
           and Policies................Investment Objectives
                                       and Policies;

                                       Investment
                                       Restrictions

Item 14.   Management of the Fund......Management

Item 15.   Control Persons and
           Principal Holders of
           Securities..................Not Applicable

Item 16.   Investment Advisory and
           Other Services..............Management

Item 17.   Brokerage Allocation........General Information

Item 18.   Capital Stock and Other
           Securities..................General Information;
                                       Daily Dividends -
                                       Determination of Net
                                       Asset Value

Item 19.   Purchase, Redemption and
           Pricing of Securities Being
           Offered.....................Purchase and
                                       Redemption of Shares;
                                       Daily Dividends-
                                       Determination of Net
                                       Asset Value

Item 20.   Tax Status..................Taxes

Item 21.   Underwriters................General Information

Item 22.   Calculation of Performance
           Data........................General Information

Item 23.   Financial Statements........Financial Statements;
                                       Report of Independent
                                       Accountants

                              SHAREHOLDER SERVICES
 Shareholder representatives are
 available to answer your questions
 about the status of your account or
 other Fund matters. Call toll-free
 (800) 237-5822 or write the Fund,
 c/o Alliance Fund Services, Inc.,
 P.O. Box 1520, Secaucus, New Jersey
 07096-1520.

 YIELDS. For recorded current yield
 information on the Class A shares
 of the Portfolios, call on a touch-
 tone telephone toll-free (800) 251-
 0539 and press the following se-
 quence of keys:

 [1] # [1] #  [_]1 [_]6         #         for the Prime Portfolio
 [1] # [1] #  [_]2 [_]7         #    for the Government Portfolio
 [1] # [1] #  [_]1 [_]2 [_]8    #      for the Treasury Portfolio
 [1] # [1] #  [_]3 [_]8         #      for the Tax-Free Portfolio

 Alliance Institutional Reserves, Inc. (the "Fund") is an open-end investment company. The Prime Portfolio, the Government Portfolio, the Tax-Free Portfolio and the Treasury Portfolio (each a "Portfolio" and collectively the "Portfo-lios"), each of which is diversified, are offered by this prospectus. The Fund's investment objectives are--in the following order of priority--safety of principal, excellent liquidity and maximum current income (which, in the case of the Tax-Free Portfolio, is exempt from federal income taxes) to the extent consistent with the first two objectives.

 The Fund offers investors a convenient and economical way to invest in managed portfolios.

 This prospectus, which offers the Class A shares of each Portfolio, sets forth information about the Portfolios that a prospective investor should know before investing. Please retain it for future reference.

 An investment in the Fund is (i) neither insured nor guaranteed by the U.S. Government; (ii) not a deposit or obligation of, or guaranteed or endorsed by, any bank; and (iii) not federally insured by the Federal Deposit Insurance Cor-poration, the Federal Reserve Board or any other agency. There can be no assur-ance that a Portfolio of the Fund will be able to maintain a stable net asset value of $1.00 per share.

 A "Statement of Additional Information," dated June 29, 1998, which provides a further discussion of certain matters discussed in this prospectus and certain other matters and which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by ref-erence. For a free copy, call or write the Fund at the telephone number or ad-dress shown above.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(R)This registered service mark used under license from the owner, Alliance Capital Management L.P.

 ALLIANCE
 INSTITUTIONAL
 RESERVES

    --PRIME PORTFOLIO
    --GOVERNMENT PORTFOLIO
    --TAX-FREE PORTFOLIO
    --TREASURY PORTFOLIO

[LOGO OF ALLIANCE CAPITAL(R) APPEARS HERE]

 PROSPECTUS
 CLASS A SHARES
 JUNE 29, 1998

                      EXPENSE INFORMATION--CLASS A SHARES
SHAREHOLDER TRANSACTION EXPENSES

  Class A shares of the Fund have no sales load on purchases or reinvested div-idends, deferred sales load, redemption fee or exchange fee.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net
assets,                                 PRIME   GOVERNMENT TAX-FREE  TREASURY
net of expense reimbursement or fee   PORTFOLIO PORTFOLIO  PORTFOLIO PORTFOLIO
waiver)                               --------- ---------- --------- ---------
 Management Fees.....................   .20%       .20%      .20%      .20%
 Other Expenses......................   None       None      None      None
                                        ----       ----      ----      ----
 Total Fund Operating Expenses.......   .20%       .20%      .20%      .20%

EXAMPLE

  You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period):

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
 Prime Portfolio................................  $ 2     $ 6     $11     $26
 Government Portfolio...........................  $ 2     $ 6     $11     $26
 Tax-Free Portfolio.............................  $ 2     $ 6     $11     $26
 Treasury Portfolio.............................  $ 2     $ 6     $11     $26

  The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Class A shares of the Prime, Government, Tax-Free and Treasury Portfolios will bear directly and in-directly. The expenses listed in the table for each Portfolio are net of volun-tary expense reimbursements and voluntary fee waivers. The expenses of such Portfolios, before voluntary expense reimbursements or fee waivers, would be:
Prime Portfolio: Management Fees--.20%, Other Expenses--.03% and Total Fund Op-erating Expenses--.23%; Government Portfolio: Management Fees--.20%, Other Ex-penses--.09% and Total Fund Operating Expenses--.29%; Tax-Free Portfolio: Man-agement Fees--.20%, Other Expenses--.08% and Total Fund Operating Expenses--
 .28%; Treasury Portfolio: Management Fees--.20%, Other Expenses--.09% and Total Operating Expenses--.29%. Such expenses for the Treasury Portfolio are based on estimated amounts for the Fund's current fiscal year. The example should not be considered a representation of past or future expenses; actual expenses may be greater or less than those shown.

                              FINANCIAL HIGHLIGHTS

  PER SHARE OPERATING PERFORMANCE (FOR A CLASS A SHARE OUTSTANDING THROUGHOUT
                               EACH PERIOD)

  The following tables have been audited by McGladrey & Pullen LLP, the Fund's independent auditors, whose report thereon appears in the Statement of Addi-tional Information. This information should be read in conjunction with the fi-nancial statements and notes thereto included in the Statement of Additional Information. As of April 30, 1998, the Treasury Portfolio had not yet commenced operations and accordingly no operating performance information is presented for such Portfolio.

                                                             PRIME PORTFOLIO
                          --------------------------------------------------------------------------------------------
                            YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     AUG. 20 1990(A)
                            ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED        THROUGH
                          APRIL 30,  APRIL 30,  APRIL 30,  APRIL 30,  APRIL 30,  APRIL 30,  APRIL 30,     APRIL 30,
                            1998       1997       1996       1995       1994       1993       1992          1991
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------------
Net asset value,
 beginning of period....  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00      $   1.00
                          --------   --------   --------   --------   --------   --------   --------      --------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...    0.0552     0.0530     0.0560     0.0502     0.0325     0.0353     0.0535        0.0506
                          --------   --------   --------   --------   --------   --------   --------      --------
LESS: DISTRIBUTIONS
Dividends from net
 investment income......   (0.0552)   (0.0530)   (0.0560)   (0.0502)   (0.0325)   (0.0353)   (0.0535)      (0.0506)
                          --------   --------   --------   --------   --------   --------   --------      --------
Net asset value, end of
 period.................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00      $   1.00
                          ========   ========   ========   ========   ========   ========   ========      ========
TOTAL RETURNS
Total investment return
 based on net asset
 value(b)...............      5.68%      5.44%      5.76%      5.15%      3.30%      3.59%      5.50%         7.54%(c)
                          ========   ========   ========   ========   ========   ========   ========      ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)...  $1,764.7   $  867.3   $  493.3   $  197.8   $  108.1   $   64.3   $   25.0      $   27.2
RATIO TO AVERAGE NET
 ASSETS OF:
Expenses, net of waivers
 and reimbursements.....      0.20%      0.20%      0.20%      0.20%      0.20%      0.18%      0.02%          -0-
Expenses, before waivers
 and reimbursements.....      0.24%      0.29%      0.32%      0.36%      0.42%      0.54%      0.81%         1.09%
Net investment
 income(d)..............      5.52%      5.31%      5.54%      5.24%      3.25%      3.42%      5.30%         6.84%(c)

                                                      GOVERNMENT PORTFOLIO
                          ----------------------------------------------------------------------------------
                            YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     JUL. 22, 1991(A)
                            ENDED      ENDED      ENDED      ENDED      ENDED      ENDED        THROUGH
                          APRIL 30,  APRIL 30,  APRIL 30,  APRIL 30,  APRIL 30,  APRIL 30,     APRIL 30,
                            1998       1997       1996       1995       1994       1993           1992
                          ---------  ---------  ---------  ---------  ---------  ---------  ----------------
Net asset value,
 beginning of period....  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00       $   1.00
                          --------   --------   --------   --------   --------   --------       --------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...    0.0543     0.0519     0.0552     0.0493     0.0315     0.0339         0.0377
                          --------   --------   --------   --------   --------   --------       --------
LESS: DISTRIBUTIONS
Dividends from net
 investment income......   (0.0543)   (0.0519)   (0.0552)   (0.0493)   (0.0315)   (0.0339)       (0.0377)
                          --------   --------   --------   --------   --------   --------       --------
Net asset value, end of
 period.................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00       $   1.00
                          ========   ========   ========   ========   ========   ========       ========
TOTAL RETURNS
Total investment return
 based on net asset
 value(b)...............      5.58%      5.33%      5.67%      5.06%      3.20%      3.45%          4.98%(c)
                          ========   ========   ========   ========   ========   ========       ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)...  $  274.5   $  326.5   $  150.8   $  104.4   $   76.6   $   73.2       $   24.7
RATIO TO AVERAGE NET
 ASSETS OF:
Expenses, net of waivers
 and reimbursements.....      0.20%      0.20%      0.20%      0.20%      0.20%      0.18%          0.10%(c)
Expenses, before waivers
 and reimbursements.....      0.28%      0.35%      0.36%      0.38%      0.36%      0.49%          0.86%(c)
Net investment
 income(d)..............      5.43%      5.22%      5.50%      4.94%      3.15%      3.30%          4.86%(c)

                                                          TAX-FREE PORTFOLIO
                          -------------------------------------------------------------------------------------
                                                                                               JUL. 22, 1991(A)
                          YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED    YEAR ENDED YEAR ENDED     THROUGH
                          APRIL 30,  APRIL 30,  APRIL 30,  APRIL 30,     APRIL 30,  APRIL 30,     APRIL 30,
                             1998       1997       1996       1995          1994       1993          1992
                          ---------- ---------- ---------- ----------    ---------- ---------- ----------------
Net asset value,
 beginning of period....    $ 1.00    $  1.00    $  1.00    $  1.00       $  1.00    $  1.00       $  1.00
                            ------    -------    -------    -------       -------    -------       -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...     .0363     0.0347     0.0372     0.0326        0.0240     0.0287        0.0334
Net unrealized loss on
 investments............       -0-        -0-        -0-    (0.0048)          -0-        -0-           -0-
                            ------    -------    -------    -------       -------    -------       -------
Net increase in net
 asset value from
 operations.............     .0363     0.0347     0.0372     0.0278        0.0240     0.0287        0.0334
                            ------    -------    -------    -------       -------    -------       -------
LESS: DISTRIBUTIONS
Dividends from net
 investment income......    (.0363)   (0.0347)   (0.0372)   (0.0326)      (0.0240)   (0.0287)      (0.0334)
                            ------    -------    -------    -------       -------    -------       -------
ADD: CAPITAL
 CONTRIBUTION
Capital Contributed by
 the Adviser............       -0-        -0-        -0-     0.0048           -0-        -0-           -0-
                            ------    -------    -------    -------       -------    -------       -------
Net asset value, end of
 period.................    $ 1.00    $  1.00    $  1.00    $  1.00       $  1.00    $  1.00       $  1.00
                            ======    =======    =======    =======       =======    =======       =======
TOTAL RETURNS
Total investment return
 based on net asset
 value(b)...............      3.70%      3.53%      3.79%      3.31%(e)      2.43%      2.92%         4.40%(c)
                            ======    =======    =======    =======       =======    =======       =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)...    $293.8    $ 183.1    $ 183.6    $  35.5       $  35.6    $  40.9       $   8.5
RATIO TO AVERAGE NET
 ASSETS OF:
Expenses, net of waivers
 and reimbursements.....       .20%      0.20%      0.20%      0.20%         0.20%      0.18%         0.10%(c)
Expenses, before waivers
 and reimbursements.....       .28%      0.33%      0.48%      0.76%         0.69%      0.95%         2.08%(c)
Net investment
 income(d)..............      3.61%      3.46%      3.73%      3.31%         2.40%      2.73%         4.01%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.
(e) Capital contributed by the Adviser had no material effect on net asset val-ue, and therefore, no effect on total return.

                                --------------

  From time to time each Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not in-tended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the in-vestment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvested. Fur-ther information about each Portfolio's performance is contained in the annual report to shareholders and Statement of Additional Information which may be ob-tained without charge by contacting Alliance Fund Services, Inc. at the address or the telephone number shown on the cover of this prospectus.

                                 INTRODUCTION

 The Fund consists of five distinct Portfolios, the Class A shares of four of which, the Prime Portfolio, the Government Portfolio, the Tax-Free Portfolio and the Treasury Portfolio, are offered by this prospectus. Each Portfolio in-vests in a diversified portfolio of money market securities. The Fund is de-signed for investors who can benefit from money market income. Investors in the Fund avoid certain administrative burdens that they would incur by invest-ing in money market instruments directly, such as monitoring of maturity dates, safeguarding of receipts and deliveries, and the maintenance of tax in-formation and other records. At the time of investment, no security purchased by the Prime Portfolio, the Government Portfolio and the Tax-Free Portfolio can have a maturity exceeding one year, which maturity may extend to 397 days. The Treasury Portfolio may invest in high-quality money market securities which, at the time of investment, have remaining maturities of 397 days or less. The average maturity of each Portfolio cannot exceed 90 days.

                      INVESTMENT OBJECTIVES AND POLICIES

 The investment objectives of each Portfolio are--in the following order of priority--safety of principal, excellent liquidity and maximum current income (which, in the case of the Tax-Free Portfolio, is exempt from federal income taxes) to the extent consistent with the first two objectives. As a matter of fundamental policy, each Portfolio, except the Treasury Portfolio, pursues its objectives by maintaining a portfolio of high-quality U.S. dollar-denominated money market securities each of which, at the time of investment, has a re-maining maturity of one year or less, which maturity may extend to 397 days or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7 ("Rule 2a-7") under the Investment Company Act of 1940, as amended (the "Act"). The Treasury Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less, which maturities may extend to such greater length of time as may be permitted from time to time pursuant to Rule 2a-7. The fundamental investment policies described be-low may not be changed for a Portfolio without shareholder approval. The non-fundamental investment policies may be changed upon notice but without such approval. The Fund may in the future establish additional portfolios which may have different investment objectives. There can be no assurance that any Port-folio's objectives will be achieved.

 Each Portfolio will comply with Rule 2a-7, as amended from time to time, in-cluding the diversification, quality and maturity requirements imposed by the Rule (a more detailed description of Rule 2a-7 is set forth in the Portfolios' Statement of Additional Information under "Investment Objectives and Poli-cies"). To the extent that a Portfolio's limitations are more permissive than Rule 2a-7, the Portfolio will comply with the more restrictive provisions of the Rule.

PRIME PORTFOLIO

 The money market securities in which the Prime Portfolio invests include: (1) marketable obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities (collectively, the "U.S. Government"); (2) certificates of deposit, bankers' acceptances and interest bearing savings deposits issued or guaranteed by banks or savings and loan associations having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation or denominated in U.S. dollars and issued by U.S. branches of for-eign banks having total assets of at least $1 billion that are believed by the Adviser to be of quality equivalent to that of other such instruments in which it may invest; (3) commercial paper of prime quality [i.e., rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by companies hav-ing outstanding debt securities rated AAA or AA by Standard & Poor's, or Aaa or Aa by Moody's] and participation interests in loans extended by banks to such companies; and (4) repurchase agreements that are collateralized fully as that term is defined in Rule 2a-7. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust Company, the Fund's Custodian. For each repurchase agreement, the Portfolio requires continual maintenance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer default, the Portfolio might suffer a loss to the extent the proceeds from the sale of the collateral were less than the repurchase price. The Portfolio may also in-vest in the types of instruments described in (2) above issued or maintained at foreign branches of U.S. banks described in such clause and prime quality dollar-denominated commercial paper issued by foreign companies meeting the criteria specified in (3) above. The Portfolio's commercial paper investments may include variable amount master demand notes which represent a direct bor-rowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

 The Portfolio may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose cor-poration. Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. It is the Portfolio's current intention to limit its investment in such securities to not more than 5% of its net assets.

 OTHER FUNDAMENTAL INVESTMENT POLICIES. To maintain portfolio diversification and reduce investment risk, the Portfolio may not (1) invest 25% or more of its total assets in the securities of issuers conducting their principal busi-ness activities in any one industry although there is no such limitation with respect to U.S. Government securities or bank obligations, including certifi-cates of deposit, bankers' acceptances and interest bearing savings deposits (such bank obligations are issued by domestic banks, including U.S. branches of foreign banks subject to the same regulation as U.S. banks); (2) invest more than 5% of its assets in the securities of any one issuer (except the U.S. Government) although with respect to 25% of its total assets it may in-vest without regard to such limitation; (3) invest more than 5% of its assets in the securities of any issuer (except the U.S. Government) having less than three years of continuous operation or purchase more than 10% of any class of the outstanding securities of any issuer (except the U.S. Government); (4) en-ter into repurchase agreements if, as a result thereof, more than 10% of its assets would be committed to repurchase agreements not terminable within seven days and other illiquid investments; (5) borrow money except from banks on a temporary basis in aggregate amounts not exceeding 15% of its assets; the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist; and (6) mortgage, pledge or hypothecate its assets ex-cept to secure such borrowings.

 As a matter of operating policy, the Portfolio may invest no more than 5% of its total assets in the securities of any one issuer (as determined pursuant to Rule 2a-7), except that the Portfolio may invest up to 25% of its total as-sets in the first tier securities (as defined in Rule 2a-7) of a single issuer for a period of up to three business days. Fundamental policy number (2) would give the Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.

GOVERNMENT PORTFOLIO

 The securities in which the Government Portfolio invests include: (1) market-able obligations of, or guaranteed by, the U.S. Government, including issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established un-der the authority of an act of Congress; and (2) repurchase agreements that are collateralized fully as that term is defined in Rule 2a-7. These agree-ments are entered into with "primary deal-ers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust Company, the Fund's custodian. For each repurchase agreement, the Portfolio requires continual maintenance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer default, the Portfolio might suffer a loss to the extent the proceeds from the sale of the collateral were less than the repurchase price. The Portfolio may commit up to 15% of its net assets to the purchase of when-issued U.S. Government securities. To facilitate such acquisitions, the Fund's Custodian will maintain, in a separate account of the Portfolio, U.S. Government securities or other liquid high-grade debt secu-rities having value equal to, or greater than, such commitments. The price of when- issued securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for such securities take place at a later time. Normally the settlement date occurs from within ten days to one month after the purchase of the issue. The value of when-issued securities may fluctuate prior to their settlement, thereby creat-ing an unrealized gain or loss to the Portfolio.

 As a matter of operating policy, which may be changed without shareholder ap-proval, the Government Portfolio attempts to invest in securities that the Ad-viser believes are legal investments for federal credit unions as set forth in Sections 107(7) and (8) of the Federal Credit Union Act and Part 703 of the Na-tional Credit Union Administration regulations.

 OTHER FUNDAMENTAL INVESTMENT POLICIES. To maintain portfolio diversification and reduce investment risk, the Portfolio may not (1) invest more than 5% of its assets in repurchase agreements with any one counterparty thereof or more than 10% of its assets in repurchase agreements not terminable within seven days and other illiquid investments; (2) borrow money except from banks on a temporary basis in aggregate amounts not exceeding 10% of its assets; the Port-folio will not purchase any investments while borrowings in excess of 5% of to-tal assets exist; and (3) pledge, hypothecate, or in any manner transfer, as security for indebtedness, its assets except to secure such borrowings.

TAX-FREE PORTFOLIO

 As a matter of fundamental policy, the Tax-Free Portfolio, except when assum-ing a temporary defensive position, must maintain at least 80% of its total as-sets in high-grade municipal securities having maturities of one year or less, which maturities may extend to 397 days (as opposed to taxable investments de-scribed below). Normally, substantially all of its income will be tax-exempt as described below.

 The Portfolio seeks maximum current income that is exempt from federal income taxes by investing principally in a diversified portfolio of high-grade munici-pal securities. Such income may be subject to state or local income taxes. In-vestors should compare yields (which will fluctuate in response to market con-ditions) and tax consequences before making an investment decision.

 Under current federal income tax law, (1) interest on tax-exempt municipal se-curities issued after August 7, 1986 which are "specified private activity bonds" will be treated as an item of tax preference for purposes of the alter-native minimum tax ("AMT") imposed on individuals and corporations, though for regular federal income tax purposes such interest will remain fully tax-exempt, and (2) interest on all tax-exempt obligations will be included in "adjusted current earnings" of corporations for AMT purposes. The Portfolio may purchase "private activity" municipal securities because such issues have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities. However, the Portfolio will limit its investments so that no more than 20% of its total income is derived from municipal securities that bear in-terest subject to the AMT.

 MUNICIPAL SECURITIES. The municipal securities in which the Portfolio invests include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have matu-rities of one year or less. Examples include tax anticipation and revenue an-ticipation notes which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

 The Portfolio may invest in securities that have variable or floating rates of interest ("variable rate obligations") whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Variable rate obligations purchased may include participation interests in private activity bonds backed by letters of credit of Federal Deposit Insurance Corporation mem-ber banks having total assets of more than $1 billion. The Portfolio will com-ply with Rule 2a-7 with respect to its investments in variable rate obligations supported by letters of credit.

 All of the Portfolio's municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's (Aaa and Aa, MIG 1 and MIG 2 or VMIG 1 and VMIG 2) or Standard & Poor's (AAA and AA or SP-1 and SP-2), or judged by the Adviser to be of comparable quality. Securities must also meet credit standards applied by the Adviser.

 To further enhance the quality and liquidity of the securities in which the Tax-Free Portfolio invests, such securities frequently are supported by credit and liquidity enhancements, such as letters of credit, from third party finan-cial institutions. The Portfolio continuously monitors the credit quality of such third parties; however, changes in the credit quality of such a financial institution could cause the Portfolio's investments backed by that institution to lose value and affect the Portfolio's share price.

 The Portfolio also may invest in stand-by commitments, which may involve cer-tain expenses and risks, but such commitments are not expected to comprise a significant portion of its investments. The Portfolio may commit up to 15% of its net assets to the purchase of when-issued securities. For a description of when-issued securities, see the Statement of Additional Information.

 TAXABLE INVESTMENTS. The taxable investments in which the Portfolio may invest include obligations of the U.S. Government and its agencies, high-quality cer-tificates of deposit and bankers' acceptances, prime commercial paper and re-purchase agreements.

 OTHER FUNDAMENTAL INVESTMENT POLICIES. To reduce investment risk, the Portfo-lio may not (1) invest more than 25% of its total assets in municipal securi-ties whose issuers are located in the same state or in municipal securities the interest upon which is paid from revenues of similar-type projects; (2) invest more than 5% of its total assets in the securities of any one issuer except the U.S. Government, although with respect to 25% of its total assets the Portfolio may invest up to 10% per issuer; (3) purchase more than 10% of any class of the voting securities of any one issuer except those of the U.S. Government; (4) invest more than 10% of its assets in repurchase agreements not terminable within seven days (whether or not illiquid) or other illiquid investments; (5) have more than 5% of its assets invested in repurchase agreements with the same vendor; and (6) borrow money except from banks on a temporary basis for ex-traordinary or emergency purposes in an aggregate amount not to exceed 15% of the Portfolio's total assets; the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist.

 As a matter of operating policy, the Portfolio may invest no more than 5% of its total assets in the securities of any one issuer (as determined pursuant to Rule 2a-7), except that the Portfolio may invest up to 25% of its total assets in the first tier securities (as defined in Rule 2a-7) of a single issuer for a period of up to three business days. Fundamental policy number (2) would give the Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.

TREASURY PORTFOLIO

 The securities in which the Treasury Portfolio invests are (1) issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds; and (2) repurchase agreements that are collateralized fully (as that term is defined in Rule 2a-7). These agreements are en-tered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust com-pany, the Fund's Custodian. For each repurchase agreement, the Portfolio re-quires continual maintenance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer default, the Portfolio might suffer a loss to the extent that the pro-ceeds from the sale of the collateral were less than the repurchase price. The Treasury Portfolio may commit up to 15% of its net assets to the purchase of when-issued U.S. Treasury securities. Delivery and payment for when-issued se-curities takes place after the transaction date. The payment amount and the interest rate that will be received on the securities are fixed on the trans-action date. The value of such securities may fluctuate prior to their settle-ment, thereby creating an unrealized gain or loss to the Portfolio.

 As a matter of operating policy, which may be changed without shareholder ap-proval, the Treasury Portfolio (i) attempts to invest in securities that com-ply with the requirements of New Jersey Statutes Section 18A:20-37 so that it will be an eligible investment for boards of education and other local govern-ment units within the state of New Jersey, and (ii) does not invest in securi-ties maintained under the U.S. Treasury STRIPS program or enter into repur-chase agreements with respect to such securities.

 OTHER FUNDAMENTAL INVESTMENT POLICIES. To maintain portfolio diversification and reduce investment risk, the Treasury Portfolio may not: (1) borrow money except (a) from banks on a temporary basis or (b) by entering into reverse re-purchase agreements, in each case in an aggregate amount not exceeding 10% of its assets and exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption re-quests, if they should occur; such borrowings may not be used to purchase in-vestments and the Portfolio will not purchase any investment while any such borrowings exist; and (2) pledge, hypothecate or in any manner transfer, as security for indebtedness, its assets except to secure such borrowings.

GENERAL

 None of the Portfolios will maintain more than 10% of its net assets in il-liquid securities. Illiquid securities may include securities that are not readily marketable, securities subject to legal or contractual restrictions on resale and repurchase agreements not terminable within seven days. Except with respect to the Tax-Free Portfolio, which is not permitted to invest in re-stricted securities, restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Directors, including securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial paper issued in reli-ance upon the exemption from registration in Section 4(2) of the Securities Act, will not be treated as illiquid for purposes of the restriction on illiq-uid securities. Restricted securities are securities subject to the contrac-tual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act. As to illiquid securities, a Portfolio is subject to a risk that, should the Portfolio's desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfo-lio's net assets could be adversely affected.

 Each of the Portfolios may invest in variable rate obligations as permitted by Rule 2a-7. Variable rate obligations have interest rates which are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the interest rate of the variable rate obligation is tied. Some variable rate obligations allow the holder to demand payment of principal and accrued interest at any time, or at specified intervals. Each of the Portfolios follows Rule 2a-7 with respect to the diversification, quality and maturity of variable rate obligations.

                       PURCHASE AND REDEMPTION OF SHARES

OPENING ACCOUNTS

  (1) Telephone the Fund toll-free at (800) 237-5822. The Fund will ask for the
      (a) name of the account as you wish it to be registered, (b) address of the account, (c) taxpayer identification number and (d) Portfolio of the Fund in which you wish to invest. The Fund will then provide you with an account number.

  (2) Instruct your bank to wire Federal Funds exactly as follows:

      ABA 0110 0002 8
      State Street Bank and Trust Company
      Boston, MA 02101
      Alliance Institutional Reserves, Inc.
      --Prime, Government,
      Tax-Free or Treasury Portfolio
      DDA 9903-279-9
      Your account name          as registered
      Your account number        with the Fund

  (3) Mail a completed Application Form to:

      Alliance Fund Services, Inc.
      P.O. Box 1520
      Secaucus, New Jersey 07096-1520

SUBSEQUENT INVESTMENTS

  (1) Telephone Alliance Fund Services, Inc. toll-free at (800) 237-5822 to place your order for additional shares.

  (2) Instruct your bank to wire Federal Funds to State Street Bank and Trust Company ("State Street Bank") as in (2) above or mail your check or nego-tiable bank draft payable to Alliance Institutional Reserves, Inc. to Al-liance Fund Services, Inc. as in (3) above.

REDEMPTIONS

 You may withdraw any amount from your account on any Fund business day (any weekday exclusive of days on which the New York Stock Exchange or State Street Bank is closed) between 9:00 a.m. and 5:00 p.m. (Eastern time) via orders given to Alliance Fund Services, Inc. by telephone toll-free (800) 237-5822. Redemption orders must include your account name as registered with the Fund and the account number.

 Telephone redemptions may be made on any Fund business day between 9:00 a.m. and 4:00 p.m. (Eastern time), as described below. If your telephone redemption order is received by Alliance Fund Services, Inc. prior to 4:00 p.m. (Eastern time) for the Prime, Government and Treasury Portfolios and prior to 12:00 Noon (Eastern time) for the Tax-Free Portfolio on any Fund business day, we will send the proceeds in Federal Funds by wire to your designated bank ac-count that day. Redemptions are made without any charge to you.

 During drastic economic or market developments, shareholders might have dif-ficulty in reaching Alliance Fund Services, Inc. by telephone in which event the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown in this prospectus. The Funds reserve the right to suspend or terminate their telephone service at any time without notice. Nei-ther the Funds nor the Adviser, or Alliance Fund Services, Inc. will be re-sponsible for the authenticity of telephone requests to purchase or sell shares. Alliance Fund Services, Inc. will employ reasonable procedures in or-der to verify that telephone requests are genuine and could be liable for losses arising from unauthorized transactions if it failed to do so. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

  OBTAINING AN APPLICATION
 FORM. If you wish to obtain an
 Application Form, or you have
 questions about the Form, pur-
 chasing shares, or other Fund
 procedures, please telephone
 Alliance Fund Services, Inc.
 toll-free at (800) 237-5822.

GENERAL

 Each Portfolio offers two other classes of shares, Class B and Class C, by means of separate prospectuses. The three classes of shares have a common in-vestment objective and investment portfolio and are identical, ex-cept that Class B and Class C shares pay a distribution services fee. Because Class A shares pay no distribution services fee, they are expected to have performance different from Class B and Class C shares. You can obtain more in-formation regarding Class B and Class C shares by calling Alliance Fund Serv-ices, Inc. toll-free at (800) 237-5822 or writing to them at P.O. Box 1520, Secaucus, New Jersey 07096. Broker-dealers, agents, financial intermediaries and other financial representatives may receive differing compensation for selling Class A, Class B and Class C shares.

 CHANGES IN APPLICATION FORM. If you decide to change instructions or any other information already given on your Application Form, send a written no-tice to Alliance Institutional Reserves, Inc., c/o Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, New Jersey 07096, with your signature guaran-teed by an institution which is an "eligible guarantor" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

 INVESTMENTS MADE BY CHECK. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal Funds in one business day following receipt and is then invested in the Fund. Checks drawn on banks which are not members of the Federal Reserve System may take longer to be con-verted and invested. All payments must be in United States dollars.

 Proceeds from any subsequent redemption by you of Fund shares that were pur-chased by check will not be forwarded to you until the Fund is reasonably as-sured that your check has cleared, normally up to fifteen days following the purchase date.

 SHARE PRICE. Shares of each Portfolio of the Fund are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is expected to be constant at $1.00 per share, although this price is not guaranteed. The net asset value of each Portfolio's shares, except the Tax-Free Portfolio, is determined each Fund business day (as defined under "Purchase and Redemption of Shares--Redemptions," above) at 12:00 Noon and 4:00 p.m. (Eastern time). The net asset value of the Tax-Free Portfolio shares is determined each Fund business day at 12:00 Noon (Eastern time). The net as-set value per Class A share of each Portfolio is calculated by taking the sum of the value of the Portfolio's investments allocable to Class A shares (amor-tized cost value is used for this purpose) and any cash or other assets allo-cable to Class A shares, subtracting liabilities allocable to Class A shares, and dividing by the total number of Class A shares of the Portfolio outstand-ing. All expenses, including the fees payable to the Adviser, are accrued dai-ly.

 TIMING OF INVESTMENTS AND REDEMPTIONS. Each Portfolio, except the Tax-Free Portfolio, has two transaction times each business day, 12:00 Noon and 4:00 p.m. (Eastern time). The Tax-Free Portfolio has one transaction time each Fund business day, 12:00 Noon (Eastern time). Investments receive the full dividend for a day if the investor's telephone order is placed by 4:00 p.m. (Eastern time) for the Prime, Government or Treasury Portfolio and Federal Funds or bank wire monies are received by State Street Bank before 4:00 p.m. on that day. Investments receive the full dividend for a day if the investor's tele-phone order is placed by 12:00 Noon (Eastern time) and Federal Funds or bank wire monies are secured by State Street Bank before 4:00 p.m. on that day with respect to the Tax-Free Portfolio.

 Redemption proceeds are normally wired the same business day if a redemption request is received prior to 12:00 Noon, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determi-nation of an "emergency" by the Securities and Exchange Commission or to cer-tain other unusual conditions. Shares do not earn dividends on the day a re-demption is effected.

 MINIMUMS. An initial investment of at least $1,000,000 in the aggregate among the Portfolios of the Fund is required. There is no minimum for subsequent in-vestments. The Fund reserves the right at any time to vary the initial and subsequent investment minimums.

 The Fund reserves the right to close out an account that is below $500,000 after at least 60 days' written notice to the shareholder unless the balance in such account is increased to at least that amount during such period. For purposes of this calculation, the sum of a shareholder's balance in all of the Portfolios will be considered as one account.

                            ADDITIONAL INFORMATION

 THE ADVISER. Alliance Capital Management L.P., which is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an advisory agreement to provide in-vestment advice and, in general, to conduct the management and investment pro-gram of the Fund, subject to the general supervision and control of the Direc-tors of the Fund.

 The Adviser is a leading international investment manager supervising client accounts with assets as of March 31, 1998 totaling more than $248 billion (of which approximately $98 billion represented the assets of investment compa-
nies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. The 57 registered investment companies managed by the Ad-viser comprising 121 separate investment portfolios currently have over three million shareholder accounts. As of March 31, 1998, the Adviser was retained as an investment manager for employee benefit plan assets of 33 of the Fortune 100 companies.

 Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States, which is a wholly-owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA-UAP, a French insurance holding company. Certain information concerning the ownership and control of Equitable by AXA-UAP is set forth in the Statement of Additional Information under "Management of the Fund."

 For the fiscal year ended April 30, 1998, the Prime, Government and Tax-Free Portfolios each paid the Adviser a management fee (net of reimbursement) at an annual rate of .16 of 1%, .12 of 1% and .12 of 1%, respectively, of the aver-age daily value of its net assets. The Adviser has undertaken until, at its request, the Fund notifies investors to the contrary, that if, in any fiscal year, the aggregate expenses with respect to the Class A shares of a Portfo-lio, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, but including the management fee, exceed .20% of the Portfolio's av-erage net assets for the fiscal year attributable to its Class A shares, the Portfolio may deduct from the payment to be made to the Adviser, or the Ad-viser will bear, such excess expense.

 The Adviser may make payments from time to time from its own resources, which may include the management fees paid by the Portfolios of the Fund to compen-sate broker-dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of Class A shares of the Fund, including paying for the preparation, printing and distribution of prospectuses and sales literature or other promo-tional activities.

 CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR. State Street Bank and Trust Compa-ny, P.O. Box 1912, Boston, MA 02105, is the Fund's Custodian. Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, NJ 07096-1520, and Alliance Fund Dis-tributors, Inc., 1345 Avenue of the Americas, New York, NY 10105, are the Fund's Transfer Agent and Distributor, respectively. The Transfer Agent charges a fee for its services.

 DAILY DIVIDENDS, OTHER DISTRIBUTIONS, TAXES. All net income of the Tax-Free Portfolio is determined each business day at 12:00 Noon (Eastern time), and that of the Prime, Government and Treasury Portfolios each business day at 4:00 p.m. (Eastern time), and is paid immediately thereafter pro rata to shareholders of record via automatic investment in additional full and frac-tional shares of that Portfolio in each shareholder's account. As such addi-tional shares are entitled to dividends on following days, a compounding growth of income occurs.

 A Portfolio's net income consists of all accrued interest income on assets less expenses applicable to that dividend period. Realized gains and losses are reflected in net asset value and are not included in net income.

 Distributions out of tax-exempt interest income earned by the Tax-Free Port-folio are not subject to federal income tax (other than the AMT as described above), but may be subject to state or local income taxes. Any exempt-interest dividends derived from interest on municipal securities subject to the AMT will be a tax preference item for purposes of the federal individual and cor-porate AMT. Distributions out of taxable interest income, other investment in-come, and short term capital gains are taxable as ordinary income and distri-butions of long term capital gains, if any, are taxable as long-term capital gains irrespective of the length of time a shareholder held his shares.

 YEAR 2000. Many computer software systems in use today cannot properly proc-ess date-related information from and after January 1, 2000. Should any of the computer systems employed by the Fund's major service providers fail to proc-ess this type of information properly, that could have a negative impact on the Fund's operations and the services that are provided to the Fund's share-holders. The Adviser, Alliance Fund Distributors, Inc., and Alliance Fund Services, Inc. have advised the Fund that they are reviewing all of their com-puter systems with the goal of modifying or replacing such systems prior to January 1, 2000 to the extent necessary to foreclose any such negative impact. In addition, the Adviser has been advised by the Fund's custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this prospectus, the Fund and the Adviser have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio securities held by the Fund may be adversely affected by the inabil-ity of the securities' issuers or of third parties to process this type of in-formation properly.

 FUND ORGANIZATION. The Fund is an open-end management investment company reg-istered under the Act consisting of the four Portfolios offered by this pro-spectus, and the Trust Portfolio, which is offered by a separate prospectus. The Fund was organized as a Maryland corporation on March 21, 1990. The Fund's activities are supervised by its Board of Directors. Generally, shares of each portfolio and class will vote together as a single class on matters, such as the election of Directors, that affect each portfolio and class in substan-tially the same manner.

 Maryland law does not require annual meetings of shareholders and it is an-ticipated that shareholder meetings will be held only when required by federal or Maryland law. Shareholders have available certain procedures for the re-moval of directors.

 REPORTS. Shareholders will receive a monthly summary of their account, as well as semi-annual and annual reports. Shareholders may arrange for a copy of each of their account statements to be sent to other parties.

 Shareholders requiring sub-accounting services should contact Alliance Fund Services, Inc. for a description of such services and fees.

                              SHAREHOLDER SERVICES
 Shareholder representatives are
 available to answer your ques-
 tions about the status of your
 account or other Fund matters.
 Call toll-free (800) 237-5822
 or write the Fund, c/o Alliance
 Fund Services, Inc., P.O. Box
 1520, Secaucus, New Jersey
 07096-1520.

 YIELDS. For recorded current
 yield information on the Class B
 shares of the Portfolios, call
 on a touch-tone telephone toll-
 free (800) 251-0539 and press
 the following sequence of keys:

 [1] # [1] # [2][1][6] #        for the Prime Portfolio
 [1] # [1] # [2][2][7] #   for the Government Portfolio
 [1] # [1] # [2][2][8] #     for the Treasury Portfolio
 [1] # [1] # [1][3][8] #     for the Tax-Free Portfolio

 Alliance Institutional Reserves, Inc. (the "Fund") is an open-end investment company. The Prime Portfolio, the Government Portfolio, the Tax-Free Portfolio and the Treasury Portfolio (each a "Portfolio" and collectively the "Portfo-lios"), each of which is diversified, are offered by this prospectus. The Fund's investment objectives are--in the following order of priority--safety of principal, excellent liquidity and maximum current income (which, in the case of the Tax-Free Portfolio, is exempt from federal income taxes) to the extent consistent with the first two objectives.

 The Fund offers investors a convenient and economical way to invest in managed portfolios.

 This prospectus, which offers the Class B shares of each Portfolio, sets forth information about the Portfolios that a prospective investor should know before investing. Please retain it for future reference.

 An investment in the Fund is (i) neither insured nor guaranteed by the U.S. Government; (ii) not a deposit or obligation of, or guaranteed or endorsed by, any bank; and (iii) not federally insured by the Federal Deposit Insurance Cor-poration, the Federal Reserve Board or any other agency. There can be no assur-ance that a Portfolio of the Fund will be able to maintain a stable net asset value of $1.00 per share.

 A "Statement of Additional Information," dated June 29, 1998, which provides a further discussion of certain matters discussed in this prospectus and certain other matters and which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by ref-erence. For a free copy, call or write the Fund at the telephone number or ad-dress shown above.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(R)This registered service mark used under license from the owner, Alliance Capital Management L.P.


 ALLIANCE
 INSTITUTIONAL RESERVES

    --PRIME PORTFOLIO
    --GOVERNMENT PORTFOLIO
    --TAX-FREE PORTFOLIO
    --TREASURY PORTFOLIO

[LOGO OF ALLIANCE CAPITAL(R) APPEARS HERE]

 PROSPECTUS
 CLASS B SHARES

 JUNE 29, 1998

                      EXPENSE INFORMATION--CLASS B SHARES


SHAREHOLDER TRANSACTION EXPENSES

 Class B shares of the Fund have no sales load on purchases or reinvested div-idends, deferred sales load, redemption fee or exchange fee.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net
assets,                                 PRIME   GOVERNMENT TAX-FREE  TREASURY
net of expense reimbursement or fee   PORTFOLIO PORTFOLIO  PORTFOLIO PORTFOLIO
waiver)                               --------- ---------- --------- ---------
 Management Fees.....................   .20%       .20%      .20%      .20%
 12b-1 Fees..........................   .10%       .10%      .10%      .10%
 Other Expenses......................   None       None      None      None
                                        ----       ----      ----      ----
 Total Fund Operating Expenses.......   .30%       .30%      .30%      .30%

EXAMPLE

 You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period):

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
 Prime Portfolio................................  $ 3     $10     $17     $38
 Government Portfolio...........................  $ 3     $10     $17     $38
 Tax-Free Portfolio.............................  $ 3     $10     $17     $38
 Treasury Portfolio.............................  $ 3     $10     $17     $38

  The purpose of the foregoing table is to assist the investor in understand-ing the various costs and expenses that an investor in the Class B shares of the Prime, Government, Tax-Free and Treasury Portfolios will bear directly and indirectly. The expenses listed in the table for each Portfolio are net of voluntary expense reimbursements and voluntary fee waivers. The expenses of such Portfolios, before voluntary expense reimbursements or fee waivers, would be: Prime Portfolio: Management Fees--.20%, 12b-1 Fees--.10%, Other Expenses--
 .03% and Total Fund Operating Expenses--.33%; Government Portfolio: Management Fees--.20%, 12b-1 Fees--.10%, Other Expenses--.09% and Total Fund Operating Expenses--.39%; Tax-Free Portfolio: Management Fees--.20%, 12b-1 Fees--.10%, Other Expenses--.08% and Total Fund Operating Expenses--.38%; Treasury Portfo-lio: Management Fees--.20%, 12b-1 Fees--.10%, Other Expenses--.09% and Total Operating Expenses--.39%. Such expenses are based on estimated amounts for the Fund's current fiscal year. The example should not be considered a representa-tion of past or future expenses; actual expenses may be greater or less than those shown.

                               ---------------
  From time to time each Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not in-tended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the in-vestment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvest-ed. Further information about each Portfolio's performance is contained in the annual report to shareholders and Statement of Additional Information which may be obtained without charge by contacting Alliance Fund Services, Inc. at the address or the telephone number shown on the cover of this prospectus.

                                 INTRODUCTION

 The Fund consists of five distinct Portfolios, the Class B shares of four of which, the Prime Portfolio, the Government Portfolio, the Tax-Free Portfolio and the Treasury Portfolio, are offered by this prospectus. Each Portfolio in-vests in a diversified portfolio of money market securities. The Fund is de-signed for investors who can benefit from money market income. Investors in the Fund avoid certain administrative burdens that they would incur by invest-ing in money market instruments directly, such as monitoring of maturity dates, safeguarding of receipts and deliveries, and the maintenance of tax in-formation and other records. At the time of investment, no security purchased by the Prime Portfolio, the Government Portfolio and the Tax-Free Portfolio can have a maturity exceeding one year, which maturity may extend to 397 days. The Treasury Portfolio may invest in high-quality money market securities which, at the time of investment, have remaining maturities of 397 days or less. The average maturity of each Portfolio cannot exceed 90 days.

                      INVESTMENT OBJECTIVES AND POLICIES

 The investment objectives of each Portfolio are--in the following order of priority--safety of principal, excellent liquidity and maximum current income (which, in the case of the Tax-Free Portfolio, is exempt from federal income taxes) to the extent consistent with the first two objectives. As a matter of fundamental policy, each Portfolio, except the Treasury Portfolio, pursues its objectives by maintaining a portfolio of high-quality U.S. dollar-denominated money market securities each of which, at the time of investment, has a re-maining maturity of one year or less, which maturity may extend to 397 days or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7 ("Rule 2a-7") under the Investment Company Act of 1940, as amended (the "Act"). The Treasury Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less, which maturities may extend to such greater length of time as may be permitted from time to time pursuant to Rule 2a-7. The fundamental investment policies described be-low may not be changed for a Portfolio without shareholder approval. The non-fundamental investment policies may be changed upon notice but without such approval. The Fund may in the future establish additional portfolios which may have different investment objectives. There can be no assurance that any Port-folio's objectives will be achieved.

 Each Portfolio will comply with Rule 2a-7, as amended from time to time, in-cluding the diversification, quality and maturity requirements imposed by the Rule (a more detailed description of Rule 2a-7 is set forth in the Portfolios' Statement of Additional Information under "Investment Objectives and Poli-cies"). To the extent that a Portfolio's limitations are more permissive than Rule 2a-7, the Portfolio will comply with the more restrictive provisions of the Rule.

PRIME PORTFOLIO

 The money market securities in which the Prime Portfolio invests include: (1) marketable obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities (collectively, the "U.S. Government"); (2) certificates of deposit, bankers' acceptances and interest bearing savings deposits issued or guaranteed by banks or savings and loan associations having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation, or denominated in U.S. dollars and issued by U.S. branches of foreign banks having total assets of at least $1 billion that are believed by the Adviser to be of quality equivalent to that of other such instruments in which it may invest; (3) commercial paper of prime quality [i.e., rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by compa-nies having outstanding debt securities rated AAA or AA by Standard & Poor's, or Aaa or Aa by Moody's] and participation interests in loans extended by banks to such companies; and (4) repurchase agreements that are collateralized fully as that term is defined in Rule 2a-7.

These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust Company, the Fund's Custodian. For each repurchase agreement, the Portfolio requires continual maintenance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer default, the Portfolio might suffer a loss to the extent the proceeds from the sale of the collateral were less than the re-purchase price. The Portfolio may also invest in the types of instruments de-scribed in (2) above issued or maintained at foreign branches of U.S. banks described in such clause and prime quality dollar-denominated commercial paper issued by foreign companies meeting the criteria specified in (3) above. The Portfolio's commercial paper investments may include variable amount master demand notes which represent a direct borrowing arrangement involving periodi-cally fluctuating rates of interest under a letter agreement between a commer-cial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

 The Portfolio may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose cor-poration. Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. It is the Portfolio's current intention to limit its investment in such securities to not more than 5% of its net assets.

 OTHER FUNDAMENTAL INVESTMENT POLICIES. To maintain portfolio diversification and reduce investment risk, the Portfolio may not (1) invest 25% or more of its total assets in the securities of issuers conducting their principal busi-ness activities in any one industry although there is no such limitation with respect to U.S. Government securities or bank obligations, including certifi-cates of deposit, bankers' acceptances and interest bearing savings deposits (such bank obligations are issued by domestic banks, including U.S. branches of foreign banks subject to the same regulation as U.S. banks); (2) invest more than 5% of its assets in the securities of any one issuer (except the U.S. Government) although with respect to 25% of its total assets it may in-vest without regard to such limitation; (3) invest more than 5% of its assets in the securities of any issuer (except the U.S. Government) having less than three years of continuous operation or purchase more than 10% of any class of the outstanding securities of any issuer (except the U.S. Government); (4) en-ter into repurchase agreements if, as a result thereof, more than 10% of its assets would be committed to repurchase agreements not terminable within seven days and other illiquid investments; (5) borrow money except from banks on a temporary basis in aggregate amounts not exceeding 15% of its assets; the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist; and (6) mortgage, pledge or hypothecate its assets ex-cept to secure such borrowings.

 As a matter of operating policy, the Portfolio may invest no more than 5% of its total assets in the securities of any one issuer (as determined pursuant to Rule 2a-7), except that the Portfolio may invest up to 25% of its total as-sets in the first tier securities (as defined in Rule 2a-7) of a single issuer for a period of up to three business days. Fundamental policy number (2) would give the Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.

GOVERNMENT PORTFOLIO

 The securities in which the Government Portfolio invests include: (1) market-able obligations of, or guaranteed by, the U.S. Government, including issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established un-der the authority of an act of Congress; and (2) repurchase agreements that are collateralized fully as that term is defined in Rule 2a-7. These agree-ments are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust Company, the Fund's custodian. For each repurchase agreement, the Portfolio requires con-tinual maintenance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer de-fault, the Portfolio might suffer a loss to the extent the proceeds from the sale of the collateral were less than the repurchase price. The Portfolio may commit up to 15% of its net assets to the purchase of when-issued U.S. Govern-ment securities. To facilitate such acquisitions, the Fund's Custodian will maintain, in a separate account of the Portfolio, U.S. Government securities or other liquid high-grade debt securities having value equal to, or greater than, such commitments. The price of when-issued securities, which is gener-ally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for such securities take place at a later time. Normally the settlement date occurs from within ten days to one month after the purchase of the issue. The value of when-issued securities may fluc-tuate prior to their settlement, thereby creating an unrealized gain or loss to the Portfolio.

 As a matter of operating policy, which may be changed without shareholder ap-proval, the Government Portfolio attempts to invest in securities that the Ad-viser believes are legal investments for federal credit unions as set forth in Sections 107(7) and (8) of the Federal Credit Union Act and Part 703 of the National Credit Union Administration regulations.

 OTHER FUNDAMENTAL INVESTMENT POLICIES. To maintain portfolio diversification and reduce investment risk, the Portfolio may not (1) invest more than 5% of its assets in repurchase agreements with any one counterparty thereof or more than 10% of its assets in repurchase agreements not terminable within seven days and other illiquid investments; (2) borrow money except from banks on a temporary basis in aggregate amounts not exceeding 10% of its assets; the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist; and (3) pledge, hypothecate, or in any manner transfer, as security for indebtedness, its assets except to secure such borrowings.

TAX-FREE PORTFOLIO

 As a matter of fundamental policy, the Tax-Free Portfolio, except when assum-ing a temporary defensive position, must maintain at least 80% of its total assets in high-grade municipal securities having maturities of one year or less, which maturities may extend to 397 days (as opposed to taxable invest-ments described below). Normally, substantially all of its income will be tax-exempt as described below.

 The Portfolio seeks maximum current income that is exempt from federal income taxes by investing principally in a diversified portfolio of high-grade munic-ipal securities. Such income may be subject to state or local income taxes. Investors should compare yields (which will fluctuate in response to market conditions) and tax consequences before making an investment decision.

 Under current federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds" will be treated as an item of tax preference for purposes of the alter-native minimum tax ("AMT") imposed on individuals and corporations, though for regular federal income tax purposes such interest will remain fully tax-ex-empt, and (2) interest on all tax-exempt obligations will be included in "ad-justed current earnings" of corporations for AMT purposes. The Portfolio may purchase "private activity" municipal securities because such issues have pro-vided, and may continue to provide, somewhat higher yields than other compara-ble municipal securities. However, the Portfolio will limit its investments so that no more than 20% of its total income is derived from municipal securities that bear interest subject to the AMT.

 MUNICIPAL SECURITIES. The municipal securities in which the Portfolio invests include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have ma-turities of one year or less. Examples include tax anticipation and revenue anticipation notes which are generally issued in anticipation of various sea-sonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are se-cured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

 The Portfolio may invest in securities that have variable or floating rates of interest ("variable rate obliga-tions") whose interest rates are adjusted either at predesignated periodic in-tervals or whenever there is a change in the market rate to which the security's interest rate is tied. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Variable rate obligations pur-chased may include participation interests in private activity bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 billion. The Portfolio will comply with Rule 2a-7 with respect to its investments in variable rate obligations supported by let-ters of credit.

 All of the Portfolio's municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's (Aaa and Aa, MIG 1 and MIG 2 or VMIG 1 and VMIG 2) or Standard & Poor's (AAA and AA or SP-1 and SP-2), or judged by the Adviser to be of comparable quality. Securities must also meet credit standards applied by the Adviser.

 To further enhance the quality and liquidity of the securities in which the Tax-Free Portfolio invests, such securities frequently are supported by credit and liquidity enhancements, such as letters of credit, from third party finan-cial institutions. The Portfolio continuously monitors the credit quality of such third parties; however, changes in the credit quality of such a financial institution could cause the Portfolio's investments backed by that institution to lose value and affect the Portfolio's share price.

 The Portfolio also may invest in stand-by commitments, which may involve cer-tain expenses and risks, but such commitments are not expected to comprise a significant portion of its investments. The Portfolio may commit up to 15% of its net assets to the purchase of when-issued securities. For a description of when-issued securities, see the Statement of Additional Information.

 TAXABLE INVESTMENTS. The taxable investments in which the Portfolio may in-vest include obligations of the U.S. Government and its agencies, high-quality certificates of deposit and bankers' acceptances, prime commercial paper and repurchase agreements.

 OTHER FUNDAMENTAL INVESTMENT POLICIES. To reduce investment risk, the Portfo-lio may not (1) invest more than 25% of its total assets in municipal securi-ties whose issuers are located in the same state or in municipal securities the interest upon which is paid from revenues of similar-type projects; (2) invest more than 5% of its total assets in the securities of any one issuer except the U.S. Government, although with respect to 25% of its total assets the Portfolio may invest up to 10% per issuer; (3) purchase more than 10% of any class of the voting securities of any one issuer except those of the U.S. Government; (4) invest more than 10% of its assets in repurchase agreements not terminable within seven days (whether or not illiquid) or other illiquid investments; (5) have more than 5% of its assets invested in repurchase agree-ments with the same vendor; and (6) borrow money except from banks on a tempo-rary basis for extraordinary or emergency purposes in an aggregate amount not to exceed 15% of the Portfolio's total assets; the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist.

 As a matter of operating policy, the Portfolio may invest no more than 5% of its total assets in the securities of any one issuer (as determined pursuant to Rule 2a-7), except that the Portfolio may invest up to 25% of its total as-sets in the first tier securities (as defined in Rule 2a-7) of a single issuer for a period of up to three business days. Fundamental policy number (2) would give the Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.

TREASURY PORTFOLIO

 The securities in which the Treasury Portfolio invests are (1) issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds; and (2) repurchase agreements that are collateralized fully (as that term is defined in Rule 2a-7). These agreements are entered into with "primary deal-ers" (as designated by the Federal Reserve Bank of New York) in U.S. Govern-ment securities or State Street Bank and Trust company, the Fund's Custodian. For each repurchase agreement, the Portfolio requires continual maintenance of the market value of the underlying collateral in amounts equal to, or in ex-cess of, the agreement amount. In the event of a dealer default, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collat-

                       PURCHASE AND REDEMPTION OF SHARES

eral were less than the repurchase price. The Treasury Portfolio may commit up to 15% of its net assets to the purchase of when-issued U.S. Treasury securi-ties. Delivery and payment for when-issued securities takes place after the transaction date. The payment amount and the interest rate that will be re-ceived on the securities are fixed on the transaction date. The value of such securities may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to the Portfolio.

 As a matter of operating policy, which may be changed without shareholder ap-proval, the Treasury Portfolio (i) attempts to invest in securities that com-ply with the requirements of New Jersey Statutes Section 18A:20-37 so that it will be an eligible investment for boards of education and other local govern-ment units within the state of New Jersey, and (ii) does not invest in securi-ties maintained under the U.S. Treasury STRIPS program or enter into repur-chase agreements with respect to such securities.

 OTHER FUNDAMENTAL INVESTMENT POLICIES. To maintain portfolio diversification and reduce investment risk, the Treasury Portfolio may not: (1) borrow money except (a) from banks on a temporary basis or (b) by entering into reverse re-purchase agreements, in each case in an aggregate amount not exceeding 10% of its assets and exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption re-quests, if they should occur; such borrowings may not be used to purchase in-vestments and the Portfolio will not purchase any investment while any such borrowings exist; and (2) pledge, hypothecate or in any manner transfer, as security for indebtedness, its assets except to secure such borrowings.

GENERAL

 None of the Portfolios will maintain more than 10% of its net assets in il-liquid securities. Illiquid securities may include securities that are not readily marketable, securities subject to legal or contractual restrictions on resale and repurchase agreements not terminable within seven days. Except with respect to the Tax-Free Portfolio, which is not permitted to invest in re-stricted securities, restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Directors, including securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial paper issued in reli-ance upon the exemption from registration in Section 4(2) of the Securities Act, will not be treated as illiquid for purposes of the restriction on illiq-uid securities. Restricted securities are securities subject to the contrac-tual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act. As to illiquid securities, a Portfolio is subject to a risk that, should the Portfolio's desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfo-lio's net assets could be adversely affected.

 Each of the Portfolios may invest in variable rate obligations as permitted by Rule 2a-7. Variable rate obligations have interest rates which are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the interest rate of the variable rate obligation is tied. Some variable rate obligations allow the holder to demand payment of principal and accrued interest at any time, or at specified intervals. Each of the Portfolios follows Rule 2a-7 with respect to the diversification, quality and maturity of variable rate obligations.
 Class B shares are available through your financial intermediary.

OPENING ACCOUNTS

 Instruct your financial intermediary to use one or more Portfolios.

SUBSEQUENT INVESTMENTS

 BY CHECK. Mail or deliver your check or negotiable draft, payable to your fi-nancial intermediary, who will deposit it into the Portfolio(s). Please desig-nate the appropriate Portfolio and indicate your brokerage account (if appli-cable) number on the check or draft.

 BY SWEEP. Your financial intermediary may offer an automatic "sweep" for the Fund in the operation of brokerage cash accounts. Contact your financial in-termediary to determine if a sweep is available and what the sweep parameters are.

REDEMPTIONS

 BY CONTACTING YOUR FINANCIAL INTERMEDIARY. Instruct your financial intermedi-ary to order a withdrawal from your Fund account.

 BY SWEEP. If your financial intermediary offers an automatic sweep arrange-ment, the sweep will automatically transfer from your Fund account sufficient amounts to cover security purchase in your brokerage account.

GENERAL

 A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary or other financial represen-tative with respect to the purchase, sale or exchange of shares made through such financial representative. Such financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund.

 Each Portfolio offers two other classes of shares, Class A and Class C, by means of separate prospectuses. The three classes of shares have a common in-vestment objective and investment portfolio and are identical, except as to the level of distribution services fee, if any, paid by each class. Because of the different level of distribution services fees paid by the other two clas-ses of shares, Class B shares are expected to have performance different from Class A and Class C shares. You can obtain more information regarding the other classes by calling Alliance Fund Services, Inc. toll-free at (800) 237-5822 or writing to them at P.O. Box 1520, Secaucus, New Jersey 07096. Broker-dealers, agents, financial intermediaries and other financial representatives may receive differing compensation for selling Class A, Class B and Class C shares.



 INVESTMENTS MADE BY CHECK. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal Funds in one business day following receipt and is then invested in the Fund. Checks drawn on banks which are not members of the Federal Reserve System may take longer to be con-verted and invested. All payments must be in United States dollars.

 Proceeds from any subsequent redemption by you of Fund shares that were pur-chased by check will not be forwarded to you until the Fund is reasonably as-sured that your check has cleared, normally up to fifteen days following the purchase date.

 SHARE PRICE. Shares of each Portfolio of the Fund are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is expected to be constant at $1.00 per share, although this price is not guaranteed. The net asset value of each Portfolio's shares, except the Tax-Free Portfolio, is determined each Fund business day (as defined under "Purchase and Redemption of Shares--Redemptions," above) at 12:00 Noon and 4:00 p.m. (Eastern time). The net asset value of the Tax-Free Portfolio shares is determined each Fund business day at 12:00 Noon (Eastern time). The net as-set value per Class B share of each Portfolio is calculated by taking the sum of the value of the Portfolio's investments allocable to Class B shares (amor-tized cost value is used for this purpose) and any cash or other assets allo-cable to Class B shares, subtracting liabilities allocable to Class B shares, and dividing by the total number of Class B shares of the Portfolio outstand-ing. All expenses, including the fees payable to the Adviser, are accrued dai-ly.

 TIMING OF INVESTMENTS AND REDEMPTIONS. Each Portfolio, except the Tax-Free Portfolio, has two transaction times each business day, 12:00 Noon and 4:00 p.m. (Eastern time). The Tax-Free Portfolio has one transaction time each Fund business day, 12:00 Noon (Eastern time). Investments receive the full dividend for a day if the investor's telephone order is placed by 4:00 p.m. (Eastern time) for the Prime, Government or Treasury Portfolio and Federal Funds or bank wire monies are received by State Street Bank before 4:00 p.m. on that day. Investments receive the full dividend for a day if the investor's tele-phone order is placed by 12:00 Noon (Eastern time) and Federal Funds or bank wire monies are secured by State Street Bank before 4:00 p.m. on that day with respect to the Tax-Free Portfolio.

                            ADDITIONAL INFORMATION

 During drastic economic or market developments shareholders might have difficulty in reaching Alliance Fund Services, Inc. by telephone, in which event the shareholder should issue written instructions to Alliance Fund Serv-ices, Inc. at the address shown in this prospectus. The Fund reserves the right to suspend or terminate its telephone service at any time without no-tice. Neither the Fund nor the Adviser, or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests to purchase or sell shares. Alliance Fund Services, Inc. will employ reasonable procedures in or-der to verify that telephone requests are genuine, and could be liable for losses arising from unauthorized transactions if it failed to do so. Selected dealers or agents may charge a fee for handling telephone requests for redemp-tions.

 Redemption proceeds are normally wired the same business day if a redemption request is received prior to 12:00 Noon, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determi-nation of an "emergency" by the Securities and Exchange Commission or to cer-tain other unusual conditions. Shares do not earn dividends on the day a re-demption is effected.

 MINIMUMS. An initial investment of at least $1,000,000 in the aggregate among the Portfolios of the Fund is required. There is no minimum for subsequent in-vestments. The Fund reserves the right at anytime to vary the initial and sub-sequent investment minimums.

 The Fund reserves the right to close out an account that is below $500,000 after at least 60 days' written notice to the shareholder unless the balance in such account is increased to at least that amount during such period. For purposes of this calculation, the sum of a shareholder's balance in all of the Portfolios will be considered as one account.

 THE ADVISER. Alliance Capital Management L.P., which is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an advisory agreement to provide in-vestment advice and, in general, to conduct the management and investment pro-gram of the Fund, subject to the general supervision and control of the Direc-tors of the Fund.

 The Adviser is a leading international investment manager supervising client accounts with assets as of March 31, 1998 totaling more than $248 billion (of which approximately $98 billion represented the assets of investment compa-
nies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. The 57 registered investment companies managed by the Ad-viser comprising 121 separate investment portfolios currently have over three million shareholder accounts. As of March 31, 1998 the Adviser was retained as an investment manager for employee benefit plan assets of 33 of the Fortune 100 companies.

 Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States, which is a wholly-owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA-UAP, a French insurance holding company. Certain information concerning the ownership and control of Equitable by AXA-UAP is set forth in the Statement of Additional Information under "Management of the Fund."

 Each Portfolio pays the Adviser at an annual rate of .20% of the average daily value of its net assets. The Adviser has undertaken until, at its re-quest, the Fund notifies investors to the contrary, that if, in any fiscal year, the aggregate expenses with respect to the Class B shares of a Portfo-lio, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, but including the management fee and distribution services fee, ex-ceed .30% of the Portfolio's average net assets for the fiscal year attribut-able to its Class B shares, the Portfolio may deduct from the payment to be made to the Adviser, or the Adviser will bear, such excess expense.

 The Adviser may make payments from time to time from its own resources, which may include the management fees paid by the Portfolios of the Fund to compen-sate broker-dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of Class B shares of the Fund, including paying for the preparation, printing and distribution of prospectuses and sales literature or other promo-tional activities.

 DISTRIBUTION AGREEMENT. Rule 12b-1 under the Act permits an investment com-pany to pay expenses associated with the distribution of its shares in accor-dance with a duly adopted plan. Effective June 29, 1998, the Fund adopted a "Rule 12b- 1 Plan" and entered into an amended Distribution Agreement (the "Agreement") with Alliance Fund Distributors, Inc., the Fund's distributor ("AFD"), in connection with the distribution of each Portfolio's Class B shares. Pursuant to the Rule 12b-1 Plan, the Fund pays AFD a distribution services fee at an annual rate of .10% of the aggregate average daily net as-sets attributable to the Class B shares of each Portfolio. The Glass-Steagall Act and other applicable laws may limit the ability of a bank or other deposi-tory institution to become an underwriter or distributor of securities. Howev-er, in the opinion of the Fund's management, based on the advice of counsel, these laws do not prohibit such depository institutions from providing serv-ices for investment companies such as the administrative, accounting and other services referred to in the Agreement. In the event that a change in these laws prevented a bank from providing such services, it is expected that other service arrangements would be made and that shareholders would not be ad-versely affected.

 CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR. State Street Bank and Trust Compa-ny, P.O. Box 1912, Boston, MA 02105, is the Fund's Custodian. Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, NJ 07096-1520, and Alliance Fund Dis-tributors, Inc., 1345 Avenue of the Americas, New York, NY 10105, are the Fund's Transfer Agent and Distributor, respectively. The Transfer Agent charges a fee for its services.

 DAILY DIVIDENDS, OTHER DISTRIBUTIONS, TAXES. All net income of the Tax-Free Portfolio is determined each business day at 12:00 Noon (Eastern time), and that of the Prime, Government and Treasury Portfolios each business day at 4:00 p.m. (Eastern time), and is paid immediately thereafter pro rata to shareholders of record via automatic investment in additional full and frac-tional shares of that Portfolio in each shareholder's account. As such addi-tional shares are entitled to dividends on following days, a compounding growth of income occurs.

 A Portfolio's net income consists of all accrued interest income on assets less expenses applicable to that dividend period. Realized gains and losses are reflected in net asset value and are not included in net income.

 Distributions out of tax-exempt interest income earned by the Tax-Free Port-folio are not subject to federal income tax (other than the AMT as described above), but may be subject to state or local income taxes. Any exempt-interest dividends derived from interest on municipal securities subject to the AMT will be a tax preference item for purposes of the federal individual and cor-porate AMT. Distributions out of taxable interest income, other investment in-come, and short-term capital gains are taxable as ordinary income and distri-butions of long-term capital gains, if any, are taxable as long-term capital gains irrespective of the length of time a shareholder held his shares.

 YEAR 2000. Many computer software systems in use today cannot properly proc-ess date-related information from and after January 1, 2000. Should any of the computer systems employed by the Fund's major service providers fail to proc-ess this type of information properly, that could have a negative impact on the Fund's operations and the services that are provided to the Fund's share-holders. The Adviser, AFD and Alliance Fund Services, Inc., have advised the Fund that they are reviewing all of their computer systems with the goal of modifying or replacing such systems prior to January 1, 2000 to the extent necessary to foreclose any such negative impact. In addition, the Adviser has been advised by the Fund's custodian that it is also in the process of review-ing its systems with the same goal. As of the date of this prospectus, the Fund and the Adviser have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio securities held by the Fund may be adversely affected by the in-ability of the securities' issuers or of third parties to process this type of information properly.

 FUND ORGANIZATION. The Fund is an open-end management investment company reg-istered under the Act consisting of the four Portfolios offered by this pro-spectus, and the Trust Portfolio, which is offered by a separate prospectus. The Fund was organized as a Maryland corporation on March 21, 1990. The Fund's activities are supervised by its Board of Directors. Generally, shares of each portfolio and class will vote together as a single class on matters, such as the election of Directors, that affect each portfolio and class in substan-tially the same manner.

 Maryland law does not require annual meetings of shareholders and it is an-ticipated that shareholder meetings will be held only when required by federal or Maryland law. Shareholders have available certain procedures for the re-moval of directors.

 REPORTS. Shareholders will receive a monthly summary of their account, as well as semi-annual and annual reports. Shareholders may arrange for a copy of each of their account statements to be sent to other parties.

                              SHAREHOLDER SERVICES

 Shareholder representatives are
 available to answer your ques-
 tions about the status of your
 account or other Fund matters.
 Call toll-free (800) 237-5822
 or write the Fund, c/o Alliance
 Fund Services, Inc., P.O. Box
 1520, Secaucus, New Jersey
 07096-1520.

 YIELDS. For recorded current
 yield information on the Class C
 shares of the Portfolios, call
 on a touch-tone telephone toll-
 free (800) 251-0539 and press
 the following sequence of keys:

 [1] # [1] # [3][1][6] #        for the Prime Portfolio
 [1] # [1] # [3][2][7] #   for the Government Portfolio
 [1] # [1] # [3][2][8] #     for the Treasury Portfolio
 [1] # [1] # [2][3][8] #     for the Tax-Free Portfolio

 Alliance Institutional Reserves, Inc. (the "Fund") is an open-end investment company. The Prime Portfolio, the Government Portfolio, the Tax-Free Portfolio and the Treasury Portfolio (each a "Portfolio" and collectively the "Portfo-lios"), each of which is diversified, are offered by this prospectus. The Fund's investment objectives are--in the following order of priority--safety of principal, excellent liquidity and maximum current income (which, in the case of the Tax-Free Portfolio, is exempt from federal income taxes) to the extent consistent with the first two objectives.

 The Fund offers investors a convenient and economical way to invest in managed portfolios.

 This prospectus, which offers the Class C shares of each Portfolio, sets forth information about the Portfolios that a prospective investor should know before investing. Please retain it for future reference.

 An investment in the Fund is (i) neither insured nor guaranteed by the U.S. Government; (ii) not a deposit or obligation of, or guaranteed or endorsed by, any bank; and (iii) not federally insured by the Federal Deposit Insurance Cor-poration, the Federal Reserve Board or any other agency. There can be no assur-ance that a Portfolio of the Fund will be able to maintain a stable net asset value of $1.00 per share.

 A "Statement of Additional Information," dated June 29, 1998, which provides a further discussion of certain matters discussed in this prospectus and certain other matters and which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by ref-erence. For a free copy, call or write the Fund at the telephone number or ad-dress shown above.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(R)This registered service mark used under license from the owner, Alliance Capital Management L.P.

 ALLIANCE
 INSTITUTIONAL RESERVES

    --PRIME PORTFOLIO
    --GOVERNMENT PORTFOLIO
    --TAX-FREE PORTFOLIO
    --TREASURY PORTFOLIO

[LOGO OF ALLIANCE CAPITAL(R) APPEARS HERE]

 PROSPECTUS
 CLASS C SHARES
 JUNE 29, 1998

                      EXPENSE INFORMATION--CLASS C SHARES
SHAREHOLDER TRANSACTION EXPENSES

  Class C shares of the Fund have no sales load on purchases or reinvested div-idends, deferred sales load, redemption fee or exchange fee.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net
assets, net of expense reimbursement    PRIME   GOVERNMENT TAX-FREE  TREASURY
or                                    PORTFOLIO PORTFOLIO  PORTFOLIO PORTFOLIO
fee waiver)                           --------- ---------- --------- ---------
 Management Fees.....................   .20%       .20%      .20%      .20%
 12b-1 Fees..........................   .25%       .25%      .25%      .25%
 Other Expenses......................   None       None      None      None
                                        ----       ----      ----      ----
 Total Fund Operating Expenses.......   .45%       .45%      .45%      .45%

EXAMPLE

  You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period):

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
 Prime Portfolio................................  $ 5     $14     $25     $57
 Government Portfolio...........................  $ 5     $14     $25     $57
 Tax-Free Portfolio.............................  $ 5     $14     $25     $57
 Treasury Portfolio.............................  $ 5     $14     $25     $57

  The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Class C shares of the Prime, Government, Tax-Free and Treasury Portfolios will bear directly and in-directly. The expenses listed in the table for each Portfolio are net of volun-tary expense reimbursements and voluntary fee waivers. The expenses of such Portfolios, before voluntary expense reimbursements or fee waivers, would be:
Prime Portfolio: Management Fees--.20%, 12b-1 Fees--.25% Other Expenses--.03% and Total Fund Operating Expenses--.48%; Government Portfolio: Management Fees--.20%, 12b-1 Fees--.25% Other Expenses--.09% and Total Fund Operating Ex-penses--.54%; Tax-Free Portfolio: Management Fees--.20%, 12b-1 Fees--.25%, Other Expenses--.08% and Total Fund Operating Expenses--.53%; Treasury Portfo-lio: Management Fees--.20%, 12b-1 Fees--.25%, Other Expenses--.09% and Total Operating Expenses--.54%. Such expenses are based on estimated amounts for the Fund's current fiscal year. The example should not be considered a representa-tion of past or future expenses; actual expenses may be greater or less than those shown.

                                --------------

  From time to time each Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not in-tended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the in-vestment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvested. Fur-ther information about each Portfolio's performance is contained in the annual report to shareholders and Statement of Additional Information which may be ob-tained without charge by contacting Alliance Fund Services, Inc. at the address or the telephone number shown on the cover of this prospectus.

                                 INTRODUCTION

 The Fund consists of five distinct Portfolios, the Class C shares of four of which, the Prime Portfolio, the Government Portfolio, the Tax-Free Portfolio and the Treasury Portfolio, are offered by this prospectus. Each Portfolio in-vests in a diversified portfolio of money market securities. The Fund is de-signed for investors who can benefit from money market income. Investors in the Fund avoid certain administrative burdens that they would incur by invest-ing in money market instruments directly, such as monitoring of maturity dates, safeguarding of receipts and deliveries, and the maintenance of tax in-formation and other records. At the time of investment, no security purchased by the Prime Portfolio, the Government Portfolio and the Tax-Free Portfolio can have a maturity exceeding one year, which maturity may extend to 397 days. The Treasury Portfolio may invest in high-quality money market securities which, at the time of investment, have remaining maturities of 397 days or less. The average maturity of each Portfolio cannot exceed 90 days.

                      INVESTMENT OBJECTIVES AND POLICIES

 The investment objectives of each Portfolio are--in the following order of priority--safety of principal, excellent liquidity and maximum current income (which, in the case of the Tax-Free Portfolio, is exempt from federal income taxes) to the extent consistent with the first two objectives. As a matter of fundamental policy, each Portfolio, except the Treasury Portfolio, pursues its objectives by maintaining a portfolio of high-quality U.S. dollar-denominated money market securities each of which, at the time of investment, has a re-maining maturity of one year or less, which maturity may extend to 397 days or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7 ("Rule 2a-7") under the Investment Company Act of 1940, as amended (the "Act"). The Treasury Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less, which maturities may extend to such greater length of time as may be permitted from time to time pursuant to Rule 2a-7. The fundamental investment policies described be-low may not be changed for a Portfolio without shareholder approval. The non-fundamental investment policies may be changed upon notice but without such approval. The Fund may in the future establish additional portfolios which may have different investment objectives. There can be no assurance that any Port-folio's objectives will be achieved.

 Each Portfolio will comply with Rule 2a-7, as amended from time to time, in-cluding the diversification, quality and maturity requirements imposed by the Rule (a more detailed description of Rule 2a-7 is set forth in the Portfolios' Statement of Additional Information under "Investment Objectives and Poli-cies"). To the extent that a Portfolio's limitations are more permissive than Rule 2a-7, the Portfolio will comply with the more restrictive provisions of the Rule.

PRIME PORTFOLIO

 The money market securities in which the Prime Portfolio invests include: (1) marketable obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities (collectively, the "U.S. Government"); (2) certificates of deposit, bankers' acceptances and interest bearing savings deposits issued or guaranteed by banks or savings and loan associations having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation, or denominated in U.S. dollars and issued by U.S. branches of foreign banks having total assets of at least $1 billion that are believed by the Adviser to be of quality equivalent to that of other such instruments in which it may invest; (3) commercial paper of prime quality [i.e., rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by compa-nies having outstanding debt securities rated AAA or AA by Standard & Poor's, or Aaa or Aa by Moody's] and participation interests in loans extended by banks to such companies; and (4) repurchase agreements that are collateralized fully as that term is defined in Rule 2a-7. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust Company, the Fund's Custodian. For each repurchase agreement, the Portfolio requires continual maintenance of the market value of the underlying collat-eral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer default, the Portfolio might suffer a loss to the extent the pro-ceeds from the sale of the collateral were less than the repurchase price. The Portfolio may also invest in the types of instruments described in (2) above issued or maintained at foreign branches of U.S. banks described in such clause and prime quality dollar-denominated commercial paper issued by foreign companies meeting the criteria specified in (3) above. The Portfolio's commer-cial paper investments may include variable amount master demand notes which represent a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to in-vest varying amounts.

 The Portfolio may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose cor-poration. Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. It is the Portfolio's current intention to limit its investment in such securities to not more than 5% of its net assets.

 OTHER FUNDAMENTAL INVESTMENT POLICIES. To maintain portfolio diversification and reduce investment risk, the Portfolio may not (1) invest 25% or more of its total assets in the securities of issuers conducting their principal busi-ness activities in any one industry although there is no such limitation with respect to U.S. Government securities or bank obligations, including certifi-cates of deposit, bankers' acceptances and interest bearing savings deposits (such bank obligations are issued by domestic banks, including U.S. branches of foreign banks subject to the same regulation as U.S. banks); (2) invest more than 5% of its assets in the securities of any one issuer (except the U.S. Government) although with respect to 25% of its total assets it may in-vest without regard to such limitation; (3) invest more than 5% of its assets in the securities of any issuer (except the U.S. Government) having less than three years of continuous operation or purchase more than 10% of any class of the outstanding securities of any issuer (except the U.S. Government); (4) en-ter into repurchase agreements if, as a result thereof, more than 10% of its assets would be committed to repurchase agreements not terminable within seven days and other illiquid investments; (5) borrow money except from banks on a temporary basis in aggregate amounts not exceeding 15% of its assets; the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist; and (6) mortgage, pledge or hypothecate its assets ex-cept to secure such borrowings.

 As a matter of operating policy, the Portfolio may invest no more than 5% of its total assets in the securities of any one issuer (as determined pursuant to Rule 2a-7), except that the Portfolio may invest up to 25% of its total as-sets in the first tier securities (as defined in Rule 2a-7) of a single issuer for a period of up to three business days. Fundamental policy number (2) would give the Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.

GOVERNMENT PORTFOLIO

 The securities in which the Government Portfolio invests include: (1) market-able obligations of, or guaranteed by, the U.S. Government, including issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established un-der the authority of an act of Congress; and (2) repurchase agreements that are collateralized fully as that term is defined in Rule 2a-7. These agree-ments are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New

York) in U.S. Government securities or State Street Bank and Trust Company, the Fund's custodian. For each repurchase agreement, the Portfolio requires contin-ual maintenance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer de-fault, the Portfolio might suffer a loss to the extent the proceeds from the sale of the collateral were less than the repurchase price. The Portfolio may commit up to 15% of its net assets to the purchase of when-issued U.S. Govern-ment securities. To facilitate such acquisitions, the Fund's Custodian will maintain, in a separate account of the Portfolio, U.S. Government securities or other liquid high-grade debt securities having value equal to, or greater than, such commitments. The price of when-issued securities, which is generally ex-pressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for such securities take place at a later time. Normally the settlement date occurs from within ten days to one month after the purchase of the issue. The value of when-issued securities may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to the Portfo-lio.

 As a matter of operating policy, which may be changed without shareholder ap-proval, the Government Portfolio attempts to invest in securities that the Ad-viser believes are legal investments for federal credit unions as set forth in Sections 107(7) and (8) of the Federal Credit Union Act and Part 703 of the Na-tional Credit Union Administration regulations.

 OTHER FUNDAMENTAL INVESTMENT POLICIES. To maintain portfolio diversification and reduce investment risk, the Portfolio may not (1) invest more than 5% of its assets in repurchase agreements with any one counterparty thereof or more than 10% of its assets in repurchase agreements not terminable within seven days and other illiquid investments; (2) borrow money except from banks on a temporary basis in aggregate amounts not exceeding 10% of its assets; the Port-folio will not purchase any investments while borrowings in excess of 5% of to-tal assets exist; and (3) pledge, hypothecate, or in any manner transfer, as security for indebtedness, its assets except to secure such borrowings.

TAX-FREE PORTFOLIO

 As a matter of fundamental policy, the Tax-Free Portfolio, except when assum-ing a temporary defensive position, must maintain at least 80% of its total as-sets in high-grade municipal securities having maturities of one year or less, which maturities may extend to 397 days (as opposed to taxable investments de-scribed below). Normally, substantially all of its income will be tax-exempt as described below.

 The Portfolio seeks maximum current income that is exempt from federal income taxes by investing principally in a diversified portfolio of high-grade munici-pal securities. Such income may be subject to state or local income taxes. In-vestors should compare yields (which will fluctuate in response to market con-ditions) and tax consequences before making an investment decision.

 Under current federal income tax law, (1) interest on tax-exempt municipal se-curities issued after August 7, 1986 which are "specified private activity bonds" will be treated as an item of tax preference for purposes of the alter-native minimum tax ("AMT") imposed on individuals and corporations, though for regular federal income tax purposes such interest will remain fully tax-exempt, and (2) interest on all tax-exempt obligations will be included in "adjusted current earnings" of corporations for AMT purposes. The Portfolio may purchase "private activity" municipal securities because such issues have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities. However, the Portfolio will limit its investments so that no more than 20% of its total income is derived from municipal securities that bear in-terest subject to the AMT.

 MUNICIPAL SECURITIES. The municipal securities in which the Portfolio invests include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have matu-rities of one year or less. Examples include tax anticipation and revenue an-ticipation notes which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

 The Portfolio may invest in securities that have variable or floating rates of interest ("variable rate obligations") whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Variable rate obligations purchased may include participation interests in private activity bonds backed by letters of credit of Federal Deposit Insurance Corporation mem-ber banks having total assets of more than $1 billion. The Portfolio will com-ply with Rule 2a-7 with respect to its investments in variable rate obligations supported by letters of credit.

 All of the Portfolio's municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's (Aaa and Aa, MIG 1 and MIG 2 or VMIG 1 and VMIG 2) or Standard & Poor's (AAA and AA or SP-1 and SP-2), or judged by the Adviser to be of comparable quality. Securities must also meet credit standards applied by the Adviser.

 To further enhance the quality and liquidity of the securities in which the Tax-Free Portfolio invests, such securities frequently are supported by credit and liquidity enhancements, such as letters of credit, from third party finan-cial institutions. The Portfolio continuously monitors the credit quality of such third parties; however, changes in the credit quality of such a financial institution could cause the Portfolio's investments backed by that institution to lose value and affect the Portfolio's share price.

 The Portfolio also may invest in stand-by commitments, which may involve cer-tain expenses and risks, but such commitments are not expected to comprise a significant portion of its investments. The Portfolio may commit up to 15% of its net assets to the purchase of when-issued securities. For a description of when-issued securities, see the Statement of Additional Information.

 TAXABLE INVESTMENTS. The taxable investments in which the Portfolio may invest include obligations of the U.S. Government and its agencies, high-quality cer-tificates of deposit and bankers' acceptances, prime commercial paper and re-purchase agreements.

 OTHER FUNDAMENTAL INVESTMENT POLICIES. To reduce investment risk, the Portfo-lio may not (1) invest more than 25% of its total assets in municipal securi-ties whose issuers are located in the same state or in municipal securities the interest upon which is paid from revenues of similar-type projects; (2) invest more than 5% of its total assets in the securities of any one issuer except the U.S. Government, although with respect to 25% of its total assets the Portfolio may invest up to 10% per issuer; (3) purchase more than 10% of any class of the voting securities of any one issuer except those of the U.S. Government; (4) invest more than 10% of its assets in repurchase agreements not terminable within seven days (whether or not illiquid) or other illiquid investments; (5) have more than 5% of its assets invested in repurchase agreements with the same vendor; and (6) borrow money except from banks on a temporary basis for ex-traordinary or emergency purposes in an aggregate amount not to exceed 15% of the Portfolio's total assets; the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist.

 As a matter of operating policy, the Portfolio may invest no more than 5% of its total assets in the securities of any one issuer (as determined pursuant to Rule 2a-7), except that the Portfolio may invest up to 25% of its total assets in the first tier securities (as defined in Rule 2a-7) of a single issuer for a period of up to three business days. Fundamental policy number (2) would give the Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.

TREASURY PORTFOLIO

 The securities in which the Treasury Portfolio invests are (1) issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds; and (2) repurchase agreements that are collateralized fully (as that term is defined in Rule 2a-7). These agreements are en-tered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust com-pany, the Fund's Custodian. For each repurchase agreement, the Portfolio re-quires continual maintenance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer default, the Portfolio might suffer a loss to the extent that the pro-ceeds from the sale of the collateral were less than the repurchase price. The Treasury Portfolio may commit up to 15% of its net assets to the purchase of when-issued U.S. Treasury securities. Delivery and payment for when-issued se-curities takes place after the transaction date. The payment amount and the interest rate that will be received on the securities are fixed on the trans-action date. The value of such securities may fluctuate prior to their settle-ment, thereby creating an unrealized gain or loss to the Portfolio.

 As a matter of operating policy, which may be changed without shareholder ap-proval, the Treasury Portfolio (i) attempts to invest in securities that com-ply with the requirements of New Jersey Statutes Section 18A:20-37 so that it will be an eligible investment for boards of education and other local govern-ment units within the state of New Jersey, and (ii) does not invest in securi-ties maintained under the U.S. Treasury STRIPS program or enter into repur-chase agreements with respect to such securities.

 OTHER FUNDAMENTAL INVESTMENT POLICIES. To maintain portfolio diversification and reduce investment risk, the Treasury Portfolio may not: (1) borrow money except (a) from banks on a temporary basis or (b) by entering into reverse re-purchase agreements, in each case in an aggregate amount not exceeding 10% of its assets and exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption re-quests, if they should occur; such borrowings may not be used to purchase in-vestments and the Portfolio will not purchase any investment while any such borrowings exist; and (2) pledge, hypothecate or in any manner transfer, as security for indebtedness, its assets except to secure such borrowings.

GENERAL

 None of the Portfolios will maintain more than 10% of its net assets in il-liquid securities. Illiquid securities may include securities that are not readily marketable, securities subject to legal or contractual restrictions on resale and repurchase agreements not terminable within seven days. Except with respect to the Tax-Free Portfolio, which is not permitted to invest in re-stricted securities, restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Directors, including securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial paper issued in reli-ance upon the exemption from registration in Section 4(2) of the Securities Act, will not be treated as illiquid for purposes of the restriction on illiq-uid securities. Restricted securities are securities subject to the contrac-tual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act. As to illiquid securities, a Portfolio is subject to a risk that, should the Portfolio's desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfo-lio's net assets could be adversely affected.

 Each of the Portfolios may invest in variable rate obligations as permitted by Rule 2a-7. Variable rate obligations have interest rates which are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the interest rate of the variable rate obligation is tied. Some variable rate obligations allow the holder to demand payment of principal and accrued interest at any time, or at specified intervals. Each of the Portfolios follows Rule 2a-7 with respect to the diversification, quality and maturity of variable rate obligations.

                       PURCHASE AND REDEMPTION OF SHARES
 Class C shares are available through your financial intermediary.

OPENING ACCOUNTS

 Instruct your financial intermediary to use one or more Portfolios.

SUBSEQUENT INVESTMENTS

 BY CHECK. Mail or deliver your check or negotiable draft, payable to your fi-nancial intermediary, who will deposit it into the Portfolio(s). Please desig-nate the appropriate Portfolio and indicate your brokerage account number (if applicable) on the check or draft.

 BY SWEEP. Your financial intermediary may offer an automatic "sweep" for the Fund in the operation of brokerage cash accounts. Contact your financial in-termediary to determine if a sweep is available and what the sweep parameters are.

REDEMPTIONS

 BY CONTACTING YOUR FINANCIAL INTERMEDIARY. Instruct your financial intermediary to order a withdrawal from your Fund account.

 BY SWEEP. If your financial intermediary offers an automatic sweep arrange-ment, the sweep will automatically transfer from your Fund account sufficient amounts to cover security purchases in your brokerage account.

 BY CHECKWRITING. With this service, you may write checks made payable to any payee. Checks cannot be written for more than the principal balance (not in-cluding any accrued dividends) in your account. First you must fill out the signature card which you can obtain from your financial intermediary. There is no separate charge for the checkwriting service. The checkwriting service ena-bles you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payment.

GENERAL

 A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary or other financial represen-tative with respect to the purchase, sale or exchange of shares made through such financial representative. Such financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund.

 Each Portfolio offers two other classes of shares, Class A and Class B, by means of separate prospectuses. The three classes of shares have a common in-vestment objective and investment portfolio and are identical, except as to the level of the distribution services fee, if any, paid by each class. Be-cause of the different level of distribution services fees paid by the other two classes of shares, Class C shares are expected to have performance differ-ent from Class A and Class B shares. You can obtain more information regarding the other classes by calling Alliance Fund Services, Inc. toll-free at (800) 237-5822 or writing to them at P.O. Box 1520, Secaucus, New Jersey 07096. Bro-ker-dealers, agents, financial intermediaries and other financial representa-tives may receive differing compensation for selling Class A, Class B and Class C shares.

 INVESTMENTS MADE BY CHECK. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal Funds in one business day following receipt and is then invested in the Fund. Checks drawn on banks which are not members of the Federal Reserve System may take longer to be con-verted and invested. All payments must be in United States dollars.

 Proceeds from any subsequent redemption by you of Fund shares that were pur-chased by check will not be forwarded to you until the Fund is reasonably as-sured that your check has cleared, normally up to fifteen days following the purchase date.

 SHARE PRICE. Shares of each Portfolio of the Fund are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is expected to be constant at $1.00 per share, although this price is not guaranteed. The net asset value of each Portfolio's shares, except the Tax-Free Portfolio, is determined each Fund business day (as defined under "Purchase and Redemption of Shares--Redemptions," above) at 12:00 Noon and 4:00 p.m. (Eastern time). The net asset value of the Tax-Free Portfolio shares
is deter     -

                            ADDITIONAL INFORMATION

mined each Fund business day at 12:00 Noon (Eastern time). The net asset value per Class C share of each Portfolio is calculated by taking the sum of the value of the Portfolio's investments allocable to Class C shares (amortized cost value is used for this purpose) and any cash or other assets allocable to Class C shares, subtracting liabilities allocable to Class C shares, and di-viding by the total number of Class C shares of the Portfolio outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

 TIMING OF INVESTMENTS AND REDEMPTIONS. Each Portfolio, except the Tax-Free Portfolio, has two transaction times each business day, 12:00 Noon and 4:00 p.m. (Eastern time). The Tax-Free Portfolio has one transaction time each Fund business day, 12:00 Noon (Eastern time). Investments receive the full dividend for a day if the investor's telephone order is placed by 4:00 p.m. (Eastern time) for the Prime, Government or Treasury Portfolio and Federal Funds or bank wire monies are received by State Street Bank before 4:00 p.m. on that day. Investments receive the full dividend for a day if the investor's tele-phone order is placed by 12:00 Noon (Eastern time) and Federal Funds or bank wire monies are secured by State Street Bank before 4:00 p.m. on that day with respect to the Tax-Free Portfolio.

 During drastic economic or market developments, shareholders might have dif-ficulty in reaching Alliance Fund Services, Inc. by telephone in which event the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown in this prospectus. The Funds reserve the right to suspend or terminate their telephone service at any time without notice. Nei-ther the Funds nor the Adviser, or Alliance Fund Services, Inc. will be re-sponsible for the authenticity of telephone requests to purchase or sell shares. Alliance Fund Services, Inc. will employ reasonable procedures in or-der to verify that telephone requests are genuine and could be liable for losses arising from unauthorized transactions if it failed to do so. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

 Redemption proceeds are normally wired the same business day if a redemption request is received prior to 12:00 Noon, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determi-nation of an "emergency" by the Securities and Exchange Commission or to cer-tain other unusual conditions. Shares do not earn dividends on the day a re-demption is effected.

 MINIMUMS. An initial investment of at least $1,000,000 in the aggregate among the Portfolios of the Fund is required. There is no minimum for subsequent in-vestments. The Fund reserves the right at anytime to vary the initial and sub-sequent investment minimums.

 The Fund reserves the right to close out an account that is below $500,000 after at least 60 days' written notice to the shareholder unless the balance in such account is increased to at least that amount during such period. For purposes of this calculation, the sum of a shareholder's balance in all of the Portfolios will be considered as one account.

 THE ADVISER. Alliance Capital Management L.P., which is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an advisory agreement to provide in-vestment advice and, in general, to conduct the management and investment pro-gram of the Fund, subject to the general supervision and control of the Direc-tors of the Fund.

 The Adviser is a leading international investment manager supervising client accounts with assets as of March 31, 1998 totaling more than $248 billion (of which approximately $98 billion represented the assets of investment compa-
nies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. The 57 registered investment companies managed by the Ad-viser comprising 121 separate investment portfolios currently have over three million shareholder accounts. As of March 31, 1998, the Adviser was retained as an investment manager for employee benefit plan assets of 33 of the Fortune 100 companies.

 Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States, which is a wholly-owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA-UAP, a French insurance holding company. Certain information concerning the ownership and control of Equitable by AXA-UAP is set forth in the Statement of Additional Information under "Management of the Fund."

 Each Portfolio pays the Adviser at an annual rate of .20% of the average daily value of its net assets. The Adviser has undertaken until, at its re-quest, the Fund notifies investors to the contrary, that if, in any fiscal year, the aggregate expenses with respect to the Class C shares of a Portfo-lio, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, but including the management fee and distribution services fee, ex-ceed .45% of the Portfolio's average net assets for the fiscal year attribut-able to the Class C shares, the Portfolio may deduct from the payment to be made to the Adviser, or the Adviser will bear, such excess expense.

 The Adviser may make payments from time to time from its own resources, which may include the management fees paid by the Portfolios of the Fund to compen-sate broker-dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of Class C shares of the Fund, including paying for the preparation, printing and distribution of prospectuses and sales literature or other promo-tional activities.

 DISTRIBUTION AGREEMENT. Rule 12b-1 under the Act permits an investment com-pany to pay expenses associated with the distribution of its shares in accor-dance with a duly adopted plan. Effective June 29, 1998, the Fund adopted a "Rule 12b-1 Plan" and entered into an amended Distribution Agreement (the "Agreement") with Alliance Fund Distributors, Inc., the Fund's distributor ("AFD"), in connection with the distribution of each Portfolio's Class C shares. Pursuant to the Rule 12b-1 Plan, the Fund pays AFD a distribution services fee at an annual rate of .25% of the aggregate average daily net as-sets attributable to the Class C shares of each Portfolio. The Glass-Steagall Act and other applicable laws may limit the ability of a bank or other deposi-tory institution to become an underwriter or distributor of securities. Howev-er, in the opinion of the Fund's management, based on the advice of counsel, these laws do not prohibit such depository institutions from providing serv-ices for investment companies such as the administrative, accounting and other services referred to in the Agreement. In the event that a change in these laws prevented a bank from providing such services, it is expected that other service arrangements would be made and that shareholders would not be ad-versely affected.

 CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR. State Street Bank and Trust Compa-ny, P.O. Box 1912, Boston, MA 02105, is the Fund's Custodian. Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, NJ 07096-1520, and Alliance Fund Dis-tributors, Inc., 1345 Avenue of the Americas, New York, NY 10105, are the Fund's Transfer Agent and Distributor, respectively. The Transfer Agent charges a fee for its services.

 DAILY DIVIDENDS, OTHER DISTRIBUTIONS, TAXES. All net income of the Tax-Free Portfolio is determined each business day at 12:00 Noon (Eastern time), and that of the Prime, Government and Treasury Portfolios each business day at 4:00 p.m. (Eastern time), and is paid immediately thereafter pro rata to shareholders of record via automatic investment in additional full and frac-tional shares of that Portfolio in each shareholder's account. As such addi-tional shares are entitled to dividends on following days, a compounding growth of income occurs.

 A Portfolio's net income consists of all accrued interest income on assets less expenses applicable to that dividend period. Realized gains and losses are reflected in net asset value and are not included in net income.

 Distributions out of tax-exempt interest income earned by the Tax-Free Port-folio are not subject to federal income tax (other than the AMT as described above), but may be subject to state or local income taxes. Any exempt-interest dividends derived from interest on municipal securities subject to the AMT will be a tax preference item for purposes of the federal individual and corporate AMT. Distributions out of taxable interest income, other invest-ment income, and short term capital gains are taxable as ordinary income and distributions of long term capital gains, if any, are taxable as long-term capital gains irrespective of the length of time a shareholder held his shares.

 YEAR 2000. Many computer software systems in use today cannot properly proc-ess date-related information from and after January 1, 2000. Should any of the computer systems employed by the Fund's major service providers fail to proc-ess this type of information properly, that could have a negative impact on the Fund's operations and the services that are provided to the Fund's share-holders. The Adviser, AFD and Alliance Fund Services, Inc., have advised the Fund that they are reviewing all of their computer systems with the goal of modifying or replacing such systems prior to January 1, 2000 to the extent necessary to foreclose any such negative impact. In addition, the Adviser has been advised by the Fund's custodian that it is also in the process of review-ing its systems with the same goal. As of the date of this prospectus, the Fund and the Adviser have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio securities held by the Fund may be adversely affected by the inability of the securities' issuers or of third parties to process this type of information properly.

 FUND ORGANIZATION. The Fund is an open-end management investment company reg-istered under the Act consisting of the four Portfolios offered by this pro-spectus, and the Trust Portfolio, which is offered by a separate prospectus. The Fund was organized as a Maryland corporation on March 21, 1990. The Fund's activities are supervised by its Board of Directors. Generally, shares of each portfolio and class will vote together as a single class on matters, such as the election of Directors, that affect each portfolio and class in substan-tially the same manner.

 Maryland law does not require annual meetings of shareholders and it is an-ticipated that shareholder meetings will be held only when required by federal or Maryland law. Shareholders have available certain procedures for the re-moval of directors.

 REPORTS. Shareholders will receive a monthly summary of their account, as well as semi-annual and annual reports. Shareholders may arrange for a copy of each of their account statements to be sent to other parties.

[LOGO]                 ALLIANCE INSTITUTIONAL RESERVES, INC.
                                            -Prime Portfolio
                                       -Government Portfolio
                                         -Tax-Free Portfolio
                                         -Treasury Portfolio
____________________________________________________________

c/o Alliance Fund Services, Inc.
P.O. Box 1520, Secaucus, New Jersey  07096
Toll Free (800) 221-5672
____________________________________________________________

            STATEMENT OF ADDITIONAL INFORMATION


                      June 29, 1998
___________________________________________________________

   This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's current Prospectuses dated June 29, 1998 (the "Prospectus") which describe the Class A, Class B and Class C shares of the Prime, Government, Tax-Free and Treasury Portfolios of the Fund. A copy of this Prospectus may be obtained by contacting Alliance Fund Services, Inc. at the address or telephone number shown above.


                     TABLE OF CONTENTS

                                                        Page


The Fund..............................................
Investment Objectives and Policies....................
Investment Restrictions ..............................
Management............................................
Expenses of the Fund..................................
Purchase and Redemption of Shares.....................
Daily Dividends-Determination of Net Asset Value......
Taxes.................................................
General Information...................................
Financial Statements and Report of Independent
  Auditors............................................
Appendix A - Commercial Paper and Bond Ratings........
Appendix B - Description of Municipal Securities......

___________________________
(R): This registered service mark used under license from the owner, Alliance Capital Management L.P.

____________________________________________________________

                         THE FUND
____________________________________________________________

    Alliance Institutional Reserves, Inc. (the "Fund") is an open-end investment company. The Prime Portfolio, the Government Portfolio, the Tax-Free Portfolio and the Treasury Portfolio, each of which is diversified (collectively, the "Portfolios"), are described by the Prospectus which supplements this Statement of Additional Information. An additional portfolio of the Fund, the Trust Portfolio, is described in a separate prospectus and statement of additional information. The Fund changed its name from ACM Institutional Reserves, Inc. to Alliance Institutional Reserves, Inc. effective June 29, 1998.

____________________________________________________________

            INVESTMENT OBJECTIVES AND POLICIES
____________________________________________________________

    The investment objectives of each Portfolio are - in the following order of priority - safety of principal, excellent liquidity, and maximum current income (which, in the case of the Tax-Free Portfolio, is exempt from Federal income taxes) to the extent consistent with the first two objectives. As a matter of fundamental policy, each of the Prime Portfolio, the Government Portfolio and the Tax-Free Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities, all of which, at the time of investment, have remaining maturities of one year or less (which maturities, pursuant to Rule 2a-7 under the Investment Company Act of 1940 as amended (the "Act"), may extend to 397 days, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7). The Treasury Portfolio, as a non-fundamental policy, pursues its objectives by investing in the following investments diversified by maturities not exceeding 397 days: issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds and repurchase agreements with respect to those instruments. The Fund may in the future establish additional portfolios which may have different investment objectives. There can be no assurance that any of the Portfolio's objectives will be achieved.

                          General

    Each of the Portfolios will comply with Rule 2a-7 under the Act, as amended from time to time, including the diversification, quality and maturity conditions imposed by the Rule. To the extent that a Portfolio's limitations are more permissive than Rule 2a-7, the Portfolio will comply with the more restrictive provisions of the Rule.

    Currently, pursuant to Rule 2a-7, each Portfolio may invest only in U.S. dollar-denominated "Eligible Securities" (as that term is defined in the Rule) that have been determined by the Adviser to present minimal credit risks pursuant to procedures approved by the Board of Directors. Generally, an eligible security is a security that (i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROS") or, if only one NRSRO has issued a rating, by that NRSRO (the "requisite NRSROs"). A first tier security is an Eligible Security that has received a short-term rating from the requisite NRSROs in the highest short-term rating category for debt obligations, or is an unrated security deemed to be of comparable quality. Unrated securities may also be Eligible Securities if the Adviser determines that they are of comparable quality to a rated Eligible Security pursuant to guidelines approved by the Board of Directors. A description of the ratings of some NRSROs appears in Appendix A attached hereto. Securities in which the Portfolios invest may be subject to liquidity or credit enhancements. These securities are generally considered to be Eligible Securities if the enhancement or the issuer of the enhancement has received the appropriate rating from the requisite NRSROs.

    Under Rule 2a-7 the Prime, Government, Tax-Free
(effective July 1, l998) and Treasury Portfolios, as applicable, may not invest more than five percent of their respective assets in the securities of any one issuer other than the United States Government, its agencies and instrumentalities. Government securities are also considered to be first tier securities. In addition, the Prime Portfolio may not invest in a security that has received, or is deemed comparable in quality to a security that has received, the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof the Prime
Portfolio would have invested more than (A) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or (B) five percent of its total assets in second tier securities (the "second tier security restriction"). Effective July 1, 1998, the second tier security restriction applies to the Tax-Free Portfolio with respect to its investment in the "conduit" securities of second tier issuers. A conduit security for purposes of Rule 2a-7 is a security nominally issued by a municipality, but dependent for principal and interest payments on non-municipal issuer's revenues from a non-municipal project.

                      Prime Portfolio

    The Prime Portfolio may make the following investments diversified by maturities and issuers:

    1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the bank for cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Bank, Federal National Mortgage Association and Tennessee Valley Authority. Some of the securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

    2. Certificates of deposit, bankers' acceptances and interest-bearing savings deposits issued or guaranteed by banks or savings and loan associations having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation or denominated in U.S. dollars and issued by U.S. branches of foreign banks and foreign branches of U.S. banks, in each case having total assets of at least $1 billion that are believed by the Adviser to be of quality equivalent to that of other such instruments in which the Portfolio may invest. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of Funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. Such certificates may include, for example, those issued by foreign subsidiaries of such banks which are guaranteed by them. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain Funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of Funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

    3. Commercial paper, including variable amount master demand notes, of prime quality [i.e., rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by domestic and foreign companies which have an outstanding debt issued rated AAA or AA by Standard & Poor's, or Aaa or Aa by Moody's] and participation interests in loans extended by banks to such companies. For a description of such ratings see Appendix A. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. For a further description of variable amount master demand notes, see below, "Additional Investment Policies".

    The Portfolio may invest up to 5% of its net assets in high quality (as determined by the requisite number of NRSROs or, if not rated, determined to be of high quality by the Adviser) participation interests having remaining maturities not exceeding one year in loans extended by banks to U.S. and foreign companies. The staff of the Securities and Exchange Commission (the "Commission") is currently considering certain issues relating to the effect on a registered investment company of investing in participation interests on the company's ability to meet the diversification requirements of the Act and the Internal Revenue Code and its fundamental policy regarding the concentration of its assets in particular industries. The Adviser believes that the purchase of loan participation interests in accordance with the Portfolio's investment policies will not give rise to the possibility that, as a result of such purchases, the Portfolio will no longer meet the diversification requirements of the Act and the Internal Revenue Code or violate any fundamental policy regarding the concentration of the Portfolio's assets in particular industries, but nevertheless has undertaken to invest in participation interests only after the resolution of these issues by the staff. In a typical corporate loan syndication, a number of institutional lenders lend a corporate borrower a specified sum pursuant to the term and conditions of a loan agreement. One of the co-lenders usually agrees to act as the agent bank with respect to the loan. The loan agreement among the corporate borrower and the co-lenders identifies the agent bank as well as sets forth the rights and duties of the parties. The agreement often (but not always) provides for the collateralization of the corporate borrower's obligations thereunder and includes various types of restrictive covenants which must be met by the borrower.

    The participation interests acquired by the Portfolio may, depending on the transaction, take the form of a direct co-lending relationship with the corporate borrower, an assignment of an interest in the loan by a co-lender or another participant or a participation in the seller's share of the loan. Typically, the Portfolio will look to the agent bank to collect principal of and interest on a participation interest, to monitor compliance with loan covenants, to enforce all credit remedies, such as foreclosures on collateral, and to notify co-lenders of any adverse changes in the borrower's financial condition or declarations of insolvency. The agent bank in such cases will be qualified under the Act to serve as a custodian for a registered investment company such as the Fund. The agent bank is compensated for these services by the borrower pursuant to the terms of the loan agreement.

    When the Portfolio acts as a co-lender in connection with a participation interest, or when the Portfolio acquires a participation interest the terms of which provide that the Portfolio will be in privity with the corporate borrower, the Portfolio will have direct recourse against the borrower in the event the borrower fails to pay scheduled principal and interest. In cases where the Portfolio lacks such direct recourse, the Portfolio will look to the agent bank to enforce appropriate credit remedies against the borrower.

    The Adviser believes that the principal credit risk associated with acquiring participation interests from a co-lender or another participant is the credit risk associated with the underlying corporate borrower. The Portfolio may incur additional credit risk, however, when the Portfolio is in the position of participant rather than a co-lender because the Portfolio must assume the risk of insolvency of the co-lender from which the participation interest was acquired and that of any person interpositioned between the Portfolio and the co-lender. However, in acquiring participation interests the Adviser will conduct analysis and evaluation of the financial condition of each such co-lender and participant to ensure that the participation interest meet the Portfolio's high quality standard and will continue to do so as long as it holds a participation.

    4. Repurchase agreements pertaining to the above securities. For a description of repurchase agreements, see below, "Additional Investment Policies - Repurchase
Agreements."

    The Portfolio may make investments in certificates of deposit, bankers' acceptances and interest-bearing saving deposits issued by U.S. branches of foreign banks and foreign branches of U.S. banks, in each case specified in paragraph 2 above, and commercial paper issued by foreign companies meeting the rating criteria specified in paragraph 3 above. To the extent that the Portfolio invests in such instruments, consideration is given to their domestic marketability, the lower reserve requirements generally mandated for overseas banking operations, the possible impact of interruptions in the flow of international currency transactions, potential political and social instability or expropriation, imposition of foreign taxes, less government supervision of issuers, difficulty in enforcing contractual obligations and lack of uniform accounting standards.

    The Portfolio may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. Effective July 1, 1998, these securities must generally be rated. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. Generally, the special purpose entity is deemed to be the issuer of the asset-backed security. However, the Portfolio is required to treat any person whose obligations constitute ten percent or more of the assets of the asset-backed security as the issuer of the portion of the asset-backed security such obligations represent. It is the Portfolio's current intention to limit its investment in such securities to not more than 5% of its net assets.

   Floating and Variable Rate Obligations. The Portfolio may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days notice. The Portfolio may also invest in master demand notes which are obligations that permit the Prime Portfolio to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Prime Portfolio, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Prime Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

    The Portfolio's investment objectives may not be changed without the affirmative vote of a majority of the Portfolio's outstanding shares as defined below. Except as otherwise provided, the investment policies are not designated "fundamental policies" within the meaning of the Act and may, therefore, be changed by the Directors without a shareholder vote. However, the Portfolio will not change its investment policies without contemporaneous written notice to shareholders.

                   Government Portfolio

    The Government Portfolio pursues its objectives by maintaining a portfolio of the following investments diversified by maturities not exceeding one year (which maturities, pursuant to Rule 2a-7 under the Act, may extend to 397 days, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7).

    As a matter of operating policy which may be changed without shareholder approval, the Government Portfolio attempts to invest in securities that the Adviser believes are legal investments for federal credit unions as set forth in Sections 107(7) and (8) of the Federal Credit Union Act and Part 703 of the National Credit Union Administration regulations.

    The Government Portfolio may make the following investments:

    1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities. These include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the Bank for Cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association and Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

    2. Repurchase agreements pertaining to the above securities. For a description of repurchase agreements, see below, "Additional Investment Policies - Repurchase
Agreements."

    Floating and Variable Rate Obligations. The Portfolio may also purchase floating and variable rate obligations, including floating and variable rate demand notes and bonds. The Portfolio may invest in variable and floating rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. The Portfolio may also purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice.

                    Tax-Free Portfolio

    As a matter of fundamental policy, the Tax-Free Portfolio, except when assuming a temporary defensive position, must maintain at least 80% of its total assets in high-grade municipal securities having maturities of one year or less (which maturities, pursuant to Rule 2a-7 under the Act, may extend to 397 days, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7), as opposed to taxable investments described below. Normally, substantially all of its income will be tax-exempt as described below.

    To the extent consistent with its other objectives, the Portfolio seeks maximum current income that is exempt from Federal income taxes by investing principally in a diversified portfolio of high-grade municipal securities.
Such income may be subject to state or local income taxes.

Municipal Securities

    The term "municipal securities," as used in the Prospectus and this Statement of Additional Information, means obligations issued by or on behalf of states, territories, and possessions of the United States or their political subdivisions, agencies and instrumentalities, the interest from which is exempt from Federal income taxes.
The municipal securities in which the Portfolio invests include those obligations which at the time of purchase:

    1. are backed by the full faith and credit of the United States; or

    2. are municipal notes rated MIG-1/VMIG-1 or MIG-2/VMIG-2 by Moody's or SP-1 or SP-2 by Standard
         & Poor's or, if not rated, are of equivalent investment quality as determined by the Adviser;
         or

    3. are municipal bonds rated Aa or higher by Moody's, AA or higher by Standard & Poor's or, if not rated, are of equivalent investment quality as determined by the Adviser; or

    4. are other types of municipal securities, provided that such obligations are rated Prime-1 by Moody's, A-1 or higher by Standard & Poor's or, if not rated, are of equivalent investment quality as determined by the Adviser. (See Appendix B for a description of municipal securities and Appendix A for a description of these ratings.)

    The Portfolio will not invest 25% or more of its total assets in the securities of non-governmental issuers conducting their principal business activities in any one industry.

Alternative Minimum Tax

    Under current Federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds" will be treated as an item of tax preference for purposes of the alternative minimum tax ("AMT") imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) interest on all tax-exempt obligations will be included in "adjusted current earnings" of corporations for AMT purposes. The Portfolio may purchase "private activity" municipal securities because such issues may provide somewhat higher yields than other comparable municipal securities. However, the Portfolio will limit its investments so that no more than 20% of its total income is derived from municipal securities that bear interest subject to the AMT.

    Investors should consider that, in most instances, no state, municipality or other governmental unit with taxing power will be obligated with respect to AMT-subject bonds. AMT-subject bonds are in most cases revenue bonds and do not generally have the pledge of the credit or the taxing power, if any, of the issuer of such bonds. AMT-subject bonds are generally limited obligations of the issuer supported by payments from private business entities and not by the full faith and credit of a state or any governmental subdivision. Typically the obligation of the issuer of AMT-subject bonds is to make payments to bond holders only out of and to the extent of, payments made by the private business entity for whose benefit the AMT-subject bonds were issued. Payment of the principal and interest on such revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. It is not possible to provide specific detail on each of these obligations in which Fund assets may be invested.

Taxable Securities

    Although the Portfolio expects to be largely invested in municipal securities, the Portfolio may elect to invest up to 20% of its total assets in taxable money market securities when such action is deemed to be in the best interests of shareholders. Such taxable money market securities also are limited to remaining maturities of one year (which maturities may extend to 397 days pursuant to Rule 2a-7, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7) or less at the time of the Portfolio's investment, and the Portfolio's municipal and taxable securities are maintained at a dollar-weighted average of 90 days or less. Taxable money market securities purchased by the Portfolio include those described below:

    1. marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities; or

    2. certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks having total assets of more than $1 billion and which are members of the Federal Deposit Insurance
         Corporation; or

    3. commercial paper of prime quality rated A-1 or higher by Standard & Poor's or Prime-1 by Moody's or, if not rated, issued by companies which have an outstanding debt issue rated AA or higher by Standard & Poor's, or Aa or higher by Moody's.
         (See Appendix A for description of these ratings.)

    The Portfolio may also enter into repurchase agreements pertaining to the types of securities in which it may invest. For a description of repurchase agreements, see below, "Additional Investment Policies - Repurchase
Agreements."

Variable Rate Obligations

    The interest rate payable on certain municipal securities in which the Portfolio may invest, called "variable rate" obligations, is not fixed and may fluctuate based upon changes in market rates. The interest rate payable on a variable rate municipal security is adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Other features may include the right of the Portfolio to demand prepayment of the principal amount and accrued interest of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount and accrued interest prior to maturity.
The main benefit of a variable rate municipal security is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate municipal securities enhances the ability of the Portfolio to maintain a stable net asset value per share and to sell an obligation prior to maturity at a price approximating the full principal amount. The payment of principal and interest by issuers of certain municipal securities purchased by the Portfolio may be guaranteed by letter of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether a municipal security meets the Portfolio's investment quality requirements.

    Variable rate obligations purchased by the Portfolio may include participation interests in variable rate industrial development bonds that are backed by irrevocable letters of credit or guarantees of banks that meet criteria for banks described above in "Taxable Securities." Purchase of a participation interest gives the Portfolio an undivided interest in certain such bonds. The Portfolio can exercise the right, on not more than 30 days' notice, to sell such an instrument back to the bank from which it purchased the instrument and draw on the letter of credit for all or any part of the principal amount of the Portfolio's participation interest in the instrument, plus accrued interest, but will generally do so only (i) as required to provide liquidity to the Portfolio, (ii) to maintain a high quality investment portfolio, or (iii) upon a default under the terms of the demand instrument. Banks retain portions of the interest paid on such variable rate industrial development bonds as their fees for servicing such instruments and the issuance of related letters of credit and repurchase commitments. The Portfolio follows Rule 2a-7 with respect to its investments in variable rate instruments supported by letters of credit and participation interests.

    The Portfolio will not purchase participation interests in variable rate industrial development bonds unless the interest earned by the Portfolio from the bonds in which it holds participation interests is considered to be exempt from Federal income taxes. The Adviser will monitor the pricing, quality and liquidity of variable rate demand obligations and participation interests therein held by the Portfolio on the basis of published financial information, rating agency reports and other research services to which the Adviser may subscribe.

Standby Commitments

    The Portfolio may purchase municipal securities together with the right to resell them to the seller at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "standby commitment," and the aggregate price which the Portfolio pays for securities with a standby commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Portfolio to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Portfolio acquires standby commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Since the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, the Portfolio's policy is to enter into standby commitment transactions only with municipal securities dealers which are determined to present minimal credit risks.

    The acquisition of a standby commitment does not affect the valuation or maturity of underlying municipal securities which continue to be valued in accordance with the amortized cost method. Standby commitments acquired by the Portfolio are valued at zero in determining net asset value. Where the Portfolio pays directly or indirectly for a standby commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Standby commitments do not affect the average weighted maturity of the Portfolio's portfolio of securities. The Portfolio does not currently intend to invest more than 5% of its net assets in standby commitments in the coming year.

General

    Yields on municipal securities are dependent on a variety of factors, including the general condition of the money market and of the municipal bond and municipal note market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. The achievement of the Portfolio's investment objectives is dependent in part on the continuing ability of the issuers of municipal securities in which the Portfolio invests to meet their obligations for the payment of principal and interest when due. Municipal securities historically have not been subject to registration with the Commission, although there have been proposals which would require registration in the future.

    After purchase by the Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event requires sales of such security by the Portfolio, but the Adviser will consider such event in its determination of whether the Portfolio should continue to hold the security, pursuant to Rule 2a-7. To the extent that the ratings given by Moody's or Standard & Poor's may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings.

    Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal or the interest on its municipal securities may be materially affected.

    Except as otherwise provided above, the Portfolio's investment objectives and policies are not designated
"fundamental policies" within the meaning of the Act and may, therefore, be changed without a shareholder vote.
However, the Portfolio will not change its investment policies without contemporaneous written notice to shareholders.

                    Treasury Portfolio

    The Portfolio pursues its objectives by maintaining a portfolio of the following investments diversified by maturities not exceeding 397 days:

    1. Issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds. Such issues are supported by the full faith and credit of the U.S. Treasury.

    2. Repurchase agreements pertaining to the above securities. For a description of repurchase agreements, see below, "Additional Investment Policies - Repurchase
Agreements."

    Reverse Repurchase Agreements. While the Portfolio has no present plans to do so, it may enter into reverse repurchase agreements, which have the characteristics of borrowing and which involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment.

    When-Issued Securities. For a description of when-issued securities, see below, "Additional Investment
Policies - When-Issued Securities".

    Floating and Variable Rate Obligations. The Portfolio may purchase floating and variable rate obligations, including floating and variable rate demand notes and bonds. The Portfolio may invest in variable and floating rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. The Portfolio may also purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice.

   Except as otherwise provided, the Portfolio's investment policies are not designated "fundamental policies" within the meaning of the Act and may, therefore, be changed by the Directors of the Fund without a shareholder vote. However, the Portfolio will not change its investment policies without contemporaneous written notice to shareholders. There can be no assurance, as is true with all investment companies, that the Portfolio's objectives will be achieved.

              Additional Investment Policies

    The following investment policies supplement those set forth above for each Portfolio. Except as otherwise indicated below, such additional policies apply to all Portfolios.

   Repurchase Agreements

    A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor on an agreed-upon future date. The resale price is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's money is invested in the security and which is not related to the coupon rate on the purchased security. Repurchase agreements may be entered into with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or with State Street Bank and Trust Company ("State Street Bank"), the Fund's Custodian. It is each Portfolio's current practice, which may be changed at any time without shareholder approval, to enter into repurchase agreements only with such primary dealers and State Street Bank. For each repurchase agreement, each Portfolio requires continual maintenance of the market value of underlying collateral in amounts equal to, or in excess of, the agreement amount. While the maturities of the underlying collateral may exceed 397 days, the term of the repurchase agreement is always less than 397 days. In the event that a counterparty defaulted on its repurchase obligation, a Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor became bankrupt, a Portfolio might be delayed in selling the collateral. Repurchase agreements often are for short periods such as one day or a week, but may be longer. Repurchase agreements not terminable within seven days will be limited to no more than 10% of a Portfolio's assets. Pursuant to Rule 2a-7, a repurchase agreement is deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the money market fund is collateralized fully (as defined in such Rule). Accordingly, the counterparty of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities.

   Reverse Repurchase Agreements

    Each Portfolio may also enter into reverse repurchase agreements, which involve the sale of money market securities held by a Portfolio with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. The Portfolios do not currently intend to enter into such agreements during the coming year.

   When-Issued Securities

    Certain issues that the Portfolios are permitted to purchase are offered on a "when-issued" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs from within ten days to one month after the purchase of the issue. During the period between purchase and settlement, no payment is made by a Portfolio to the issuer and, thus, no interest accrues to a Portfolio from the transaction. When-issued securities may be sold prior to the settlement date, but each Portfolio makes when-issued commitments only with the intention of actually acquiring the securities. To facilitate such acquisitions, the Fund's Custodian will maintain, in a separate account of each Portfolio, U.S. Government securities or other liquid high grade debt securities having value equal to or greater than commitments held by that Portfolio. Similarly, a separate account will be maintained to meet obligations in respect of reverse repurchase agreements. On delivery dates for such transactions, a Portfolio will meet its obligations from maturities or sales of the securities held in the separate account and/or from the available cash flow. If a

Portfolio, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it can incur a gain or loss. At the time a Portfolio makes the commitment to purchase a security on a when-issued basis, it records the transaction and reflects the value of the security in determining its net asset value. No when-issued commitments will be made if, as a result, more than 15% of a Portfolio's net assets would be so committed.

   Illiquid Securities and Restricted Securities

    None of the Portfolios will maintain more than 10% of its net assets in illiquid securities. Illiquid securities may include securities that are not readily marketable, securities subject to legal or contractual restrictions on resale and repurchase agreements not terminable within seven days. Except with respect to the Tax-Free Portfolio, which is not permitted to invest in restricted securities, restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Directors, including securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial paper issued in reliance upon the exemption from registration in Section 4(2) of the Securities Act, will not be treated as illiquid for purposes of the restriction on illiquid securities. Restricted securities are securities subject to the contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act. As to illiquid securities, a Portfolio is subject to a risk that, should the Portfolio's desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

    In recent years, a large institutional market has developed for certain types of restricted securities including, among others, private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because they are sold in transactions not requiring registration. For example, commercial paper issues in which the Prime Portfolio may invest include, among others, securities issued by major corporations without registration under the Securities Act in reliance on the exemption from registration afforded by Section 3(a)(3) of such Act and commercial paper issued in reliance on the private placement exemption from registration which is afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must also be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Institutional investors, rather than selling these instruments to the general public, often depend on an efficient institutional market in which such restricted securities can be readily resold in transactions not involving a public offering. In many instances, therefore, the existence of contractual or legal restrictions on resale to the general public does not, in practice, impair the liquidity of such investments from the perspective of institutional holders.

    In 1990, in part to enhance the liquidity in the institutional markets for restricted securities, the Commission adopted Rule 144A under the Securities Act to establish a safe harbor from the Securities Act's registration requirements for resale of certain restricted securities to qualified institutional buyers. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be resold in reliance on the safe harbor of Rule 144A. Pursuant to Rule 144A, the institutional restricted securities markets may provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders on a timely basis. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Prime Portfolio, however, could affect adversely the marketability of such portfolio securities and the Prime Portfolio might be unable to dispose of such securities promptly or at reasonable prices. Rule 144A has already produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of Rule 144A and the consequent inception of the PORTAL System sponsored by the National Association of Securities Dealers, Inc., an automated system for the trading, clearance and settlement of unregistered securities.

    The Fund's Directors have the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Directors have delegated the function of making day-to-day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Directors.
The Adviser takes into account a number of factors in determining whether a restricted security being considered for purchase is liquid, including at least the following:

         (i) the frequency of trades and quotations for the security;

        (ii) the number of dealers making quotations to purchase or sell the security;

       (iii) the number of other potential purchasers of the security;

        (iv) the number of dealers undertaking to make a market in the security;

         (v) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer); and

        (vi) any applicable Commission interpretation or position with respect to such types of securities.

    To make the determination that an issue of Section 4(2) paper is liquid, the Adviser must conclude that the following conditions have been met:

         (i) the Section 4(2) paper must not be traded flat or in default as to principal or interest; and

        (ii) the Section 4(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO; if the security is unrated, the Adviser must determine that the security is of equivalent quality.

    The Adviser must also consider the trading market for the specific security, taking into account all relevant factors.

    Following the purchase of a restricted security by a Portfolio, the Adviser monitors continuously the liquidity of such security and reports to the Directors regarding purchases of liquid restricted securities.

General

    While there are many kinds of short-term securities used by money market investors, the Portfolios, in keeping with their primary investment objective of safety of principal, generally restrict their investments to the types summarized above. Net income to shareholders is aided both by each Portfolio's ability to make investments in large denominations and by efficiencies of scale. Also, each Portfolio may seek to improve its income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in money markets. The market value of each Portfolio's investments tends to decrease during periods of rising interest rates and to increase during intervals of falling rates. There can be no assurance, as is true with all investment companies, that a Portfolio's objectives will be achieved.

____________________________________________________________

                  INVESTMENT RESTRICTIONS
____________________________________________________________

    Unless otherwise specified to the contrary, the following restrictions may not be changed with respect to a Portfolio without the affirmative vote of (1) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares, whichever is less. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of the Portfolio's assets will not constitute a violation of that restriction.

Prime Portfolio

    The Portfolio may not:

    1. purchase any security which has a maturity date more than one year1 from the date of the Portfolio's purchase;

    2. invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry provided that for purposes of this restriction (a) there is no limitation with respect to investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities, or bank obligations, including certificates of deposit, bankers' acceptances and interest-bearing savings deposits
_________________________

1. Which maturity, pursuant to Rule 2a-7, may extend to 397 days, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7.

(such bank obligations are issued by domestic banks, including U.S. branches of foreign banks subject to the same regulation as U.S. banks) and (b) consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries;

    3. invest more than 5% of its assets in the securities of any one issuer2 (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities), except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation;

    4. invest in more than 10% of any one class of an issuer's outstanding securities (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

    5. borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in an aggregate amount not to exceed 15% of the Portfolio's assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist;

    6. pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with any borrowing mentioned above, including reverse repurchase agreements, and in an aggregate amount not to exceed 15% of the Portfolio's assets;

    7. make loans, provided that the Portfolio may purchase money market securities and enter into repurchase agreements;

    8. enter into repurchase agreements if, as a result thereof, more than 10% of the Portfolio's assets would be

_________________________

2.     As a matter of operating policy, pursuant to Rule
    2a-7, the Portfolio will invest no more than 5% of its assets in the securities of any one issuer, unless permitted by Rule 2a-7. The issuer of a security is determined pursuant to Rule 2a-7.

committed to repurchase agreements not terminable within seven days and other illiquid investments; or

    9. (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate, or interests therein), commodities or commodity contracts, including futures contracts, interests in oil, gas and other mineral exploration or other development programs;
(d) purchase securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts, call, straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies and instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Portfolio's assets would be invested in such securities; (g) purchase or retain securities of any issuers if those officers and directors of the Fund and employees of the Adviser who own individually more than 1/2% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities.

Government Portfolio

    The Portfolio may not:

    1. purchase any security which has a maturity date more than one year3 from the date of the Portfolio's purchase;

    2. purchase securities other than marketable obligations of, or guaranteed by, the United States
Government, its agencies or instrumentalities, or repurchase agreements pertaining thereto;

    3.   enter into repurchase agreements if, as a result
thereof, more than 10% of the Portfolio's assets would be
committed to repurchase agreements not terminable within
seven days and other illiquid investments or with any one
seller if, as a result thereof, more than 5% of the
_________________________

3. Which maturity, pursuant to Rule 2a-7, may extend to 397 days, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7.

Portfolio's assets would be invested in repurchase agreements purchased from such seller;4 and may not enter into any reverse repurchase agreements if, as a result thereof, the Portfolio's obligations with respect to reverse repurchase agreements would exceed 10% of the Portfolio's assets;

    4. borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not to exceed 10% of the Portfolio's assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist;

    5. pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Portfolio except as may be necessary in connection with any borrowing mentioned above, including reverse repurchase agreements, and in an aggregate amount not to exceed 10% of the Portfolio's assets;

    6. make loans, provided that the Portfolio may purchase securities of the type referred to in paragraph 2 above and enter into repurchase agreements with respect thereto; or

    7.   act as an underwriter of securities.

Tax-Free Portfolio

    The Portfolio may not:

    1. purchase any security which has a maturity date more than one year5 from the date of the Portfolio's purchase;


_________________________

4. Pursuant to Rule 2a-7, acquisition of a fully collateralized repurchase agreement is deemed to be the acquisition of the underlying securities.


5. Which maturity, pursuant to Rule 2a-7, may extend to 397 days, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7.

    2. invest more than 25% of its total assets in the securities of issuers conducting their principal business activities in any one industry, provided that for purposes of this policy (a) there is no limitation with respect to investments in municipal securities (including industrial development bonds), securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and bank obligations, including certificates of deposit, bankers' acceptances and interest-bearing savings deposits, (such bank obligations are issued by domestic banks, including U.S. branches of foreign banks subject to the same regulation as U.S. banks) and (b) consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries. For purposes of this restriction and those set forth in restrictions 4 and 5 below, the Portfolio will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer;

    3. invest more than 25% of its total assets in municipal securities (a) whose issuers are located in the same state, or (b) the interest upon which is paid from revenues of similar-type projects;

    4. invest more than 5% of its total assets in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) except that with respect to 25% of its total assets it may invest not more than 10% of such total assets in the securities of any one issuer.6 For purposes of such 5% and 10% limitations, the issuer of the letter of credit or other guarantee backing a participation interest in a variable rate industrial development bond is deemed to be the issuer of such participation interest;

    5. purchase more than 10% of any class of the voting securities of any one issuer except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

    6.   borrow money except from banks on a temporary basis
or via entering into reverse repurchase agreements for
_________________________

6.     As a matter of operating policy, pursuant to Rule
    2a-7 the Tax-Free Portfolio, effective July 1, 1998, will invest no more than 5% of its assets in the securities of any one issuer, unless permitted by Rule
    2a-7. The issuer of a security is determined pursuant to Rule 2a-7.

extraordinary or emergency purposes in an aggregate amount not to exceed 15% of the Portfolio's total assets. Such borrowings may be used, for example, to facilitate the orderly maturation and sale of portfolio securities during periods of abnormally heavy redemption requests, if they should occur, such borrowings may not be used to purchase investments and the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist;

    7. pledge, hypothecate, mortgage or otherwise encumber its assets except to secure borrowings, including reverse repurchase agreements, effected within the limitations set forth in restriction 6. To meet the requirements of regulations in certain states, the Portfolio, as a matter of operating policy, will limit any such pledging, hypothecating or mortgaging to 10% of its total assets, valued at market, so long as shares of the Portfolio are being sold in those states;

    8. make loans of money or securities except by the purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies and by investment in repurchase agreements;

    9. enter into repurchase agreements (i) not terminable within seven days if, as a result thereof, more than 10% of the Portfolio's total assets would be committed to such repurchase agreements (whether or not illiquid) or other illiquid investments, or (ii) with a particular vendor7 if immediately thereafter more than 5% of the Portfolio's assets would be committed to repurchase agreements entered into with such vendor; or

    10. (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts; (d) purchase any restricted securities or securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts (except for standby commitments as described in the Prospectus and above), calls straddles, spreads or
_________________________

7. Pursuant to Rule 2a-7, acquisition of a fully collateralized repurchase agreement is deemed to be the acquisition of the underlying securities.

combinations thereof; (f) invest in securities of issuers (other than agencies and instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Portfolio's assets would be invested in such securities; (g) purchase or retain securities of any issuer if those officers and directors of the Fund and of the Adviser who own individually more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities.

Treasury Portfolio

    The Portfolio:

    1. May not borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not to exceed 10% of the Portfolio's assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Portfolio will not purchase any investment while any such borrowings exist;

    2. May not pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Portfolio except as may be necessary in connection with any borrowing mentioned above, including reverse repurchase agreements, and in an aggregate amount not to exceed 10% of the Portfolio's assets;

    3. May not make loans, provided that the Portfolio may purchase securities of the type referred to in paragraph 2 above and enter into repurchase agreements with respect thereto;

    4. May not invest in real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate, or interests therein), commodities or commodity contracts, interests in oil, gas and other mineral exploration or other development programs; and

    5.   May not act as an underwriter of securities.

____________________________________________________________

                        MANAGEMENT
____________________________________________________________

Directors and Officers

    The Directors and principal officers of the Fund and their primary occupations during the past five years are set forth below. Unless otherwise specified, the address of each such person is 1345 Avenue of the Americas, New York, New York 10105. Those Directors whose names are followed by an asterisk are "interested persons" of the Fund as determined under the Act. Each Director and officer is affiliated as such with one or more of the other registered investment companies that are advised by the Adviser.

Directors

    JOHN D. CARIFA,8 53, Chairman of the Board of Directors, is the President, Chief Operating Officer and a Director of Alliance Capital Management Corporation ("ACMC"), with which he has been associated since prior to 1992.

    RUTH BLOCK, 67, was formerly Executive Vice President and Chief Insurance Officer of Equitable. She is a Director of Ecolab Incorporated (specialty chemicals) and Amoco
Corporation (oil and gas).  Her address is Box 4653,
Stamford, Connecticut, 06903.

    DAVID H. DIEVLER, 68, was formerly a Senior Vice
President of ACMC, with which he was associated since prior to 1992 through 1994. He is currently an independent consultant. His address is P.O. Box 167, Spring Lake, New
Jersey, 07762.

    JOHN H. DOBKIN, 56, has been the President of Historic
Hudson Valley (historic preservation) since prior to 1992.
Previously, he was Director of the National Academy of Design. His address is 150 White Plains Road, Tarrytown,
New York 10591.

    WILLIAM H. FOULK, JR., 66, is an Investment Advisor and
Independent Consultant.  He was formerly Senior Manager of
Barrett Associates, Inc., a registered investment adviser, since 1986. His address is Suite 100, 2 Greenwich Plaza,
Greenwich, Connecticut 06830.

_________________________

8.     An interested person as defined in the Act.

    DR. JAMES M. HESTER, 74, is President of the Harry Frank Guggenheim Foundation and a Director of Union Carbide Corporation, with which he has been associated since prior to 1992. He was formerly President of New York University, the New York Botanical Garden and Rector of the United Nations University. His address is 45 East 89th Street, New York, New York 10128.

    CLIFFORD L. MICHEL, 58, is a partner of the law firm of Cahill Gordon & Reindel, with which he has been associated since prior to 1992. He is Chief Executive Officer of Wenonah Development Company (investment holding company) and a Director of Placer Dome, Inc. (mining). His address is 80 Pine Street, New York, New York 10005.

    DONALD J. ROBINSON, 63, was formerly a partner of the law firm of Orrick, Herrington & Sutcliffe since prior to 1992 and is currently of counsel to that firm. His address is 666 Fifth Avenue, 19th Floor, New York, New York
10103.



Officers



    RONALD M. WHITEHILL - President, 60, is a Senior Vice
President of ACMC and President of Alliance Cash Management
Services, with which he has been associated since 1993.
Previously, he was Senior Vice President and Managing
Director of Reserve Fund since prior to 1993.





    KATHLEEN A. CORBET, Senior Vice President, 38, has been a Senior Vice President of ACMC since July 1993.
Previously, she held various responsibilities as head of Equitable Capital Management Corporation's Fixed Income
Management Department, Private Placement Secondary Trading and Fund Management since prior to 1993.

    DREW A. BIEGEL - Senior Vice President, 47, is a Vice
President of ACMC, with which he has been associated since prior to 1993.

    RAYMOND J. PAPERA - Senior Vice President, 42, is a Vice
President of ACMC with which he has been associated since prior to 1993.

    KENNETH T. CARTY - Vice President, 37, is an Assistant
Vice President of ACMC with which he has been associated since prior to 1993.

    JOHN F. CHIODI, JR. - Vice President, 32, is a Vice
President of ACMC with which he has been associated since prior to 1993.

    MARIA R. CONA - Vice President, 43, is an Assistant Vice
President of ACMC with which she has been associated since prior to 1993.

    FRANCIS M. DUNN - Vice President, 27, is an
Administrative Officer of ACMC with which she has been associated since prior to 1993. Previously, she was a mutual fund accountant for Dreyfus.

    JOSEPH R. LASPINA - Vice President, 37, is an Assistant
Vice President of ACMC with which he has been associated since prior to 1993.

    EDMUND P. BERGAN, JR., Secretary, 48, is a Senior Vice
President and the General Counsel of Alliance Fund
Distributors, Inc. ("AFD"), with which he has been associated since prior to 1993.

    MARK D. GERSTEN, Treasurer and Chief Financial Officer,
48, is a Senior Vice President of Alliance Fund Services,
Inc. ("AFS"), with which he has been associated since prior to 1993.

    The aggregate compensation paid by the Fund to each of the Directors during its fiscal year ended April 30, 1998, the aggregate compensation paid to each of the Directors during calendar year 1997 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "Alliance
Fund Complex"), and the total number of registered investment companies (and separate investment portfolios within those companies) in the Alliance Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any registered investment company in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Directors is a director or trustee of one or more other registered investment companies in the Alliance Fund
Complex.

                                                                Total Number
                                              Total Number      of Investment
                                              of Registered     Portfolios
                                              Investment        within the
                                              Companies in      Alliance
                                Total         the Alliance      Fund Complex,
                                Compensation Fund Complex,      Including
                                from the      Including the     the Fund,
                                Alliance      Fund, as to which as to which
                  Aggregate     Fund Complex, the Director      the Director
                  Compensation  Including     is a Director     is a Director
Name of Director  From the Fund the Fund      or Trustee        or Trustee

John D. Carifa         $-0-          $-0-          54             118
Ruth Block             $4,557        $157,500      40             80
David H. Dievler       $4,557        $182,000      47             83
John H. Dobkin         $4,702        $121,250      44             80
William H. Foulk, Jr.  $4,555        $144,250      48             113
Dr. James M. Hester    $4,561        $148,500      40             76
Clifford L. Michel     $4,561        $146,068      41             92
Donald J. Robinson     $4,557        $217,358      41             94

    As of June 15, 1998, the Directors and officers of the Fund as a group owned less than 1% of the outstanding shares of each Portfolio.

The Adviser

    Alliance Capital Management L.P., a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision and control of the Fund's Board of Directors.

    The Adviser is a leading international investment manager supervising client accounts with assets as of March 31, 1998 totaling more than $248 billion (of which more than $98 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. The 57 registered investment companies managed by the Adviser comprising 121 separate investment portfolios currently have more than three million shareholder. As of March 31, 1998, the Adviser and its subsidiaries employed approximately 1,500 employees who operate out of domestic offices and the offices of subsidiaries in Bahrain, Bangalore, Chennai, Istanbul, London, Madrid, Mumbai, Paris,

Singapore, Tokyo and Toronto and affiliate offices in Vienna, Warsaw, Hong Kong, Sao Paulo and Moscow. As of
March 31, 1998, the Adviser was retained as an investment manager for employee benefit plan assets of 33 of the FORTUNE 100 companies.

    Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of the Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly-owned subsidiary of the Equitable Companies Incorporated ("ECI"). ECI is a holding company controlled by AXA-UAP ("AXA") a French insurance holding company which at March 1, 1998, beneficially owned approximately 59% of the outstanding voting shares of ECI. As of March 1, 1998, ACMC, Inc. and Equitable Capital Management Corporation, each a wholly-owned direct or indirect subsidiary of Equitable, together with Equitable, owned in the aggregate approximately 57% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in the Adviser.

    AXA is a holding company for an international group of insurance and related financial services companies. AXA's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America and the Asia/Pacific area. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

    Based on information provided by AXA, as of March 1, 1998, more than 30% of the voting power of AXA was controlled directly and indirectly by FINAXA, a French holding company. As of March 1, 1998 approximately 74% of the voting power of FINAXA was controlled directly and indirectly by four French mutual insurance companies (the
"Mutuelles AXA"), one of which, AXA Assurances I.A.R.D.
Mutuelle, itself controlled directly and indirectly more than 42% of the voting power of FINAXA. Acting as a group, the Mutuelles AXA control AXA and FINAXA.

    Under the Advisory Agreement, the Adviser provides each Portfolio of the Fund and pays all compensation of Directors of the Fund who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Fund without charge with management supervision and assistance and office facilities. Under the Advisory Agreement, each Portfolio pays the Adviser at an annual rate of .20% of the average daily value of its net assets. The fee is accrued daily and paid monthly.

    The Adviser has undertaken, until, at its request, the Fund notifies investors to the contrary that if, in any fiscal year, the aggregate expenses with respect to a class of shares of a Portfolio, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, but including the management fee and any applicable distribution services fee, exceed .20%, .30% or .45% of a Portfolio's average net assets for the fiscal year attributable to the Portfolio's Class A shares, Class B shares or Class C shares, respectively, the Portfolio may deduct from the payment to be made to the Adviser, or the Adviser will otherwise bear, such excess expenses. For the fiscal year ended April 30, 1998, the Prime Portfolio paid the Adviser a management fee of .16 of 1% and the Adviser reimbursed $562,608, all of which represented advisory fees, the Government Portfolio paid the Adviser a management fee of
 .12 of 1% and the Adviser reimbursed $243,394, all of which represented advisory fees and the Tax-Free Portfolio paid the Adviser a management fee of .12 of 1% and the Adviser reimbursed $205,077, all of which represented advisory fees. For the fiscal year ended April 30, 1997, the Adviser reimbursed $661,792, all of which represented advisory fees, $289,896, all of which represented advisory fees and $257,876, all of which represented advisory fees for the Prime, Government and Tax-Free Portfolios, respectively.
For the fiscal year ended April 30, 1996 the Adviser reimbursed $374,443, all of which represented advisory fees; $241,498, all of which represented advisory fees and $253,985, of which $183,789 represented advisory fees for the Prime, Government and Tax-Free Portfolios, respectively. No information is presented regarding the Class B and Class C shares as those classes will initially be offered on June 29, 1998. The Adviser may make payments from time to time from its own resources, which may include the management fees paid by the Portfolios of the Fund, to compensate broker-dealers, including Donaldson, Lufkin & Jenrette Securities Corp. and its Pershing Division, affiliates of the Adviser, depository institutions and other financial intermediaries that engage in or support the distribution of shares of the Fund, and to pay for the preparation, printing and distribution of prospectuses and other literature or other promotional activities.

    The Advisory Agreement will remain in effect until December 31, 1998, and thereafter for successive twelve-month periods computed from each January 1, provided that such continuance is specifically approved at least annually by a vote of a majority of each Portfolio's outstanding voting securities or by the Fund's Board of Directors, including in either case approval by a majority of the Directors who are not parties to the Advisory Agreement or interested persons as defined in the Act. The Advisory
Agreement may be terminated with respect to any Portfolio without penalty on 60 days' written notice at the option of either party or by vote of a majority of the outstanding voting securities of such Portfolio; it will automatically terminate in the event of assignment. The Adviser is not liable for any action or inaction with regard to its obligations under the Advisory Agreement as long as it does not exhibit willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations.

____________________________________________________________

                   EXPENSES OF THE FUND
____________________________________________________________

Distribution Agreement

    The Fund has entered into a Distribution Agreement (the "Agreement") with Alliance Fund Distributors, Inc., the Fund's principal underwriter (the "Principal Underwriter"), to permit the Fund to pay distribution services fees to defray expenses associated with distribution of its Class B and Class C shares in accordance with a plan of distribution which is included in the Agreement and has been duly adopted and approved in accordance with Rule 12b-1 adopted by the Commission under the Act (the "Rule 12b-1 Plan").

    Under the Agreement, the Treasurer of the Fund will report the amounts expended under the Rule 12b-1 Plan and the purposes for which such expenditures were made to the Directors of the Fund for their review on a quarterly basis. Also, the Agreement provides that the selection and nomination of Directors who are not interested persons of the Fund (as defined in the Act) are committed to the discretion of such disinterested Directors then in office. The Agreement was initially approved by the Directors of the Fund at a meeting held on June 22, 1998.

    In approving the Agreement, the Directors of the Fund determined that there was a reasonable likelihood that the Agreement would benefit the Fund and its shareholders. Information with respect to distribution services fees and other revenues and expenses of the Principal Underwriter will be presented to the Directors each year for their consideration in connection with their deliberations as to the continuance of the Agreement. In their review of the Agreement, the Directors will be asked to take into consideration separately with respect to each class the distribution expenses incurred with respect to such class. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

    Distribution services fees will be accrued daily and paid monthly and are charged as expenses of the Fund as accrued. The distribution services fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers, depository institutions or other financial intermediaries and at the same time to permit the Principal Underwriter to compensate such broker-dealers, including Donaldson, Lufkin & Jenrette Securities Corp. and its Pershing Division, affiliates of the Adviser, depository institutions or other financial intermediaries in connection with the sale of such shares or the provision of administrative or other services to the holders of such shares. The distribution services fee for a Portfolio is an amount equal to, on an annualized basis, .10% of the aggregate average daily net assets attributable to the Class B shares of the Portfolio and .25% of the aggregate average daily net assets attributable to the Class C shares of the Portfolio.

    The Agreement became effective on July 22, 1992, and was amended to become effective with respect to shares in the Treasury Portfolio and the Class B shares and Class C shares of the other Portfolios on June 29, 1998. The Agreement will continue in effect until December 31, 1998 and thereafter with respect to a class of shares of a Portfolio, provided, however, that such continuance with respect to that class is specifically approved annually by the Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities (as defined in the Act) of that class, and in either case, by a majority of the Directors of the Fund who are not parties to this agreement or interested persons, as defined in the Act, of any such party (other than as trustees of the Fund) and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto. In the event that the Agreement is terminated or not continued with respect to the Class B shares or Class C shares, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Principal Underwriter with respect to that class, and (ii) the Fund would not be obligated to pay the Principal Underwriter for any amounts expended under the

Agreement not previously recovered by the Principal
Underwriter from distribution services fees in respect of shares of such class or through deferred sales charges.

    All material amendments to the Agreement will become effective only upon approval as provided in the preceding paragraph; and the Agreement may not be amended in order to increase materially the costs that of the Fund may bear pursuant to the Agreement without the approval of a majority of the holders of the outstanding voting shares of the Fund or the class or classes of the Fund affected. The Agreement may be terminated (a) by the Fund without penalty at any time by a majority vote of the holders of the Fund's outstanding voting securities, voting separately by class, or by a majority vote of the disinterested Directors or
(b) by the Principal Underwriter. To terminate the Agreement, any party must give the other parties 60 days' written notice; to terminate the Rule 12b-1 Plan only, the Fund is not required to give prior notice to the Principal Underwriter. The Agreement will terminate automatically in the event of its assignment.

Transfer Agency Agreement

    Alliance Fund Services, Inc., an indirect wholly-owned subsidiary of Alliance, receives a transfer agency fee per account holder of each of the Class A shares, Class B shares and Class C shares of the Fund, plus reimbursement for out-of-pocket expenses.

____________________________________________________________

             PURCHASE AND REDEMPTION OF SHARES
____________________________________________________________

    The Fund may refuse any order for the purchase of shares. The Fund reserves the right to suspend the sale of a Portfolio's shares to the public in response to conditions in the securities markets or for other reasons.

    Shareholders maintaining accounts in a Portfolio of the Fund through brokerage firms, depository institutions or other financial intermediaries should be aware that such institutions necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that the institutions may properly process such orders prior to their transmittal to State Street Bank. Should an investor place a transaction order with such an institution after its deadline, the institution may not effect the order with the Fund until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution.

    Except with respect to telephone orders, investors whose payment in Federal Funds or bank wire monies are received by State Street Bank by 4:00 p.m. (Eastern time) will become shareholders on, and will receive the dividend declared, that day, with respect to the Prime, Government and Treasury Portfolios. An investor's purchase order with respect to the Tax-Free Portfolio must be received by State Street Bank by 12:00 Noon (Eastern time). A telephone order for the purchase of shares will become effective, and the shares purchased will receive the dividend on shares declared on that day, if such order is placed by 4:00 p.m. (Eastern time) and Federal Funds or bank wire monies are received by State Street bank prior to 4:00 p.m. (Eastern time) of such day, with respect to the Prime, Government and Treasury Portfolios. With respect to the Tax-Free Portfolio, a telephone order for the purchase of shares will become effective, and the shares purchased will receive the dividend on shares declared on that day, if such order is placed by 12:00 Noon (Eastern time) and Federal Funds or bank wire monies are received by State Street bank prior to 12:00 Noon (Eastern time) of such day. Federal Funds are a bank's deposits in a Federal Reserve Bank. These Funds can be transferred by Federal Reserve wire from the account of one member bank to that of another member bank on the same day and are considered to be immediately available Funds; similar immediate availability is accorded monies received at State Street Bank by bank wire. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal Funds in one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer. All payments (including checks from individual investors) must be in United States dollars.

    All shares purchased are confirmed to each shareholder and are credited to his or her account at net asset value. To avoid unnecessary expense to the Fund and to facilitate the immediate redemption of shares, stock certificates, for which no charge is made, are not issued except upon the written request of the shareholder. Certificates are not issued for fractional shares. Shares for which certificates have been issued are not eligible for any of the optional methods of withdrawal. The Fund reserves the right to reject any purchase order.

    The Fund reserves the right to close out an account that is below $500,000 after at least 60 days' written notice to the shareholder unless the balance in such account is increased to at least that amount during such period. For purposes of this calculation, the sum of a shareholder's balance in all of the Portfolios will be considered as one account.

    A "business day," during which purchases and redemptions of Fund shares can become effective and the transmittal of redemption proceeds can occur, is considered for Fund purposes as any weekday exclusive of national holidays on which the New York Stock Exchange is closed and of Good Friday; if one of these holidays falls on a Saturday or Sunday, purchases and redemptions will likewise not be processed on the preceding Friday or the following Monday, respectively. On any such day that is an official bank holiday in Massachusetts, neither purchases nor wire redemptions can become effective because Federal Funds cannot be received or sent by State Street Bank. On such days, therefore, the Fund can only accept redemption orders for which shareholders desire remittance by check. The right of redemption may be suspended or the date of a redemption payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency (as determined by the Commission) exists, or the Commission has ordered such a suspension for the protection of shareholders. The value of a shareholder's investment at the time of redemption may be more or less than his cost, depending on the market value of the securities held by the Fund at such time and the income earned.

____________________________________________________________

    DAILY DIVIDENDS - DETERMINATION OF NET ASSET VALUE
____________________________________________________________

    All net income of each Portfolio, except the Tax-Free Portfolio, is determined at 12:00 Noon and 4:00 p.m. (Eastern time) and is paid immediately thereafter pro rata to shareholders of record of that Portfolio via automatic investment in additional full and fractional shares in each shareholder's account at the rate of one share for each dollar distributed. All net income of the Tax-Free Portfolio is determined at 12:00 Noon (Eastern time) and is paid immediately thereafter pro rata to shareholders of record of the Tax-Free Portfolio via automatic investment in additional full and fractional shares in each shareholder's account at the rate of one share for each dollar distributed. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

    A Portfolio's net income consists of all accrued interest income on assets less expenses allocable to that Portfolio (including accrued expenses and fees payable to the Adviser) applicable to that dividend period. Realized gains and losses of each Portfolio are reflected in its net asset value and are not included in net income. Net asset value per share of each Portfolio is expected to remain constant at $1.00 since all net income of each Portfolio is declared as a dividend each time net income is determined and net realized gains and losses, if any, are expected to be relatively small.

    The valuation of each Portfolio's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses as measured by market valuations. The amortized cost method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During periods of declining interest rates, the daily yield on shares of a Portfolio may be higher than that of a fund with identical investments utilizing a method of valuation based upon market prices for its portfolio instruments; the converse would apply in a period of rising interest rates.

    Each Portfolio of the Fund utilizes the amortized cost method of valuation of portfolio securities in accordance with the provisions of Rule 2a-7 under the Act. Pursuant to such rule, each Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less and invests only in securities of high quality. Each Portfolio also purchases instruments having remaining maturities of no more than 397 days, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7. The Portfolios determine the maturity of a security pursuant to Rule 2a-7. The Fund maintains procedures designed to stabilize, to the extent reasonably possible, the price per share of each Portfolio as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of a Portfolio's portfolio holdings by the Directors at such intervals as they deem appropriate to determine whether and to what extent the net asset value of each Portfolio calculated by using available market quotations or market equivalents deviates from net asset value based on amortized cost. If such deviation as to any Portfolio exceeds 1/2 of 1%, the Directors will promptly consider what action, if any, should be initiated. In the event the Directors determine that such a deviation may result in material dilution or other unfair results to new investors or existing shareholders, they will consider corrective action which might include (1) selling instruments held by the affected Portfolio prior to maturity to realize capital gains or losses or to shorten average portfolio maturity;
(2) withholding dividends of net income on shares of that Portfolio; or (3) establishing a net asset value per share of the Portfolio by using available market quotations or equivalents.

    The net asset value of the shares of each Portfolio, except the Tax-Free Portfolio, is determined each Fund business day (and on such other days as the Directors deem necessary) at 12:00 Noon and 4:00 p.m. (Eastern time). The net asset value of the shares of the Tax-Free Portfolio is determined each Fund business day (and on such other days as the Directors deem necessary) at 12:00 Noon (Eastern time). The net asset value per share of a Portfolio is calculated by taking the sum of the value of the Portfolio's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares of that Portfolio outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

____________________________________________________________

                           TAXES
____________________________________________________________

Federal Income Tax Considerations

    The Prime, Government, Tax-Free and Treasury Portfolios intend to qualify for each taxable year as "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code") and, as such, will not be liable for Federal income and excise taxes on the investment company taxable income and net capital gains distributed to their shareholders. Since each Portfolio of the Fund distributes all of its investment company taxable income and net capital gains, each Portfolio should thereby avoid all Federal income and excise taxes.

    Distributions out of taxable interest income, other investment income, and short-term capital gains are taxable to shareholders as ordinary income. Since each Portfolio's investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends-received deduction available to corporations. Long-term capital gains, if any, distributed by a Portfolio to a shareholder are taxable to the shareholder as long-term capital gain, irrespective of the length of time he may have held his shares. Any loss realized on shares held for six months or less will be treated as a long-term loss for

Federal income tax purposes to the extent of any long-term capital gain distributions received on such shares. Distributions of short and long-term capital gains, if any, are normally made once each year shortly before the close of the Fund's fiscal year, although such distributions may be made more frequently if necessary in order to maintain the Portfolio's net asset value at $1.00 per share.

    With respect to the Tax-Free Portfolio, for shareholder's Federal income tax purposes, distributions to shareholders out of tax-exempt interest income earned by such Portfolio generally is not subject to Federal income tax. Any loss realized on shares of the Tax-Free Portfolio that are held for six months or less will not be realized for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. Shareholders of the Tax-Free Portfolio may be subject to state and local taxes on distributions. Each investor should consult his own tax adviser to determine the status of distributions in his particular state or locality. See, however, above "Alternative Minimum Tax."

    Interest on indebtedness incurred by shareholders to purchase or carry shares of the Tax-Free Portfolio is not deductible for Federal income tax purposes. Under rules of the Internal Revenue Service for determining when borrowed Funds are used for purchasing or carrying particular assets, Tax-Free Portfolio shares may be considered to have been purchased or carried with borrowed Funds even though those Funds are not directly linked to the shares. Further, with respect to the Tax-Free Portfolio, persons who are "substantial users" (or related persons) of facilities financed by private activity bonds (within the meaning of Section 147(a) of the Internal Revenue Code) should consult their tax advisers before purchasing shares of the Tax-Free Portfolio.

    Substantially all of the dividends paid by the Tax-Free Portfolio are anticipated to be exempt from Federal income taxes. Shortly after the close of each calendar year, a notice is sent to each shareholder advising him of the total dividends paid into his or her account for the year and the portion of such total that is exempt from Federal income taxes. This portion is determined by the ratio of the tax-exempt income to total income for the entire year and, thus, is an annual average rather than day-by-day determination for each shareholder.

____________________________________________________________

                    GENERAL INFORMATION
____________________________________________________________

    Portfolio Transactions. Subject to the general supervision of the Directors of the Fund, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Portfolios.
Because the Portfolios invest in securities with short maturities, there is a relatively high portfolio turnover rate. However, the turnover rate does not have an adverse effect upon the net yield and net asset value of the Portfolio's shares since the portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis which do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters;
transactions with dealers normally reflect the spread between bid and asked prices.

    The Portfolios have no obligation to enter into transactions in portfolio securities with any dealer, issuer, underwriter or other entity. In placing orders, it is the policy of each Portfolio to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one dealer, the Adviser may, in its discretion, purchase and sell securities through dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of its investment advisory accounts and, accordingly, not all such services may be used by the Adviser in connection with a Portfolio. The supplemental information received from a dealer is in addition to the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information.

Capitalization

    All shares of each Portfolio participate equally in dividends and distributions from that Portfolio, including any distributions in the event of a liquidation. Each share of a Portfolio is entitled to one vote for all purposes. Shares of all classes vote for the election of Directors and on any other matter that affects all Portfolios in substantially the same manner as a single class, except as otherwise required by law. As to matters affecting each

Portfolio differently, such as approval of the Advisory Agreement, shares of each Portfolio vote as a separate class. There are no conversion or preemptive rights in connection with any shares of the Fund. Since voting rights are noncumulative, holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors. Procedures for calling a shareholders' meeting for the removal of Directors of the Fund, similar to those set forth in Section 16(c) of the Act and in the Fund's By-Laws, will be available to shareholders of each Portfolio. Special meetings of stockholders for any purpose may be called by 10% of its outstanding shareholders. All shares of each Portfolio when duly issued will be fully paid and non-assessable. The rights of the holders of shares of a class may not be modified except by the vote of a majority of the outstanding shares of such class.

    The Board of Directors is authorized to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, the Directors in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional series of shares. Any issuance of shares of another class would be governed by the Act and Maryland law.

    As of the close of business on June 15, 1998, there were 1,598,822,861 shares of the Prime Portfolio, 294,065,990 shares of the Government Portfolio and 325,740,323 shares of the Tax-Free Portfolio outstanding. Set forth and discussed below is certain information as to all persons who owned of record or beneficially 5% or more of the outstanding shares of a portfolio at June 15, 1998:

                                  No. of           % of
Name and Address                  Shares           Class

Prime Portfolio

The Bank of New York as Agent     100,000,000      6.25%
  For its Securities Lending
  Customers
101 Carclay Street
New York, NY  10286

Government Portfolio

Herzog Hein Geduld Inc.           59,464,868       20.22%
Firm Investment
26 Broadway
New York, NY  10004-1703

Kenneth Sawyer                    21,647,274       7.36%
P.O. Box 923
Sparta, New Jersey  07871-0923

Tax-Free Portfolio

Davenport & Co. of Virginia Inc.  16,653,002       5.11%
As Agent Omnibus A/C for Exclusive
Benefit of Customers
One James Center
901 E Cary Street
Richmond, VA  23219-4057

U.S. Clearing/Omnibus Acct        87,711,083       26.93%
FBO Customers
26 Broadway, 12th Fl.
New York, NY  10004-1801

    Legal Matters. The legality of the shares offered hereby has been passed upon by Seward & Kissel, New York, New York, counsel for the Fund and the Adviser. Seward & Kissel has relied upon the opinion of Venable, Baetjer and Howard LLP, Baltimore,
Maryland 21201, for matters relating to Maryland law.

    Accountants. McGladrey & Pullen LLP, New York, New York, are the independent auditors for the Fund.

    Yield Quotations and Performance Information. Advertisements containing yield quotations for one or more Portfolios for the Fund may from time to time be sent to investors or placed in newspapers, magazines or other media on behalf of the Fund.
These advertisements may quote performance rankings, ratings or data from independent organizations or financial publications such as Lipper Analytical Services, Inc., Morningstar, Inc., IBC's Money Fund Report, IBC's Money Market Insight or Bank Rate Monitor or compare the Fund's performance to bank money market deposit accounts, certificates of deposit or various indices. Yield quotations are calculated in accordance with the standardized method referred to in Rule 482 under the Securities Act of 1933.

    From time to time each Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the investment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvested. Dividends for the Prime Portfolio for the seven days ended April 30, 1998, after expense reimbursement, amounted to an annualized yield of 5.46%, equivalent to an effective yield of 5.61%. Absent such reimbursement, the annualized yield for such period would have been 5.52% equivalent to an effective yield of 5.67% Dividends for the Government Portfolio for the seven days ended April 30, 1998, after expense reimbursement, amounted to an annualized yield of 5.34%, equivalent to an effective yield of 5.48%. Absent such reimbursement, the annualized yield for such period would have been 5.45%, equivalent to an effective yield of 5.60%. Dividends for the Tax-Free Portfolio for the seven days ended April 30, 1998 amounted to an annualized yield of 4.20%, equivalent to an effective yield of 4.29%. Absent such reimbursement, the annualized yield for such period would have been 4.28% equivalent to an effective yield of 4.37%.

    Yield quotations for a Portfolio are thus determined by
(i) computing the net change over a seven-day period, exclusive of the capital changes, in the value of a hypothetical pre-existing account having a balance of one share of such Portfolio at the beginning of such period, (ii) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and (iii) multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. A Portfolio's effective annual yield represents a compounding of the annualized yield according to the formula: effective yield + [(base period return + 1) 365/7] - 1.

                 FINANCIAL STATEMENTS AND REPORT OF
                    INDEPENDENT AUDITORS

ACM INSTITUTIONAL RESERVES


ANNUAL REPORT
APRIL 30, 1998



STATEMENT OF NET ASSETS
APRIL 30, 1998                     ACM INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                  YIELD         VALUE
-------------------------------------------------------------------------------
           COMMERCIAL PAPER-60.0%
           AKZO NOBEL, INC.
$ 20,000   6/15/98                                    5.54%  $    19,861,500
           ALLIANZ OF AMERICA FINANCE CORP.
  12,000   5/29/98 (a)                                5.46        11,949,040
   7,000   6/23/98 (a)                                5.51         6,943,216
  12,000   6/25/98 (a)                                5.51        11,898,983
  10,400   6/11/98 (a)                                5.52        10,334,619
  14,600   6/12/98 (a)                                5.52        14,505,976
           APEX FUNDING CORP.
  27,000   5/26/98 (a)                                5.87        26,889,938
           ASSOCIATES CORP. OF NORTH AMERICA
  10,000   6/25/98                                    5.48         9,916,278
           BAA PLC
  19,000   6/03/98                                    5.52        18,903,860
  20,000   6/09/98                                    5.52        19,880,400
  18,000   6/10/98                                    5.52        17,889,600
           BANCA CRT FINANCIAL CORP.
   6,000   5/20/98                                    5.52         5,982,520
           BANCO DE SANTANDER
  35,100   5/01/98                                    5.54        35,100,000
           BANQUE CAISSE D' EPARGNE
  10,000   6/22/98                                    5.50         9,920,556
   5,000   6/03/98                                    5.53         4,974,654
           BBV FINANCE DELAWARE, INC.
   8,000   5/01/98                                    5.58         8,000,000
           CAISSE CENTRALE JARDINS DU QUEBEC
  10,000   9/21/98                                    5.46         9,783,117
   2,000   5/15/98                                    5.60         1,995,644
           CAISSE D' AMORTISSEMENT
   3,000   7/10/98                                    5.60         2,967,333
           CREGEM NORTH AMERICA, INC.
  15,000   6/19/98                                    5.50        14,887,708
  15,000   6/10/98                                    5.51        14,908,167
  30,000   6/03/98                                    5.53        29,847,925
           CS FIRST BOSTON, INC.
  12,000   5/26/98                                    5.50        11,954,167
   5,000   6/11/98                                    5.50         4,968,681
  40,000   6/17/98                                    5.51        39,712,517
  10,000   6/22/98                                    5.51         9,920,411
   5,000   6/22/98                                    5.52         4,960,133
           DEN DANSKE BANK
  30,000   5/26/98                                    5.53        29,884,792
  50,000   5/20/98                                    5.55        49,853,542
           DEN NORSKE BANK
  30,000   5/29/98                                    5.50        29,871,667
  15,000   6/24/98                                    5.51        14,876,025
  10,900   6/08/98                                    5.52        10,836,489
           DIAGEO CAPITAL
   5,000   5/29/98                                    5.45         4,978,806
  10,000   5/29/98                                    5.50         9,957,222
  21,500   6/17/98                                    5.51        21,345,337
           GENERAL ELECTRIC CAPITAL CORP.
  20,000   6/30/98                                    5.50        19,816,666
  20,000   6/11/98                                    5.52        19,874,267
  30,000   5.55%, 11/17/98 FRN                        5.58        30,000,000
           GENERAL MOTORS ACCEPTANCE CORP.
  35,000   6/11/98                                    5.51        34,780,365
  10,000   6/12/98                                    5.51         9,935,717
  25,000   5/18/98                                    5.53        24,934,715
           GENERAL RE CORP.
  10,000   6/29/98                                    5.51         9,909,697
           GENERALE BANK, INC.
   5,000   5/27/98                                    5.50         4,980,139
           GOVERNMENT DEVELOPMENT BANK
             OF PUERTO RICO
  35,000   7/22/98                                    5.52        34,559,933
           IMI FUNDING CORP. (USA)
   9,000   6/02/98                                    5.35         8,955,760
  25,000   6/24/98                                    5.44        24,796,000
   3,700   6/08/98                                    5.70         3,677,738
   3,257   6/09/98                                    5.70         3,236,888
           MORGAN STANLEY GROUP, INC.
  30,000   6/15/98                                    5.50        29,793,750
           RABOBANK USA
  75,000   5/01/98                                    5.55        75,000,000
           SALOMON SMITH BARNEY, INC.
  10,000   6/15/98                                    5.51         9,931,125
  25,000   6/04/98                                    5.52        24,869,667
  35,000   6/10/98                                    5.52        34,785,333
           SVENSKA HANDELSBANKEN
  20,000   6/30/98                                    5.50        19,816,667
           THAMES ASSET GLOBAL SECURITIZATION
  20,000   6/11/98 (a)                                5.55        19,873,583
           UNI FUNDING, INC.
  20,000   6/25/98                                    5.50        19,831,944
           UNIBANCO
  13,000   6/15/98                                    5.53        12,910,138
           VENANTIUS AB
  33,000   5/20/98                                    5.52        32,903,860
                                                             ---------------
           Total Commercial Paper
             (amortized cost $1,059,634,775)                   1,059,634,775

           CORPORATE OBLIGATIONS-10.4%
           ABBEY NATIONAL TREASURY SERVICES
  15,000   5.54%, 2/17/99 FRN                         5.60        14,993,058
           ALLSTATE LIFE INSURANCE
             FUNDING AGREEMENT
  25,000   5.74%, 5/01/98 FRN (b)                     5.74        25,000,000


1


STATEMENT OF NET ASSETS (CONTINUED)
                                   ACM INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                  YIELD         VALUE
-------------------------------------------------------------------------------
           GENERAL AMERICAN FUNDING CORP.
$ 55,000   5.89%, 7/10/98 FRN                         5.89%  $    55,000,000
           MERRILL LYNCH & CO., INC.
  25,000   5.61%, 1/29/99 FRN                         5.61        25,000,000
  15,000   5.61%, 2/16/99 FRN                         5.61        15,000,000
   4,000   5.88%, 8/26/98                             5.88         4,000,000
           TRAVELERS LIFE FUNDING AGREEMENT
  20,000   5.64%, 4/14/99 FRN (b)                     5.66        20,000,000
  25,000   5.67%, 10/21/98 FRN (b)                    5.67        25,000,000
                                                             ---------------
           Total Corporate Obligations
             (amortized cost $183,993,058)                       183,993,058

           BANK OBLIGATIONS-10.0%
           BAYERISCHE LANDESBANK
  35,000   5.53%, 2/25/99 FRN                         5.61        34,977,973
  18,000   5.53%, 3/23/99 FRN                         5.61        17,987,380
  13,000   5.69%, 10/02/98 FRN                        5.69        13,000,000
           BAYERISCHE VEREINSBANK
  20,000   5.53%, 6/30/98 FRN                         5.59        19,998,086
           DEUTSCHE BANK
  10,000   5.52%, 7/01/98 FRN                         5.62         9,998,378
           LASALLE NATIONAL BANK
  15,000   5.60%, 9/18/98                             5.60        15,000,000
  10,000   5.60%, 12/10/98                            5.60        10,000,000
           MORGAN GUARANTY TRUST CO.
   5,000   5.96%, 6/22/98                             5.88         4,999,762
           ROYAL BANK OF CANADA
  10,000   5.65%, 9/30/98 FRN                         5.65        10,000,000
           SMM TRUST
  20,000   5.66%, 12/14/98 FRN (a)                    5.66        20,000,000
  20,000   5.69%, 12/16/98 FRN (a)                    5.69        20,000,000
                                                             ---------------
           Total Bank Obligations
             (amortized cost $175,961,579)                       175,961,579

           TIME DEPOSITS-7.5%
           FIRST UNION NATIONAL BANK
  52,000   5.56%, 5/01/98                             5.56        52,000,000
           WESTDEUTSCHE LANDESBANK
  80,000   5.56%, 5/01/98                             5.56        80,000,000
                                                             ---------------
           Total Time Deposits
             (amortized cost $132,000,000)                       132,000,000

           CERTIFICATES OF DEPOSIT-6.3%
           BAYERISCHE VEREINSBANK
  30,000   5.64%, 2/25/99                             5.64        30,000,000
           CREDIT AGRICOLE
   3,000   5.99%, 6/16/98                             5.80         3,000,166
           DEUTSCHE BANK
   8,000   5.67%, 2/26/99                             5.73         7,998,046
  20,000   5.70%, 3/05/99                             5.70        19,991,916
  10,000   5.95%, 10/21/98                            5.99         9,997,735
           DRESDNER BANK
   7,000   5.51%, 1/15/99                             5.68         6,990,869
           HESSISCHE LANDESBANK
   5,000   5.94%, 6/19/98                             5.81         4,999,986
           NATIONAL WESTMINSTER BANK
  14,000   5.65%, 3/03/99                             5.71        13,994,273
           SWISS BANK
  14,000   5.66%, 3/04/99                             5.70        13,995,485
                                                             ---------------
           Total Certificates of Deposit
             (amortized cost $110,968,476)                       110,968,476

           PROMISSORY NOTES-4.5%
           GOLDMAN SACHS GROUP LP
  15,000   5.61%, 8/07/98                             5.61        15,000,000
  35,000   5.63%, 10/13/98                            5.63        35,000,000
  30,000   5.68%, 5/27/98                             5.68        30,000,000
                                                             ---------------
           Total Promissory Notes
             (amortized cost $80,000,000)                         80,000,000

           U.S. GOVERNMENT & AGENCY
             OBLIGATIONS-1.0%
           FEDERAL FARM CREDIT BANK
   7,000   5.41%, 8/03/98 FRN                         5.46         6,999,154
           FEDERAL NATIONAL MORTGAGE ASSOCIATION
  10,000   5.59%, 11/04/98                            5.68         9,995,787
                                                             ---------------
           Total U.S. Government & Agency
             Obligations
             (amortized cost $16,994,941)                         16,994,941

           TOTAL INVESTMENTS-99.7%
             (amortized cost $1,759,552,829)                   1,759,552,829
           Other assets less liabilities-0.3%                      5,140,029

           NET ASSETS-100%
           (offering and redemption price of
             $1.00 per share; 1,764,876,578
             shares outstanding)                             $ 1,764,692,858


See Glossary of Terms on page 12.

See notes to financial statements.


2


STATEMENT OF NET ASSETS
APRIL 30, 1998                ACM INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                   YIELD        VALUE
-------------------------------------------------------------------------------
           U.S. GOVERNMENT & AGENCY
             OBLIGATIONS-68.2%
           FEDERAL NATIONAL MORTGAGE
             ASSOCIATION-31.2%
$  3,000   5.35%, 7/16/98                             5.49%  $     2,998,343
   7,000   5.46%, 3/03/99 FRN                         5.50         6,997,946
   6,000   5.54%, 10/20/98 FRN                        5.67         5,998,770
   7,000   5.57%, 3/05/99                             5.62         6,997,046
   6,000   5.57%, 4/28/99 FRN                         5.62         5,997,025
   6,500   5.59%, 11/04/98 FRN                        5.68         6,498,868
   6,500   5.59%, 11/04/98                            5.79         6,497,261
  10,000   5.68%, 6/19/98                             5.60        10,000,955
   2,000   6.41%, 7/17/98                             5.67         2,002,664
   5,500   8.15%, 5/11/98                             5.52         5,503,573
   9,375   5/26/98                                    5.43         9,339,718
   5,000   6/17/98                                    5.48         4,964,685
   2,000   6/12/98                                    5.49         1,987,377
   5,000   6/30/98                                    5.50         4,954,792
   5,000   6/26/98                                    5.51         4,957,767
                                                             ---------------
                                                                  85,696,790

           FEDERAL HOME LOAN MORTGAGE
             CORP.-20.4%
   5,000   5/18/98                                    5.43         4,987,226
   3,200   5/29/98                                    5.48         3,186,535
   2,000   6/08/98                                    5.48         1,988,579
   2,000   6/10/98                                    5.48         1,987,978
   7,000   5/13/98                                    5.49         6,987,272
   4,184   5/15/98                                    5.49         4,175,148
   2,000   5/21/98                                    5.49         1,993,967
   3,500   5/29/98                                    5.49         3,485,246
  12,600   5/07/98                                    5.50        12,588,513
   7,000   5/08/98                                    5.50         6,992,568
   3,500   5/28/98                                    5.50         3,485,694
   4,000   6/18/98                                    5.51         3,971,040
                                                             ---------------
                                                                  55,829,766

           FEDERAL HOME LOAN BANK-14.3%
   8,000   5.39%, 7/30/98 FRN                         5.53         7,998,488
   5,700   5.56%, 3/25/99                             5.71         5,693,119
  10,000   5.65%, 3/12/99                             5.69        10,000,000
   5,000   5.65%, 3/30/99                             5.62         5,000,000
   3,500   5.71%, 3/04/99                             5.71         3,500,000
   5,000   5.71%, 3/17/99                             5.73         4,998,685
   2,000   5.72%, 7/07/98                             5.58         2,000,308
                                                             ---------------
                                                                  39,190,600

           STUDENT LOAN MARKETING
             ASSOCIATION-1.6%
   4,500   5.36%, 7/12/99 FRN                         6.17         4,480,141

           FEDERAL FARM CREDIT BANK-0.7%
   2,000   5.50%, 6/01/98                             5.57         1,999,531
                                                             ---------------
           Total U.S. Government & Agency
             Obligations
             (amortized cost $187,196,828)                       187,196,828

           REPURCHASE AGREEMENTS-31.4%
           CHASE SECURITIES, INC.
   8,000   5.49%, dated 4/29/98,
             due 5/11/98 in the amount
             of $8,014,640 (cost $8,000,000;
             collateralized by $9,515,000
             FN334614, 6.50%, 12/01/23,
             value $8,255,017) (c)                    5.49         8,000,000
           CIBC/WOOD GUNDY, INC.
   7,000   5.56%, dated 4/30/98,
             due 5/01/98 in the amount
             of $7,001,081 (cost $7,000,000;
             collateralized by $7,044,135
             FN266385, 5.56%, 12/01/33,
             value $7,185,052) (c)                    5.56         7,000,000
           NIKKO SECURITIES CO.
   5,000   5.50%, dated 4/28/98,
             due 5/13/98 in the amount
             of $5,011,458 (cost $5,000,000;
             collateralized by $5,335,000
             FN419493, 6.00%, 3/01/28,
             value $5,175,646) (c)                    5.50         5,000,000
           NIKKO SECURITIES CO.
   9,000   5.51%, dated 4/02/98,
             due 5/06/98 in the amount
             of $9,046,835 (cost $9,000,000;
             collateralized by $9,590,000
             FN251802, 6.00%, 4/01/28,
             value $9,312,689) (c)                    5.51         9,000,000
           PAINE WEBBER, INC.
   7,000   5.51%, dated 4/28/98,
             due 5/27/98 in the amount
             of $7,031,070 (cost $7,000,000;
             collateralized by $7,930,000
             FN394706, 7.00%, 7/01/04,
             value $7,219,778) (c)                    5.51         7,000,000
           PRUDENTIAL SECURITIES, INC.
   6,000   5.50%, dated 4/29/98,
             due 5/20/98 in the amount
             of $6,019,250 (cost $6,000,000;
             collateralized by $6,269,000
             FH00815, 7.00%, 12/01/27,
             value $6,183,341) (c)                    5.50         6,000,000
           PRUDENTIAL SECURITIES, INC.
   8,000   5.52%, dated 4/01/98,
             due 5/04/98 in the amount
             of $8,040,480 (cost $8,000,000;
             collateralized by $8,324,000
             FH00557, 7.00%, 10/01/27,
             value $8,219,337) (c)                    5.52         8,000,000


3


STATEMENT OF NET ASSETS
(CONTINUED)                   ACM INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                  YIELD         VALUE
-------------------------------------------------------------------------------
           SALOMON SMITH BARNEY, INC.
$  8,000   5.49%, dated 4/29/98,
             due 5/12/98 in the amount
             of $8,015,860 (cost $8,000,000;
             collateralized by $8,352,000
             FH00557, 7.00%, 10/01/27,
             value $8,246,985) (c)                    5.49%  $     8,000,000
           SALOMON SMITH BARNEY, INC.
   6,000   5.50%, dated 4/28/98,
             due 5/19/98 in the amount
             of $6,019,250 (cost $6,000,000;
             collateralized by $8,398,000
             FN328331, 6.50%, 8/01/10,
             value $6,146,605) (c)                    5.50         6,000,000
           SBC WARBURG, LTD.
   8,000   5.48%, dated 4/22/98,
             due 5/05/98 in the amount
             of $8,015,831 (cost $8,000,000;
             collateralized by $14,358,000
             FN190044, 6.50%, 9/01/08,
             value $8,165,296) (c)                    5.48         8,000,000
           SBC WARBURG, LTD.
   7,000   5.50%, dated 4/15/98,
             due 5/20/98 in the amount
             of $7,037,431 (cost $7,000,000;
             collateralized by $7,203,000
             FN424858, 6.50%, 4/01/28,
             value $7,168,686) (c)                    5.50         7,000,000
           STATE STREET BANK AND TRUST CO.
   7,100   5.40%, dated 4/30/98,
             due 5/01/98 in the amount
             of $7,101,065 (cost $7,100,000;
             collateralized by $7,025,000
             US T-Note, 6.25%, 5/31/99,
             value $7,255,435)                        5.40         7,100,000
                                                             ---------------
           Total Repurchase Agreements
             (amortized cost $86,100,000)                         86,100,000

           TOTAL INVESTMENTS-99.6%
             (amortized cost $273,296,828)                       273,296,828
           Other assets less liabilities-0.4%                      1,164,547

           NET ASSETS-100%
             (offering and redemption
             price of $1.00 per share;
             274,591,724 shares
             outstanding)                                    $   274,461,375


See Glossary of Terms on page 12.

See notes to financial statements.


4


STATEMENT OF NET ASSETS
APRIL 30, 1998                  ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                                 YIELD         VALUE
-------------------------------------------------------------------------------
           MUNICIPAL BONDS-98.8%
           ALABAMA-1.8%
           ARAB IDB
           (SCI Manufacturing Inc.)
           Series '89 VRDN (d)
$    150   8/01/00                                    4.40%    $     150,000
           HUNTSVILLE IDA
           (Seiki USA Project)
           Series '88 AMT VRDN (d)
   5,000   9/01/98                                    4.48         5,000,000
                                                               -------------
                                                                   5,150,000

           ALASKA-2.4%
           ALASKA HOUSING FINANCE CORP.
           (University of Alaska)
           Series '97A VRDN (d)
   4,000   12/01/27                                   4.10         4,000,000
           ALASKA IDA
           (Fairbanks Gold Mining Inc.)
           Series '97 AMT VRDN (d)
   2,500   5/01/09                                    4.20         2,500,000
           ANCHORAGE GO
           Series A FGIC
     535   9/01/98                                    3.98           535,030
                                                               -------------
                                                                   7,035,030

           ARIZONA-3.7%
           APACHE COUNTY IDA
           PCR
           (Tuscon Electric Power Co. Project)
           Series '81B VRDN (d)
   2,500   10/01/21                                   4.45         2,500,000
           APACHE COUNTY IDR
           (Tuscon Electric Power Co. Project)
           Series '83C VRDN (d)
   7,100   12/15/18                                   4.25         7,100,000
           APACHE COUNTY PCR
           (Tucson Electric Power Co. Project)
           Series '85A VRDN (d)
   1,300   12/01/20                                   4.20         1,300,000
                                                               -------------
                                                                  10,900,000

           ARKANSAS-0.4%
           JONESBORO SALES AND USE
             TAX REVENUE
           Series '97 FSA
   1,250   11/15/98                                   3.90         1,250,000

           CALIFORNIA-1.7%
           CALIFORNIA HIGHER EDUCATION
             STUDENT LOAN REVENUE
           Series D-2 PPB (d)
   5,000   4/01/00                                    4.00         5,000,000

           COLORADO-4.8%
           DOUGLAS COUNTY
           MFHR
           (Parker Hilltop Apartments Project)
           Series '97 AMT PPB (d)
   5,935   12/01/27                                   4.00         5,935,000
           ENGLEWOOD IDR
           (Swedish Mob I Ltd. Project)
           Series '85 VRDN (d)
     885   12/01/10                                   4.40           885,000
           WESTMINISTER MFHR
           (Cascade Village Apartments)
           Series '97 VRDN (d)
   7,375   12/01/07                                   4.10         7,375,000
                                                               -------------
                                                                  14,195,000

           DELAWARE-1.8%
           DELAWARE IDR
           (Delmarva Power & Light)
           Series '93C VRDN (d)
   5,150   10/01/28                                   4.25         5,150,000

           DISTRICT OF COLUMBIA-6.2%
           DISTRICT OF COLUMBIA GO
           Series '92A-3 VRDN (d)
   5,000   10/01/07                                   4.35         5,000,000
           Series '92A-4 VRDN (d)
   7,700   10/01/07                                   4.35         7,700,000
           DISTRICT OF COLUMBIA
           HFA MFHR
           (Tyler Housing)
           AMT VRDN (d)
   2,400   8/01/25                                    4.45         2,400,000


5


STATEMENT OF NET ASSETS
(CONTINUED)                     ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                                 YIELD         VALUE
-------------------------------------------------------------------------------
           DISTRICT OF COLUMBIA
           HFA SFMR
           Series '97C AMT PPB (d)
$  3,000   9/01/98                                    4.05%    $   3,000,000
                                                               -------------
                                                                  18,100,000

           FLORIDA-8.6%
           BROWARD COUNTY
           HFA MFHR
           (Jacaranda Village Apartments)
           Series '97 VRDN (d)
   3,500   9/01/22                                    4.20         3,500,000
           BROWARD COUNTY
           MFHR
           (Harbour Town Jacaranda Project)
           Series '95B VRDN (d)
   3,400   12/01/25                                   4.20         3,400,000
           BROWARD COUNTY
           MFHR
           (Margate Investments Project)
           VRDN (d)
   1,000   11/01/05                                   4.20         1,000,000
           FLORIDA HFA MFHR
           (EEE-Carlton Arms II)
           VRDN (d)
   1,500   12/01/08                                   4.10         1,500,000
           FLORIDA HFA MFHR
           (Oaks at Orange Park)
           Series '90 VRDN (d)
   5,100   7/01/07                                    4.15         5,100,000
           HIGHLANDS COUNTY HEALTH FACILITIES
           (Adventist/Sunbelt)
           Series A VRDN (d)
   5,600   11/15/26                                   4.15         5,600,000
           PALM BEACH COUNTY
           HFA MFHR
           (Village Crossing Project)
           Series '97B VRDN (d)
   3,000   10/01/27                                   4.20         3,000,000
           VOLUSIA COUNTY
           HFA MFHR
           (Ocean Oaks Apartments)
           Series '97B VRDN (d)
   2,000   10/01/27                                   4.20         2,000,000
                                                               -------------
                                                                  25,100,000

           GEORGIA-2.6%
           COLLEGE PARK IDR
           (Wynefield 1 Project)
           AMT VRDN (d)
   1,700   12/01/16                                   4.05         1,700,000
           JACKSON COUNTY IDA
           (Mitsubishi Consumer Electronic)
           VRDN (d)
   3,000   12/01/15                                   4.55         3,000,000
           SAVANNAH ECONOMIC
           DEVELOPMENT AUTHORITY
           (Georgia Kaolin)
           Series '97 AMT VRDN (d)
   3,000   7/01/27                                    4.20         3,000,000
                                                               -------------
                                                                   7,700,000

           HAWAII-2.9%
           HAWAII HOUSING FINANCE &
             DEVELOPMENT AUTHORITY
           (Kamakee Vista)
           Series '90A VRDN (d)
   6,500   7/01/25                                    4.70         6,500,000
           HAWAII HOUSING FINANCE &
             DEVELOPMENT AUTHORITY
           (Rental Housing System)
           Series '90B VRDN (d)
   1,900   7/01/25                                    4.70         1,900,000
                                                               -------------
                                                                   8,400,000

           IDAHO-0.4%
           CUSTER COUNTY SOLID WASTE REVENUE
           (Hecla Mining Co. Project)
           Series '97 AMT VRDN (d)
   1,300   7/01/07                                    4.25         1,300,000

           ILLINOIS-14.5%
           CHICAGO AIRPORT
           (O'Hare International Airport)
           Series B AMT VRDN (d)
   2,300   1/01/18                                    4.20         2,300,000
           Series C VRDN (d)
   3,400   1/01/18                                    4.05         3,400,000


6


                                ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                                 YIELD         VALUE
-------------------------------------------------------------------------------
           CHICAGO HFA MFHR
           (Waveland Assoc)
           Series '85D VRDN (d)
$  6,300   11/01/10                                   4.15%    $   6,300,000
           DES PLAINES COOK COUNTY IDR
           (CP Partners LLC Project)
           Series '97A VRDN (d)
   6,775   11/01/15                                   4.20         6,775,000
           ELMHURST HOSPITAL REVENUE
           (Joint Comm. Health Org.)
           Series '88 VRDN (d)
   6,780   7/01/18                                    4.10         6,780,000
           ILLINOIS DEVELOPMENT
             FINANCE AUTHORITY
           (D.E. Akin Seed Project)
           AMT VRDN (d)
   1,000   11/01/04                                   4.30         1,000,000
           ILLINOIS DEVELOPMENT
             FINANCE AUTHORITY
           (U.G.N. Inc. Project)
           Series '86 AMT VRDN (d)
   3,500   9/15/11                                    4.95         3,500,000
           ILLINOIS EDUCATIONAL
             FACILITIES AUTHORITY
           (Cultural Pooled Financing
             Program)
           Series '85 VRDN (d)
   4,000   12/01/25                                   4.10         4,000,000
           ILLINOIS HEALTH FACILITIES AUTHORITY
           (Rehab Institute of Chicago)
           Series '97 VRDN (d)
   7,000   4/01/32                                    4.15         7,000,000
           VERNON HILLS IDR
           (Kinder Care Center)
           VRDN (d)
     550   2/01/01                                    4.35           550,000
           WEST CHICAGO IDR
           (Acme Printing Co.)
           Series '89 AMT VRDN (d)
   1,100   5/01/99                                    5.03         1,100,000
                                                               -------------
                                                                  42,705,000

           INDIANA-3.1%
           CITY OF INDIANAPOLIS
           (Visiting Nurse Service Foundation)
           Series '98 VRDN (d)
   3,100   3/01/13                                    4.20         3,100,000
           GARY ENVIRONMENTAL IMPROVEMENT
             REVENUE
           (U.S. Steel Corp.)
           Series '84 VRDN (d)
   4,100   7/15/02                                    3.85         4,100,000
           SEYMOUR ECONOMIC DEVELOPMENT REVENUE
           (Kobelco Metal Powder Co. Project)
           Series '97 AMT VRDN (d)
   2,000   12/01/07                                   4.95         2,000,000
                                                               -------------
                                                                   9,200,000

           LOUISIANA-2.4%
           WEST BATON ROUGE IDR
           (Dow Chemical #3)
           Series '94B VRDN (d)
   7,100   12/01/16                                   4.30         7,100,000

           MAINE-0.9%
           MAINE FINANCE AUTHORITY
           (Barber Foods Inc.)
           Series '90B AMT VRDN (d)
   1,675   12/01/06                                   4.50         1,675,000
           ORRINGTON RESOURCE RECOVERY REVENUE
           (Penobscot Energy Project)
           Series B AMT VRDN (d)
     905   5/01/03                                    4.65           905,000
                                                               -------------
                                                                   2,580,000

           MICHIGAN-3.7%
           MICHIGAN HOSPITAL FINANCE AUTHORITY
           (Hospital Equipment Revenue)
           Series '98A VRDN (d)
  10,900   12/01/23                                   4.15        10,900,000

           MINNESOTA-0.5%
           COTTAGE GROVE
           (Minnesota Mining & Manufacturing
             Co. Project)
           VRDN (d)
   1,000   8/01/12                                    4.73         1,000,000


7


STATEMENT OF NET ASSETS
(CONTINUED)                     ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                                 YIELD         VALUE
-------------------------------------------------------------------------------
           EDEN PRAIRIE IDA
           (Kinder Care Project)
           Series C VRDN (d)
$    465   2/01/01                                    4.35%    $     465,000
                                                               -------------
                                                                   1,465,000

           MISSISSIPPI-0.1%
           JONES COUNTY HOSPITAL REVENUE
           (South Central Registered
             Medical Center Project)
           MBIA
     420   8/01/98                                    3.98           422,911

           MISSOURI-4.4%
           BLUE SPRINGS IDA
           (Kinder Care Project)
           Series C VRDN (d)
     540   2/01/01                                    4.35           540,000
           BOONE COUNTY IDA
           (Minnesota Mining &
             Manufacturing Co. Project)
           VRDN (d)
     500   12/01/25                                   4.10           500,000
           MISSOURI HEALTH &
           EDUCATIONAL FACILITY
           (Barnes Hospital Project)
           Series '85 VRDN (d)
  10,000   12/01/15                                   4.10        10,000,000
           MISSOURI HEALTH & EDUCATIONAL FACILITY
           (Stowers Institute)
           Series '98 VRDN (d)
   2,000   4/01/38                                    4.15         2,000,000
                                                               -------------
                                                                  13,040,000

           NEW HAMPSHIRE-0.4%
           MERRIMACK COUNTY
           GO BAN
           Lot B
   1,200   8/07/98                                    4.00         1,200,782

           NEW JERSEY-1.6%
           JERSEY CITY BAN
           Renewal Notes
   2,250   9/18/98                                    3.90         2,254,024
           NEW JERSEY ECONOMIC DEVELOPMENT
             AUTHORITY
           (Newark Recycling Facility)
           Series '97 AMT PPB (d)
   2,500   12/01/22                                   3.96         2,500,000
                                                               -------------
                                                                   4,754,024

           NEW MEXICO-0.5%
           NEW MEXICO HFA
           SFMR
           (Home Mortgage Revenue)
           Series '97-1 PPB (d)
   1,415   7/01/28                                    3.85         1,415,000

           NEW YORK-1.8%
           HEMPSTEAD IDA
           (American Ref-Fuel)
           Series '97 VRDN (d)
   5,300   12/01/10                                   4.10         5,300,000

           NORTH CAROLINA-1.0%
           NORTH CAROLINA MEDICAL CARE FACILITY
           (The Givens Estates Inc. Project)
           Series '97 VRDN (d)
   3,000   12/01/26                                   4.25         3,000,000

           OHIO-0.9%
           WARREN COUNTY IDR
           (Pioneer Industrial Components
             Project)
           Series '85 VRDN (d)
   2,500   12/01/05                                   4.40         2,500,000

           OREGON-0.9%
           BEAVERTON WATER REVENUE
           FGIC
     295   6/01/98                                    4.00           295,060
           OREGON ECONOMIC DEVELOPMENT REVENUE
           (Kyotaru Oregon Project)
           Series '89 AMT VRDN (d)
   2,400   12/01/99                                   4.47         2,400,000
                                                               -------------
                                                                   2,695,060

           PENNSYLVANIA-7.8%
           ALLEGHENY COUNTY IDR
           (United Jewish Federation Project)
           Series '96A VRDN (d)
   9,930   10/01/26                                   4.20         9,930,000
           MONTGOMERY COUNTY HIGHER
             EDUCATION & HEALTH LOAN REVENUE
           Series '96A VRDN (d)
   4,370   4/01/17                                    4.15         4,370,000


8


                                ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                                 YIELD         VALUE
-------------------------------------------------------------------------------
           MONTGOMERY COUNTY
           IDA
           (Kinder Care Project)
           Series D VRDN (d)
$    400   10/01/00                                   4.35%    $     400,000
           PENNSYLVANIA ECONOMIC DEVELOPMENT
             FINANCE AUTHORITY
           (National Gypsum Co. Project)
           Series '97A AMT VRDN (d)
   3,400   11/01/27                                   4.15         3,400,000
           PHILADELPHIA GO TRAN
           Series '97A
   4,500   6/30/98                                    4.50         4,503,175
           VENAGO IDR
           (Penzoil Co. Project)
           Series '82A VRDN (d)
     285   12/01/12                                   4.30           285,000
                                                               -------------
                                                                  22,888,175

           TENNESSEE-1.1%
           DICKSON COUNTY IDA
           (Tennessee Bun Co. Project)
           Series '96 AMT VRDN (d)
   2,000   7/01/06                                    4.35         2,000,000
           VOLUNTEER STATE STUDENT LOAN REVENUE
           (Student Funding Corp.)
           Series '87A-3
           AMT VRDN (d)
   1,200   12/01/17                                   4.50         1,200,000
                                                               -------------
                                                                   3,200,000

           TEXAS-3.6%
           MIDLOTHIAN IDA
           (Box-Crow Cement Co.)
           VRDN (d)
   5,000   12/01/09                                   4.15         5,000,000
           PORT ARTHUR NAVIGATION DISTRICT
           (Texaco Inc. Project)
           Series '94 VRDN (d)
   5,400   10/01/24                                   4.25         5,400,000
           TRINITY RIVER IDA
           (Radiation Sterilizers)
           Series A VRDN (d)
     150   11/01/05                                   3.70           150,000
                                                               -------------
                                                                  10,550,000

           UTAH-1.0%
           UTAH BOARD OF REGENTS STUDENT
             LOAN REVENUE
           Series O AMBAC
   2,000   5/01/98                                    3.96         2,000,000
           UTAH HFA SFMR
           (Home Mortgage Revenue)
           Series '97-3 VRDN (d)
     900   7/01/16                                    4.15           900,000
                                                               -------------
                                                                   2,900,000

           VERMONT-3.4%
           VERMONT HEFA
           (Capital Asset Financing Program)
           Series '97-1 VRDN (d)
   5,000   6/01/22                                    4.25         5,000,000
           Series '97-2 VRDN (d)
   5,000   6/01/27                                    4.25         5,000,000
                                                               -------------
                                                                  10,000,000

           VIRGINIA-5.5%
           CHESTERFIELD COUNTY
           IDR
           (Philip Morris Co.)
           VRDN (d)
  11,100   4/01/09                                    4.25        11,100,000
           LOUDOUN COUNTY IDA RESIDENTIAL
             CARE FACILITY
           (Falcons Landing Project)
           Series '98 VRDN (d)
   5,000   11/01/28                                   4.05         5,000,000
                                                               -------------
                                                                  16,100,000

           WASHINGTON-0.4%
           WASHINGTON STUDENT LOAN FINANCE
             ASSOCIATION
           Series '88A AMT VRDN (d)
   1,300   1/01/04                                    4.20         1,300,000

           WEST VIRGINIA-0.7%
           KEYSER IDR
           (Keyser Associates Project)
           VRDN (d)
   1,900   7/01/14                                    4.20         1,900,000


9


STATEMENT OF NET ASSETS
(CONTINUED)                     ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                                 YIELD         VALUE
-------------------------------------------------------------------------------
           WISCONSIN-1.3%
           MANITOWOC IDR
           (Jagemann Stamping Co.)
           Series '98 AMT VRDN (d)
$  1,618   4/01/11                                    4.40%    $   1,618,000
           WAUSAU PCR
           (Minnesota Mining &
             Manufacturing Co. Project)
           VRDN (d)
     500   12/01/01                                   4.73           500,000
   1,600   8/01/17                                    4.73         1,600,000
                                                               -------------
                                                                   3,718,000

           TOTAL INVESTMENTS-98.8%
             (amortized cost $290,113,982)                       290,113,982
           Other assets less liabilities-1.2%                      3,649,664

           NET ASSETS-100%
             (offering and redemption price
             of $1.00 per share; 293,847,141
             shares outstanding)                               $ 293,763,646


#    All securities either mature or their interest rate changes in one year or less.

     See Glossary of Terms on page 12.

     See notes to financial statements.


10


STATEMENT OF NET ASSETS
APRIL 30, 1998                     ACM INSTITUTIONAL RESERVES - TRUST PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                  YIELD         VALUE
-------------------------------------------------------------------------------
           COMMERCIAL PAPER-55.7%
           ALLIANZ OF AMERICA
           FINANCE CORP.
$  4,000   5/29/98 (a)                                5.46%    $   3,983,013
   3,000   6/23/98 (a)                                5.51         2,975,664
           APEX FUNDING CORP.
   4,700   5/26/98 (a)                                5.87         4,680,841
           ASSOCIATES CORP. OF NORTH AMERICA
   5,000   6/25/98                                    5.48         4,958,139
   5,000   6/24/98                                    5.52         4,958,600
           BAA PLC
  10,000   6/03/98                                    5.52         9,949,400
   5,000   6/09/98                                    5.52         4,970,100
           BANCA CRT FINANCIAL CORP.
   2,400   5/20/98                                    5.52         2,393,008
           BANCO DE SANTANDER
  18,000   5/01/98                                    5.54        18,000,000
           BANQUE CAISSE D'EPARGNE
   5,000   6/22/98                                    5.50         4,960,278
   2,000   6/03/98                                    5.53         1,989,862
           BBV FINANCE DELAWARE, INC.
   2,000   5/01/98                                    5.58         2,000,000
           CAISSE CENTRALE JARDINS DU QUEBEC
   3,455   9/21/98                                    5.46         3,380,067
           CAISSE D' AMORTISSEMENT
   1,000   7/10/98                                    5.60           989,111
           CITICORP
  10,000   5/01/98                                    5.54        10,000,000
           CREGEM NORTH AMERICA, INC.
   5,000   6/19/98                                    5.50         4,962,569
  10,000   6/10/98                                    5.51         9,938,778
   4,000   6/03/98                                    5.53         3,979,723
           CS FIRST BOSTON, INC.
   5,000   6/17/98                                    5.51         4,964,065
   5,000   6/22/98                                    5.52         4,960,133
   5,000   7/29/98                                    5.54         4,931,519
           DEN DANSKE BANK
  10,000   5/20/98                                    5.55         9,970,708
           DEN NORSKE BANK
   5,000   5/29/98                                    5.50         4,978,611
           GENERAL ELECTRIC CAPITAL CORP.
   4,000   5.55%, 11/17/98 FRN                        5.55         4,000,000
           GE FINANCIAL ASSURANCE HOLDINGS
  15,000   6/11/98                                    5.52        14,905,700
           GENERAL MOTORS ACCEPTANCE CORP.
  10,000   6/11/98                                    5.51         9,937,247
           IMI FUNDING CORP.
           (USA)
   5,000   6/24/98                                    5.44         4,959,200
   5,000   9/04/98                                    5.47         4,904,275
   4,000   6/10/98                                    5.52         3,975,467
   2,500   6/04/98                                    5.60         2,486,778
           MORGAN STANLEY GROUP, INC.
   3,000   6/15/98                                    5.50         2,979,375
           NORWEST CORP.
  13,000   5/21/98                                    5.52        12,960,133
           SALOMON SMITH BARNEY, INC.
  18,000   6/02/98                                    5.52        17,911,680
           UNIBANCO
   5,000   6/15/98                                    5.53         4,965,438
           VENANTIUS AB
   4,485   6/29/98                                    5.50         4,444,573
                                                             ---------------
           Total Commercial Paper
             (amortized cost $217,304,055)                       217,304,055

           CERTIFICATES OF DEPOSIT-13.3%
           BAYERISCHE LANDESBANK
  10,000   5.53%, 2/25/99 FRN                         5.61         9,993,707
           BAYERISCHE VEREINSBANK
  10,000   5.64%, 2/25/99                             5.64        10,000,000
           CANADIAN IMPERIAL BANK OF COMMERCE
  13,000   5.54%, 5/28/98                             5.54        13,000,000
           DEUTSCHE BANK
   2,000   5.67%, 2/26/99                             5.73         1,999,511
   5,000   5.70%, 3/05/99                             5.70         4,997,979
   2,000   5.95%, 10/21/98                            5.99         1,999,547
           DRESDNER BANK
   3,000   5.51%, 1/15/99                             5.68         2,996,087
           HESSISCHE LANDESBANK
   1,000   5.94%, 6/19/98                             5.81           999,997
           NATIONAL WESTMINSTER BANK
   3,000   5.65%, 3/03/99                             5.71         2,998,773
           SWISS BANK
   3,000   5.66%, 3/04/99                             5.71         2,999,033
                                                             ---------------
           Total Certificates of Deposit
             (amortized cost $51,984,634)                         51,984,634

           CORPORATE OBLIGATIONS-9.7%
           ALLSTATE LIFE INSURANCE
             FUNDING AGREEMENT
   5,000   5.69%, 8/31/98 FRN (b)                     5.69         5,000,000
           GENERAL AMERICAN FUNDING CORP.
   4,000   5.86%, 7/10/98 FRN                         5.86         4,000,000
   8,000   5.89%, 7/10/98 FRN                         5.89         8,000,000
           MERRILL LYNCH & CO., INC.
   8,000   5.61%, 1/29/99 FRN                         5.61         8,000,000
   3,000   5.88%, 8/26/98                             5.88         3,000,000


11


STATEMENT OF NET ASSETS
(CONTINUED)                        ACM INSTITUTIONAL RESERVES - TRUST PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                  YIELD         VALUE
-------------------------------------------------------------------------------
           TRAVELERS LIFE FUNDING AGREEMENT
$  5,000   5.64%, 4/14/99 FRN (b)                     5.66%    $   5,000,000
   5,000   5.67%, 10/21/98 FRN (b)                    5.66         5,000,000
                                                             ---------------
           Total Corporate Obligations
             (amortized cost $38,000,000)                         38,000,000

           BANK OBLIGATIONS-9.7%
           BAYERISCHE LANDESBANK
   7,000   5.53%, 3/23/99 FRN                         5.61         6,995,092
   2,000   5.69%, 10/02/98 FRN                        5.69         2,000,000
           BAYERISCHE VEREINSBANK
   5,000   5.56%, 6/30/98 FRN                         5.59         4,999,521
           CITIBANK
  10,000   5.52%, 6/15/98                             5.52         9,931,000
           DEUTSCHE BANK
   2,000   5.52%, 7/01/98 FRN                         5.62         1,999,676
           MORGAN GUARANTY TRUST CO.
   1,000   5.96%, 6/22/98                             5.88           999,952
           ROYAL BANK OF CANADA
   2,000   5.65%, 9/30/98 FRN                         5.65         2,000,000
           SMM TRUST
   5,000   5.66%, 12/14/98 FRN (a)                    5.66         5,000,000
   4,000   5.69%, 12/16/98 FRN (a)                    5.69         4,000,000
                                                             ---------------
           Total Bank Obligations
             (amortized cost $37,925,241)                         37,925,241

           TIME DEPOSITS-6.3%
           FIRST UNION NATIONAL BANK
   9,500   5.56%, 5/01/98                             5.56         9,500,000
           WESTDEUTSCHE LANDESBANK
  15,000   5.56%, 5/01/98                             5.56        15,000,000
                                                             ---------------
           Total Time Deposits
             (amortized cost $24,500,000)                         24,500,000

           PROMISSORY NOTES-4.6%
           GOLDMAN SACHS GROUP LP
   4,000   5.61%, 8/07/98                             5.61         4,000,000
   7,000   5.63%, 10/13/98                            5.63         7,000,000
   7,000   5.68%, 5/27/98                             5.68         7,000,000
                                                             ---------------
           Total Promissory Notes
             (amortized cost $18,000,000)                         18,000,000

           U.S. GOVERNMENT & AGENCY
             OBLIGATIONS-0.5%
           FEDERAL NATIONAL MORTGAGE
             ASSOCIATION
   2,000   5.78%, 11/04/98
             (amortized cost $1,999,158)              5.79         1,999,158

           TOTAL INVESTMENTS-99.8%
             (amortized cost $389,713,088)                       389,713,088
           Other assets less liabilities-0.2%                        778,945

           NET ASSETS-100%
             (offering and redemption price
             of $1.00 per share; 390,535,793
             shares outstanding)                               $ 390,492,033


(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1998, these securities amounted to $142,395,355, representing 8.1% of net assets on the Prime Portfolio, and $20,639,518, representing 5.3% of net assets on the Trust Portfolio.

(b) Funding agreements are illiquid securities subject to restrictions as to resale. These securities amounted to $70,000,000, representing 4.0% of net assets on the Prime Portfolio, and $15,000,000, representing 3.8% of net assets on the Trust Portfolio (see Note A to the financial statements).

(c)  Repurchase agreement which is terminable within 7 days.

(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMBAC   American Municipal Bond Assurance Corporation
     AMT     Alternative Minimum Tax
     BAN     Bond Anticipation Note
     FGIC    Financial Guaranty Insurance Company
     FRN     Floating Rate Note
     FSA     Financial Security Assurance, Inc.
     GO      General Obligation
     HEFA    Health & Educational Facility Authority
     HFA     Housing Finance Agency/Authority
     IDA     Industrial Development Authority
     IDB     Industrial Development Board
     IDR     Industrial Development Revenue
     MBIA    Municipal Bond Investors Assurance
     MFHR    Multi-Family Housing Revenue
     PCR     Pollution Control Revenue
     SFMR    Single Family Mortgage Revenue
     TRAN    Tax & Revenue Anticipation Note

See notes to financial statements.


12


STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1998                            ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

                           PRIME       GOVERNMENT    TAX-FREE        TRUST
                         PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                        ------------  ------------  ------------  ------------
INVESTMENT INCOME
  Interest              $ 74,337,440  $ 16,920,793  $  9,838,311  $ 15,589,391

EXPENSES
  Advisory fee
    (Note B)               2,597,281       600,906       516,640     1,225,381
  Registration               257,929        86,249        60,277        88,229
  Custodian                  212,071        96,762        93,728        91,078
  Audit and legal             37,281        15,674        14,196        14,363
  Transfer agency             29,327        27,888        20,351        25,814
  Printing                     7,980         4,006         4,142        12,358
  Directors' fees              7,979         7,979         7,979         7,979
  Miscellaneous               10,041         4,836         4,404         4,670
  Total expenses           3,159,889       844,300       721,717     1,469,872
  Less: expense
    reimbursement           (562,608)     (243,394)     (205,077)     (128,100)
  Net expenses             2,597,281       600,906       516,640     1,341,772
  Net investment
    income                71,740,159    16,319,887     9,321,671    14,247,619

REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS
  Net realized gain
    on investment
    transactions                  84         1,000           168        13,207
  Net change in
    unrealized
    appreciation of
    investments                   -0-           -0-         (351)           -0-
  Net gain (loss)
    on investments                84         1,000          (183)       13,207

NET INCREASE IN NET
  ASSETS FROM
  OPERATIONS            $ 71,740,243  $ 16,320,887  $  9,321,488  $ 14,260,826


See notes to financial statements.


13


STATEMENT OF CHANGES IN NET ASSETS                   ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                                      PRIME PORTFOLIO
                                             ---------------------------------
                                               YEAR ENDED        YEAR ENDED
                                             APRIL 30, 1998    APRIL 30, 1997
                                             ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                      $    71,740,159   $    40,100,886
  Net realized gain (loss) on
    investment transactions                               84             1,928
  Net change in unrealized appreciation
    of investments                                        -0-               -0-
  Net increase in net assets from
    operations                                    71,740,243        40,102,814

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                          (71,740,159)      (40,100,886)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                        897,353,419       374,018,204
  Total increase (decrease)                      897,353,503       374,020,132

NET ASSETS
  Beginning of year                              867,339,355       493,319,223
  End of year                                $ 1,764,692,858   $   867,339,355


See notes to financial statements.


14


                                                     ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________


               GOVERNMENT PORTFOLIO                 TAX-FREE PORTFOLIO
         ---------------------------------   ---------------------------------
           YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
         APRIL 30, 1998    APRIL 30, 1997    APRIL 30, 1998    APRIL 30, 1997
         ---------------   ---------------   ---------------   ---------------


         $    16,319,887   $    10,174,707   $     9,321,671   $     7,081,373

                   1,000            (2,140)              168               (90)

                      -0-               -0-             (351)              229

              16,320,887        10,172,567         9,321,488         7,081,512


             (16,319,887)      (10,174,707)       (9,321,671)       (7,081,373)


             (52,059,333)      175,705,670       110,698,884          (546,863)
             (52,058,333)      175,703,530       110,698,701          (546,724)


             326,519,708       150,816,178       183,064,945       183,611,669
         $   274,461,375   $   326,519,708   $   293,763,646   $   183,064,945


                  TRUST PORTFOLIO
         ---------------------------------
           YEAR ENDED        YEAR ENDED
         APRIL 30, 1998    APRIL 30, 1997
         ---------------   ---------------


         $    14,247,619   $     9,713,883

                  13,207            (4,087)

                      -0-               -0-

              14,260,826         9,709,796


             (14,247,619)       (9,713,883)


             214,797,663         5,619,828
             214,810,870         5,615,741


             175,681,163       170,065,422
         $   390,492,033   $   175,681,163


15


NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1998                                       ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
ACM Institutional Reserves, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of four Portfolios: Prime Portfolio, Government Portfolio, Tax-Free Portfolio and Trust Portfolio. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. VALUATION OF SECURITIES
Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gain.

2. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis.

4. DIVIDENDS
The Fund declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid by Tax-Free Portfolio from net investment income for the year ended April 30, 1998 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. REPURCHASE AGREEMENTS
It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.


NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser"), an advisory fee at the annual rate of
 .20% of average daily net assets for the Prime, Government and Tax-Free Portfolios and .45% of average daily net assets for the Trust Portfolio. The Adviser has agreed to reimburse the Prime, Government and Tax-Free Portfolios to the extent that their annual aggregate operating expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed .20% of their average daily net assets for any fiscal year, and with respect to the Trust Portfolio, from May 1, 1997 to July 13, 1997 for expenses exceeding .45% of its average daily net assets and from July 14, 1997 to April 30, 1998 for expenses exceeding .50% of its average daily net assets. For the year ended April 30, 1998, reimbursement was $562,608, $243,394, $205,077 and $128,100 for
the Prime, Government, Tax-Free and Trust Portfolios, respectively.

Each Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services. Such compensation for the Prime, Government, Tax-Free and Trust Portfolios, for the year ended April 30, 1998, was $18,000 per Portfolio.


NOTE C: INVESTMENT TRANSACTIONS
At April 30, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for all Portfolios. For federal income tax purposes, the Prime Portfolio had a capital loss carryforward available to offset future gains at April 30, 1998 of $183,720, of which $1,293 expires in 1999, $3,535 in 2000, $6,777 in 2001, $29,045 in 2002,


16


                                                     ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

$77,316 in 2003, $40,007 in 2004 and $25,747 in the year 2005; the Government
Portfolio had a capital loss carryforward of $130,349, of which $340 expires in 2000, $9,174 in 2001, $51,091 in 2002, $23,230 in 2003, $30,512 in 2004 and
$16,002 in the year 2005; the Tax-Free Portfolio had a capital loss carryforward of $83,495, of which $6,110 expires in 2002, $76,925 in 2004, $400 in 2005 and $60 in the year 2006; and the Trust Portfolio had a capital loss carryforward of $43,760, of which $6,915 expires in 2003, $30,219 in 2004, $2,251 in 2005 and $4,375 in the year 2006.


NOTE D: CAPITAL STOCK
There are 4,000,000,000 shares of $.01 par value capital stock authorized. At April 30, 1998, capital paid-in aggregated $1,764,876,578 on Prime Portfolio, $274,591,724 on Government Portfolio, $293,847,141 on Tax-Free Portfolio, and $390,535,793 on Trust Portfolio. Transactions, all at $1.00 per share, were as follows:


                                            YEAR ENDED          YEAR ENDED
                                          APRIL 30, 1998      APRIL 30, 1997
                                        ------------------  ------------------
PRIME PORTFOLIO
Shares sold                               18,859,885,064      12,695,838,675
Shares issued on reinvestments
  of dividends                                71,740,159          40,100,886
Shares redeemed                          (18,034,271,804)    (12,361,921,357)
Net increase                                 897,353,419         374,018,204

                                            YEAR ENDED          YEAR ENDED
                                          APRIL 30, 1998      APRIL 30, 1997
                                        ------------------  ------------------
GOVERNMENT PORTFOLIO
Shares sold                                1,463,678,015       1,074,902,562
Shares issued on reinvestments
  of dividends                                16,319,887          10,174,707
Shares redeemed                           (1,532,057,235)       (909,371,599)
Net increase (decrease)                      (52,059,333)        175,705,670

                                            YEAR ENDED          YEAR ENDED
                                          APRIL 30, 1998      APRIL 30, 1997
                                        ------------------  ------------------
TAX-FREE PORTFOLIO
Shares sold                                2,187,340,593       1,486,189,526
Shares issued on reinvestments
  of dividends                                 9,321,671           7,081,373
Shares redeemed                           (2,085,963,380)     (1,493,817,762)
Net increase (decrease)                      110,698,884            (546,863)

                                            YEAR ENDED          YEAR ENDED
                                          APRIL 30, 1998      APRIL 30, 1997
                                        ------------------  ------------------
TRUST PORTFOLIO
Shares sold                                1,732,157,312       1,074,544,780
Shares issued on reinvestments
  of dividends                                14,247,619           9,713,883
Shares redeemed                           (1,531,607,268)     (1,078,638,835)
Net increase                                 214,797,663           5,619,828


17


FINANCIAL HIGHLIGHTS                                 ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                    PRIME PORTFOLIO
                                            ---------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0552        .0530        .0560        .0502        .0325

LESS: DIVIDENDS
Dividends from net investment income          (.0552)      (.0530)      (.0560)      (.0502)      (.0325)
Net asset value, end of year                  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (a)                           5.68%        5.44%        5.76%        5.15%        3.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)       $1,764.7       $867.3       $493.3       $197.8       $108.1
Ratios to average net assets of:
  Expenses, net of waivers
    and reimbursements                           .20%         .20%         .20%         .20%         .20%
  Expenses, before waivers
    and reimbursements                           .24%         .29%         .32%         .36%         .42%
  Net investment income (b)                     5.52%        5.31%        5.54%        5.24%        3.25%

                                                                  GOVERNMENT PORTFOLIO
                                            ---------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0543        .0519        .0552        .0493        .0315

LESS: DIVIDENDS
Dividends from net investment income          (.0543)      (.0519)      (.0552)      (.0493)      (.0315)
Net asset value, end of year                  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (a)                           5.58%        5.33%        5.67%        5.06%        3.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)         $274.5       $326.5       $150.8       $104.4        $76.6
Ratios to average net assets of:
  Expenses, net of waivers
    and reimbursements                           .20%         .20%         .20%         .20%         .20%
  Expenses, before waivers
    and reimbursements                           .28%         .35%         .36%         .38%         .36%
  Net investment income (b)                     5.43%        5.22%        5.50%        4.94%        3.15%


See footnote summary on page 19.


18


                                                     ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                   TAX-FREE PORTFOLIO
                                            ---------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0363        .0347        .0372        .0326        .0240
Net unrealized loss on investments                -0-          -0-          -0-      (.0048)          -0-
Net increase in net asset value
  from operations                              .0363        .0347        .0372        .0278        .0240

LESS: DIVIDENDS
Dividends from net investment income          (.0363)      (.0347)      (.0372)      (.0326)      (.0240)

ADD: CAPITAL CONTRIBUTION
Capital Contributed by the Adviser                -0-          -0-          -0-       .0048           -0-
Net asset value, end of year                  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (a)                           3.70%        3.53%        3.79%        3.31%(c)     2.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)         $293.8       $183.1       $183.6        $35.5        $35.6
Ratios to average net assets of:
  Expenses, net of waivers
    and reimbursements                           .20%         .20%         .20%         .20%         .20%
  Expenses, before waivers
    and reimbursements                           .28%         .33%         .48%         .76%         .69%
  Net investment income (b)                     3.61%        3.46%        3.73%        3.31%        2.40%


                                                                    TRUST PORTFOLIO
                                            ---------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0523        .0492        .0527        .0479        .0309

LESS: DIVIDENDS
Dividends from net investment income          (.0523)      (.0492)      (.0527)      (.0479)      (.0309)
Net asset value, end of year                  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (a)                           5.37%        5.04%        5.41%        4.91%        3.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)         $390.5       $175.7       $170.1       $109.2        $36.8
Ratios to average net assets of:
  Expenses, net of waivers
    and reimbursements                           .49%         .50%         .50%         .49%         .14%
  Expenses, before waivers
    and reimbursements                           .54%         .57%         .60%         .75%        1.23%
  Net investment income (b)                     5.23%        4.93%        5.28%        5.31%        3.15%


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period, and redemption on the last day of the period.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Capital contributed by the Adviser had no material effect on net asset value, and therefore, no effect on total return.


19


INDEPENDENT AUDITOR'S REPORT                         ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS ACM INSTITUTIONAL RESERVES, INC.

We have audited the accompanying statements of net assets of ACM Institutional Reserves--Prime, Government, Tax-Free and Trust Portfolios as of April 30, 1998 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ACM Institutional Reserves--Prime, Government, Tax-Free and Trust Portfolios as of April 30, 1998, and the results of their operations, changes in their net assets, and financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
May 22, 1998


20

____________________________________________________________

                           APPENDIX A
                COMMERCIAL PAPER AND BOND RATINGS
____________________________________________________________

Municipal and Corporate Bonds

    The two higher ratings of Moody's Investors Service, Inc. ("Moody"s) for municipal and corporate bonds are Aaa an Aa.
Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

    The two highest ratings of Standard & Poor's for municipal and corporate bonds AAA and AA. Bonds rated AAA have the highest rating assigned by Standard & Poor's to debt obligation.
Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or Minus (-) sign to show relative standing within rating category.

Short-Term Municipal Securities

    Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of Funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

    Standard & Poor's highest rating for short-term municipal loans is SP-1. Standard & Poor's stated that short-term municipal securities bearing the SP-1 designation have very strong or strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Issues rate SP-2 have satisfactory capacity to pay principal and interest.

Other Municipal Securities and Commercial Paper

    "Prime-1" is the highest rating assigned by Moody's for other short-term municipal securities and commercial paper, and "A-1+" and "A-1" are the two highest ratings for commercial paper assigned by Standard & Poor's (Standard & Poor's does not rate short-term tax-free obligations). Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of "Prime", while Standard & Poor's uses the number 1+, 1, 2 and 3 to denote relative strength within its highest classification of "A". Issuers rated "Prime" by Moody's have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk, margins of support for current indebtedness are large or stable with cash flow an asset protection well assured, current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Commercial paper issuers rates "A" by Standard & Poor's have the following characteristics: liquidity ratios are better than industry average, long-term debt rating is A or better, the issuer has access to at least two additional channels of borrowing, and basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

____________________________________________________________

                           APPENDIX B
               DESCRIPTION OF MUNICIPAL SECURITIES
____________________________________________________________

    Municipal Notes generally are used to provide for short-term capital needs and usually have maturities of one year or less.
They include the following:

    1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

    2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales use and business taxes, and are payable from these specific future taxes.

    3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing
         Programs.

    4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

    5. Construction Loan Notes are sold to provide construction financing. After successful completion and Acceptance, many projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association or the Government National Mortgage Association.

    6. Tax-Exempt Commercial Paper is a short-term obligation with a state maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

    Municipal Bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

    1. General Obligation Bonds are issued by such entities as states, countries, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

    2. Revenue Bonds generally are secured by the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise of other specific revenue source. Revenue Bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these Bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

    3. Industrial Development Bonds are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These Bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such Bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

         SHAREHOLDER SERVICES

 Shareholder representatives are
 available to answer your questions
 about the status of your account or
 other Fund matters. Call toll-free
 (800) 237-5822 or write the Fund,
 P.O. Box 1520, Secaucus, New Jersey
 07096-1520.
 YIELDS. For current recorded yield
 information on the Trust Portfolio,
 call on a touch-tone telephone
 toll-free (800) 251-0539 and press
 the following sequence of keys:
 [1] [#] [1] [#] [6] [0] [#].

  Alliance Institutional Reserves, Inc. (the "Fund") is an open-end investment company. The Trust Portfolio, which is diversified, is offered by this pro-spectus. Four additional Portfolios of the Fund, the Prime Portfolio, the Government Portfolio, the Tax-Free Portfolio and the Treasury Portfolio, are offered by a separate prospectus. The Trust Portfolio's investment objectives are--in the following order of priority--safety of principal, excellent li-quidity and maximum current income.

  The Trust Portfolio offers institutional and corporate investors a conve-nient and economical way to invest in a managed money market portfolio. The Portfolio is only available through financial intermediaries.

  An investment in the Trust Portfolio is (i) neither insured nor guaranteed by the U.S. Government; (ii) not a deposit or obligation of, or guaranteed or endorsed by, any bank; and (iii) not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. There can be no assurance that the Trust Portfolio will be able to maintain a sta-ble net asset value of $1.00 per share.

  A "Statement of Additional Information," dated June 29, 1998, which provides a further discussion of certain areas in this prospectus and other matters and which may be of interest to some investors, has been filed with the Secu-rities and Exchange Commission and is incorporated herein by reference. For a free copy, call or write the Trust Portfolio at the telephone number or ad-dress shown above.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECU-RITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CON-TRARY IS A CRIMINAL OFFENSE.
 (R)This registered service mark used under license from the owner, Alliance Capital Management L.P.

 CONTENTS
 ------

  Expense Information....................................................... 2
  Financial Highlights...................................................... 2
  Introduction.............................................................. 3
  Investment Objectives and Policies........................................ 3
  Purchase and Redemption of Shares......................................... 5
  Additional Information.................................................... 6

 ALLIANCE
 INSTITUTIONAL RESERVES- TRUST PORTFOLIO



[LOGO OF ALLIANCE CAPITAL(R) APPEARS HERE]

 PROSPECTUS

 JUNE 29, 1998

                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
  The Trust Portfolio has no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets, net of expense reimbursement or fee waiver)
 Management Fees......................................................... .43%
 Other Expenses.......................................................... .07%
                                                                          ---
 Total Fund Operating Expenses........................................... .50%

EXAMPLE

                                              1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                              ------ ------- ------- --------
 You would pay the following expenses on a
 $1,000  investment, assuming a 5% annual
 return (cumulatively  through the end of
 each time period):                             $5     $16     $28     $63

  The purpose of the foregoing table is to assist the investor in understand-ing the various costs and expenses that an investor in the Trust Portfolio will bear directly and indirectly. The expenses listed in the table are net of voluntary expense reimbursements and voluntary fee waivers. The estimated ex-penses, before voluntary expense reimbursements or fee waiver, would be: Man-agement Fee--.45%, Other Expenses--.07% and Total Fund Operating Expenses--
 .52%. The example should not be considered a representation of past or future expenses; actual expenses may be greater or less than those shown.

                             FINANCIAL HIGHLIGHTS
   PER SHARE OPERATING PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                    PERIOD)
  The following table has been audited by McGladrey & Pullen LLP, the Fund's independent auditors, whose report thereon appears in the Statement of Addi-tional Information. This information should be read in conjunction with the financial statements and notes thereto included in the Statement of Additional Information.

                                                                                                     NOVEMBER 16, 1992(A)
                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED         THROUGH
                          APRIL 30, 1998 APRIL 30, 1997 APRIL 30, 1996 APRIL 30, 1995 APRIL 30, 1994    APRIL 30, 1993
                          -------------- -------------- -------------- -------------- -------------- --------------------
Net asset value,
 beginning of period....      $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00           $  1.00
                              ------         ------         ------         ------         ------           -------
INCOME FROM INVESTMENT
 OPERATIONS
Net Investment income...       .0523          .0492          .0527          .0479          .0309            0.0144
                              ------         ------         ------         ------         ------           -------
LESS: DIVIDENDS
Dividends from net
 investment income......      (.0523)        (.0492)        (.0527)        (.0479)        (.0309)          (0.0144)
                              ------         ------         ------         ------         ------           -------
Net asset value, end of
 period.................      $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00           $  1.00
                              ======         ======         ======         ======         ======           =======
TOTAL RETURN
Total investment return
 based on net asset
 value(b)...............        5.37%          5.04%          5.41%          4.91%          3.14%             3.21%(c)
                              ======         ======         ======         ======         ======           =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)...      $390.5         $175.7         $170.1         $109.2         $ 36.8           $   5.3
RATIO TO AVERAGE NET AS-
 SETS OF:
Expenses, net of waivers
 and reimbursements.....         .49%           .50%           .50%           .49%           .14%              -0-
Expenses, before waivers
 and reimbursements.....         .54%           .57%           .60%           .75%          1.23%             0.45%(c)
Net investment
 income(d)..............        5.23%          4.93%          5.28%          5.31%          3.15%             3.17%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                               ---------------

  From time to time the Trust Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not in-tended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the in-vestment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvest-ed. Further information about the Fund's performance is contained in the Fund's annual report to shareholders and the Statement of Additional Informa-tion which may be obtained without charge by contacting Alliance Fund Servic-es, Inc. at the address or the telephone number shown on the cover of this prospectus.

                                 INTRODUCTION

 The Trust Portfolio invests in a diversified portfolio of money market secu-rities. The Trust Portfolio is designed for institutional and corporate in-vestors who can benefit from money market income and who are clients of finan-cial intermediaries. Investors in the Trust Portfolio avoid certain adminis-trative burdens that they would incur by investing in money market instruments directly, such as monitoring of maturity dates, safeguarding of receipts and deliveries, and the maintenance of tax information and other records. At the time of investment, no security purchased by the Trust Portfolio can have a maturity exceeding 397 days, and the average maturity of the Trust Portfolio cannot exceed 90 days.

                      INVESTMENT OBJECTIVES AND POLICIES

 The investment objectives of the Trust Portfolio are--in the following order of priority--safety of principal, excellent liquidity and maximum current in-come to the extent consistent with the first two objectives. As a matter of fundamental policy, the Trust Portfolio pursues its objectives by maintaining a portfolio of high-quality U.S. dollar-denominated money market securities each of which, at the time of investment, has a remaining maturity of 397 days or less. While neither this policy, the investment objectives, nor the "other fundamental investment policies" described below may be changed for the Trust Portfolio without shareholder approval, the nonfundamental investment policies may be changed upon notice but without such approval. The Fund may in the fu-ture establish additional portfolios which may have different investment ob-jectives. There can be no assurance that the Portfolio's objectives will be achieved.

 The Trust Portfolio will comply with Rule 2a-7 under the Investment Company Act of 1940 (the "Act"), as amended from time to time, including the diversi-fication, quality and maturity requirements imposed by the Rule. A more de-tailed description of Rule 2a-7 is set forth in the Trust Portfolio's State-ment of Additional Information under "Investment Objectives and Policies."

MONEY MARKET SECURITIES

 The money market securities in which the Trust Portfolio invests include: (1) marketable obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities (collectively, the "U.S. Government"); (2) certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks or savings and loan associations (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million; (3) commercial paper of prime quality [i.e., rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by U.S. or foreign companies having outstanding debt securities rated AAA or AA by Standard & Poor's, or Aaa or Aa by Moody's] and participa-tion interests in loans extended by banks to such companies; and (4) repur-chase agreements that are collateralized fully as that term is defined in Rule 2a-7. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust Company, the Fund's Custodian. For each repurchase agreement, the Trust Portfolio requires continual maintenance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer default, the Trust Portfolio might suffer a loss to the extent the proceeds from the sale of the collateral were less than the repurchase price. The Trust Portfolio's commercial paper invest-ments may include variable amount master demand notes which represent a direct borrowing arrangement involving periodically fluctuating rates of interest un-der a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.


 The Trust Portfolio will not maintain more than 10% of its net assets in il-liquid securities. Illiquid securities may include securities that are not readily marketable, securities subject to legal or contractual restrictions on resale and repur-chase agreements not terminable within seven days. Restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Directors, including securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial paper issued in reliance upon the exemption from registration in
Section 4(2) of the Securities Act, will not be treated as illiquid for pur-poses of the restriction on illiquid securities. Restricted securities are se-curities subject to the contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registra-tion under the Securities Act. As to such illiquid securities, a Portfolio is subject to a risk that, should the Portfolio's desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

 The Trust Portfolio may invest in variable rate obligations as permitted by Rule 2a-7. Variable rate obligations have interest rates which are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the interest rate of the variable rate obligation is tied. Some variable rate obligations allow the holder to demand payment of principal and accrued interest at any time, or at specified intervals. The Trust Portfolio follows Rule 2a-7 with respect to the diversification, quality and maturity of variable rate obligations.

 To the extent the Trust Portfolio purchases money market instruments issued by foreign entities, consideration will be given to the domestic marketability of such instruments, and possible interruptions of, or restrictions on, the flow of international currency transactions.

 The Trust Portfolio may invest in asset-backed securities that meet its ex-isting diversification, quality and maturity criteria. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership in-terest, or commercial paper or other debt securities issued by a special pur-pose corporation. Although the securities may have some form of credit or li-quidity enhancement, payments on the securities depend predominately upon col-lection of the loans and receivables held by the issuer. It is the Trust Port-folio's current intention to limit its investment in such securities to not more than 5% of its net assets.

OTHER FUNDAMENTAL INVESTMENT POLICIES

 To maintain portfolio diversification and reduce investment risk, the Trust Portfolio may not (1) invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry although there is no such limitation with respect to U.S. Government securi-ties or bank obligations, including certificates of deposit, bankers' accept-ances and interest bearing savings deposits; (2) invest more than 5% of its assets in the securities of any one issuer (except the U.S. Government) al-though with respect to 25% of its total assets it may invest without regard to such limitation; (3) invest more than 5% of its assets in the securities of any issuer (except the U.S. Government) having less than three years of con-tinuous operation or purchase more than 10% of any class of the outstanding securities of any issuer (except the U.S. Government); (4) enter into repur-chase agreements if, as a result thereof, more than 10% of its assets would be committed to repurchase agreements not terminable within seven days and other illiquid investments; (5) borrow money except from banks on a temporary basis in aggregate amounts not exceeding 15% of its assets; the Trust Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist; and (6) mortgage, pledge or hypothecate its assets except to secure such borrowings. To the extent that these limitations are more permissive than Rule 2a-7, the Trust Portfolio will comply with the more restrictive provi-sions of the Rule.

 As a matter of operating policy, the Trust Portfolio may invest no more than 5% of its total assets in the securities of any one issuer (as determined pur-suant to Rule 2a-7), except that the Portfolio may invest up to 25% of its to-tal assets in the first tier securities (as defined in Rule 2a-7) of a single issuer for a period of up to three business days. Fundamental policy number
(2) would give the Trust Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.

                       PURCHASE AND REDEMPTION OF SHARES
OPENING ACCOUNTS

 The Trust Portfolio is available through financial intermediaries.

  (1) Telephone the Trust Portfolio toll-free at (800) 237-5822. The Trust Portfolio will ask for the (a) name of the account as you wish it to be registered, (b) address of the account and (c) taxpayer identification number. The Trust Portfolio will then provide you with an account num-ber.

  (2) Instruct your bank to wire Federal funds exactly as follows:

      ABA 011000028
      State Street Bank and Trust Company
      Boston, MA 02101
      DDA 9903-279-9

      Alliance Institutional Reserves, Inc.--
      Trust Portfolio
                           as registered
      Your account name    with the Trust
      Your account number  Portfolio

  (3) Mail a completed Application Form to:
      Alliance Fund Services, Inc.
      P.O. Box 1520
      Secaucus, New Jersey 07096-1520

SUBSEQUENT INVESTMENTS

  (1) Telephone the Trust Portfolio toll-free at (800) 237-5822 to place your order for additional shares.

  (2) Instruct your bank to wire Federal funds to State Street Bank and Trust Company ("State Street Bank") as in (2) above or mail your check or ne-gotiable bank draft payable to Alliance Institutional Reserves, Inc.-- Trust Portfolio to Alliance Fund Services, Inc. as in (3) above.

REDEMPTIONS

 A. BY TELEPHONE

 You may withdraw any amount from your account on any Fund business day (any weekday exclusive of days on which the New York Stock Exchange or State Street Bank is closed) as discussed below, between 9:00 a.m. and 5:00 p.m. (Eastern time) via orders given to Alliance Fund Services, Inc. by telephone toll-free
(800) 237-5822. Redemption orders must include your account name as registered with the Trust Portfolio and the account number.

 Telephone redemptions may be made on any Fund business day between 9:00 a.m. and 4:00 p.m. (Eastern time). If your telephone redemption order is received by Alliance Fund Services, Inc. prior to 4:00 p.m. (Eastern York time) on any Fund business day, we will send the proceeds in Federal funds by wire to your designated bank account that day. Redemptions are made without any charge to you.


 During drastic economic or market developments, shareholders might have dif-ficulty in reaching Alliance Fund Services, Inc. by telephone in which event the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown in this prospectus. The Funds reserve the right to suspend or terminate their telephone service at any time without notice. Nei-ther the Funds nor the Adviser, or Alliance Fund Services, Inc. will be re-sponsible for the authenticity of telephone requests to purchase or sell shares. Alliance Fund Services, Inc. will employ reasonable procedures in or-der to verify that telephone requests are genuine and could be liable for losses arising from unauthorized transactions if it failed to do so. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

 B. BY CHECKWRITING

 With this service, you may write checks made payable to any payee. Checks cannot be written for more than the principal balance (not including any ac-crued dividends) in your account. First, you must fill out the Signature Card which is available from your financial intermediary. If you wish to establish this checkwriting service subsequent to the opening of your Fund account, con-tact the Fund by telephone or mail. There is no separate charge for the checkwriting service, except that State Street Bank will impose its normal charges for checks which

                            ADDITIONAL INFORMATION

are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented to State Street Bank for payment.

  OBTAINING AN APPLICATION FORM. If
 you wish to obtain an Application
 Form, or you have questions about
 the Form, purchasing shares, or
 other Trust Portfolio procedures,
 please telephone the Trust Portfo-
 lio toll-free at (800) 237-5822.

 CHANGES IN APPLICATION FORM. If you decide to change instructions or any other information already given on your Application Form, send a written no-tice to Alliance Institutional Reserves, Inc.--Trust Portfolio, P.O. Box 1520, Secaucus, New Jersey 07096-1520, with your signature guaranteed by an institu-tion which is an "eligible guarantor" as defined in Rule 17Ad-15 under the Se-curities Exchange Act of 1934, as amended.

 INVESTMENTS MADE BY CHECK. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt and is then invested in the Fund. Checks drawn on banks which are not members of the Federal Reserve System may take longer to be con-verted and invested. All payments must be in United States dollars.

 Proceeds from any subsequent redemption by you of Trust Portfolio shares that were purchased by check will not be forwarded to you until the Trust Portfolio is reasonably assured that your check has cleared, normally up to fifteen days following the purchase date.

 SHARE PRICE. Shares of the Trust Portfolio are sold and redeemed on a contin-uous basis without sales or redemption charges at their net asset value which is expected to be constant at $1.00 per share, although this price is not guaranteed. The net asset value of the Trust Portfolio's shares is determined each Fund business day (as defined under "Purchase and Redemption of Shares-- Redemptions," above) at 12:00 Noon and 4:00 p.m. (Eastern time). The net asset value per share of the Trust Portfolio is calculated by taking the sum of the value of the Trust Portfolio's investments (amortized cost value is used for this purpose) and any cash or other assets, subtracting liabilities, and di-viding by the total number of shares of the Trust Portfolio outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

 TIMING OF INVESTMENTS AND REDEMPTIONS. The Trust Portfolio has two transac-tion times each business day, 12:00 Noon and 4:00 p.m. (Eastern time). Invest-ments receive the full dividend for a day if the investor's telephone order is placed by 4:00 p.m. (Eastern time) and Federal funds or bank wire monies are received by State Street Bank before 4:00 p.m. (Eastern time) on that day.

 Redemption proceeds are normally wired the same business day if a redemption request is received prior to 4:00 p.m. (Eastern time), but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions. Shares do not earn dividends on the day a redemption is effected.

 MINIMUMS. An initial investment of at least $1,000,000 in the Trust Portfolio is required. There is no minimum for subsequent investments. The Trust Portfo-lio reserves the right at anytime to vary the initial and subsequent invest-ment minimums.

 The Trust Portfolio reserves the right to close out an account that is below $500,000 after at least 60 days' written notice to the shareholder unless the balance in such account is increased to at least that amount during such peri-od.

 DAILY DIVIDENDS, OTHER DISTRIBUTIONS, TAXES. All net income of the Trust Portfolio is determined each business day at 4:00 p.m. (Eastern time) and is paid immediately thereafter pro rata to shareholders of record via automatic investment in additional full and fractional shares of the Trust Portfolio in each shareholder's ac-count. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

 The Trust Portfolio's net income consists of all accrued interest income on assets less expenses applicable to that dividend period. Realized gains and losses are reflected in net asset value and are not included in net income.

 Distributions out of taxable interest income, other investment income and short-term capital gains are taxable as ordinary income and distributions of long-term capital gains, if any, are taxable as long-term capital gains irre-spective of the length of time a shareholder held the shares.

 YEAR 2000. Many computer software systems in use today cannot properly proc-ess date-related information from and after January 1, 2000. Should any of the computer systems employed by the Fund's major service providers fail to proc-ess this type of information properly, that could have a negative impact on the Fund's operations and the services that are provided to the Fund's share-holders. The Adviser, Alliance Fund Distributors, Inc. and Alliance Fund Serv-ices, Inc. have advised the Fund that they are reviewing all of their computer systems with the goal of modifying or replacing such systems prior to January 1, 2000 to the extent necessary to foreclose any such negative impact. In ad-dition, the Adviser has been advised by the Fund's custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this Prospectus, the Fund and the Adviser have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio securities held by the Fund may be adversely affected by the inability of the securities' issuers or of third parties to process this type of information properly.

 THE ADVISER. The Trust Portfolio retains Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105, under an Advisory Agreement to provide investment advice and, in general, to supervise its management and investment program, subject to the general control of the Directors of the Fund. For the fiscal year ended April 30, 1998, the Trust Portfolio paid the Adviser at an annual rate of .40 of 1% of the average daily value of its net assets, net of reimbursements.

 The Adviser has undertaken until, at its request, the Trust Portfolio noti-fies investors to the contrary, that if, in any fiscal year, the aggregate ex-penses of the Trust Portfolio, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, but including the management fee, ex-ceed .50 of 1% of the Trust Portfolio's average net assets for the fiscal year, the Trust Portfolio may deduct from the payment to be made to the Advis-er, or the Adviser will bear, such excess expense.

 The Adviser is a leading international investment manager supervising client accounts with assets as of March 31, 1998 totaling more than $248 billion (of which approximately $98 billion represented the assets of investment compa-
nies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. The 57 registered investment companies managed by the Ad-viser comprising 121 separate investment portfolios currently have over three million shareholder accounts. As of March 31, 1998, the Adviser was retained as an investment manager for employee benefit plan assets of 33 of the Fortune 100 companies.

 Alliance Capital Management Corporation, the sole general partner of and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States, which is a wholly-owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA-UAP, a French insurance holding company. Certain information concerning the ownership and control of Equitable by AXA-UAP is set forth in the Statement of Additional Information under "Management of the Fund."

 The Adviser may make payments from time to time from its own resources, which may include the management fees paid by the Trust Portfolio to compensate broker-dealers, depository institutions, or other persons for providing dis-tribution assistance and administrative services and to otherwise promote the sale of shares of the Trust Portfolio, including paying for the preparation, printing and dis-tribution of prospectuses and sales literature or other promotional activi-ties.

 SHAREHOLDER SERVICING AGENT. The shareholder servicing agent is responsible for shareholder account and administrative servicing functions. Such responsi-bilities may include, among other things, answering shareholder inquiries re-garding account status and history and the manner in which purchases and re-demptions of Trust Portfolio shares may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records as may be requested from time to time by the Trust Portfolio; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connec-tion with shareholder orders to purchase or redeem shares; verifying share-holder signatures on check- writing drafts in connection with redemption or-ders, transfers among and changes in shareholder-designated accounts; provid-ing periodic statements showing a shareholder's account balances; furnishing (either separately or on an integrated basis with other reports sent to a shareholder by the shareholder servicing agent) monthly and annual statements and confirmations of all purchases and redemptions of shares in a sharehold-er's account; transmitting, on behalf of the Fund, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Fund; receiving, tabulating and transmitting to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and provid-ing such other related services as the Trust Portfolio or a shareholder may reasonably request.

 For the services provided, the shareholder servicing agent may receive a fee for services performed.

 CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR. State Street Bank and Trust Compa-ny, P.O. Box 1912, Boston, MA 02105, is the Fund's Custodian. Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, NJ 07096-1520, and Alliance Fund Dis-tributors, Inc., 1345 Avenue of the Americas, New York, NY 10105, are the Fund's Transfer Agent and Distributor, respectively. The Transfer Agent charges a fee for its services.

 FUND ORGANIZATION. The Trust Portfolio is a series of the Fund. The Trust Portfolio is one of five series of the Fund; shares of the other series, the Prime Portfolio, the Government Portfolio, the Tax-Free Portfolio and the Treasury Portfolio, are offered by a separate prospectus. The Fund was orga-nized as a Maryland corporation on March 21, 1990. The Trust Portfolio's ac-tivities are supervised by its Board of Directors. Shareholders of each Port-folio are entitled to one vote per share and vote as a single series on mat-ters that affect all series in substantially the same manner.

 Maryland law does not require annual meetings of shareholders and it is an-ticipated that shareholder meetings will be held only when required by Federal or Maryland law. Shareholders have available certain procedures for the re-moval of directors.

 REPORTS. Shareholders will receive a monthly summary of their account, as well as semi-annual and annual reports. Shareholders may arrange for a copy of each of their account statements to be sent to other parties.

[LOGO]
                           ALLIANCE INSTITUTIONAL RESERVES, INC.
                                            - Trust Portfolio

c/o Alliance Fund Services, Inc.
P.O. Box 1520, Secaucus, New Jersey  07096
Toll Free (800) 221-5672
_________________________________________________________________

               STATEMENT OF ADDITIONAL INFORMATION

                         June 29, 1998
_________________________________________________________________
   This Statement of Additional Information is not a prospectus and should be read in conjunction with the Trust Portfolio's current Prospectus dated June 29, 1998 which describes shares of the Trust Portfolio of the Fund. A copy of this Prospectus may be obtained by contacting Alliance Fund Services, Inc. at the address or telephone number shown above.
_________________________________________________________________


                        TABLE OF CONTENTS

                                                             Page

The Fund. . . . . . . . . . . . . . . . . . . . . . . .
Investment Objective and Policies . . . . . . . . . . .
Investment Restrictions . . . . . . . . . . . . . . . .
Management. . . . . . . . . . . . . . . . . . . . . . .
Purchase and Redemption of Shares . . . . . . . . . . .
Daily Dividends-Determination of Net Asset Value. . . .
Taxes . . . . . . . . . . . . . . . . . . . . . . . . .
General Information . . . . . . . . . . . . . . . . . .
Report of Independent Auditors and Financial Statements.
Appendix A - Commercial Paper and Bond Ratings. . . . . .     A-1

_________________________________________________________________
(R): This registered service mark used under license from the owner, Alliance Capital Management L.P.

_________________________________________________________________

                            THE FUND
_________________________________________________________________

     Alliance Institutional Reserves, Inc. (the "Fund") is an open-end investment company. The Trust Portfolio, which is diversified, is described in the Prospectus which supplements this Statement of Additional Information. Four additional Portfolios of the Fund, the Prime Portfolio, the Government Portfolio, the Tax-Free Portfolio and the Treasury Portfolio, are described in a separate Prospectus and Statement of Additional Information. The Fund changed its name from ACM Institutional Reserves, Inc. to Alliance Institutional Reserves, Inc. effective June 29, 1998.

_________________________________________________________________

               INVESTMENT OBJECTIVES AND POLICIES
_________________________________________________________________

     The Trust Portfolio's investment objectives are -- in the following order of priority -- safety of principal, excellent liquidity, and maximum current income to the extent consistent with the first two objectives. As a matter of fundamental policy, the Trust Portfolio pursues its objectives by maintaining a portfolio of high-quality U.S.-dollar denominated money market securities, all of which, at the time of investment, have remaining maturities of 397 days or less.

     The Trust Portfolio will comply with Rule 2a-7 under the Investment Company Act of 1940 (the "Act"), as amended from time to time, including the diversification, quality and maturity conditions imposed by the Rule. To the extent that the Trust Portfolios limitations are more permissive than Rule 2a-7, the Portfolio will comply with the more restrictive provisions of the Rule.

     Currently, pursuant to Rule 2a-7, the Trust Portfolio may invest only in U.S. dollar-denominated "Eligible Securities" (as that term is defined in the Rule) that have been determined by the Adviser to present minimal credit risks pursuant to procedures approved by the Board of Directors. Generally, an Eligible Security is a security that (i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO. Unrated securities may also be Eligible Securities if the Adviser determines that they are of comparable quality to a rated Eligible Security pursuant to guidelines approved by the Board of Directors. A description of the ratings of some NRSROs appears in Appendix attached hereto. Securities in which the Trust Portfolio may invest may be subject to liquidity or credit enhancements. These securities are generally considered to be Eligible Securities if the enhancement or the issuer of the enhancement has received the appropriate rating from an NRSRO.

     Under Rule 2a-7 the Trust Portfolio may not invest more than five percent of its assets in the first tier securities of any one issuer other than the United States Government, its agencies and instrumentalities. Generally, a first tier security is an Eligible Security that has received a short-term rating from the requisite NRSROs in the highest short-term rating category for debt obligations, or is an unrated security deemed to be of comparable quality. Government securities are also considered to be first tier securities. In addition, the Trust Portfolio may not invest in a security that has received, or is deemed comparable in quality to a security that has received, the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof the Trust Portfolio would have invested more than (A) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or
(B) five percent of its total assets in second tier securities.

     The Trust Portfolio may make the following investments diversified by maturities and issuers:

     1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the bank for cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Bank, Federal National Mortgage Association and Tennessee Valley Authority. Some of the securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

     2. Certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks or savings and loans associations (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

     3. Commercial paper, including variable amount master demand notes, of prime quality [rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by domestic and foreign companies which have an outstanding debt issued rated AAA or AA by Standard & Poor's or Aaa or Aa by Moody's]. For a description of such ratings see the Appendix. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. For a further description of variable amount master demand notes, see "Additional Investment Policies" below.

     4. Repurchase agreements pertaining to the above securities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the counterparty at an agreed-upon future date. The resale price is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's money is invested in the security and which is not related to the coupon rate on the purchased security. Repurchase agreements may be entered into with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or with State Street Bank and Trust Company ("State Street Bank"), the Fund's Custodian. It is the Trust Portfolio's current practice, which may be changed at any time without shareholder approval, to enter into repurchase agreements only with such primary dealers and State Street Bank. For each repurchase agreement, the Trust

Portfolio requires continual maintenance of the market value of underlying collateral in amounts equal to, or in excess of, the agreement amount. While the maturities of the underlying collateral may exceed 397 days, the term of the repurchase agreement is always less than 397 days. In the event that a vendor defaulted on its repurchase obligation, the Trust Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty became bankrupt, the Trust Portfolio might be delayed in selling the collateral. Repurchase agreements often are for short periods such as one day or a week, but may be longer. Repurchase agreements not terminable within seven days will be limited to no more than 10% of the Trust Portfolio's assets. Pursuant to Rule 2a-7, a repurchase agreement is deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the money market fund is collateralized fully (as defined in such Rule). Accordingly, the counterparty of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities.

     The Trust Portfolio may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. Effective July 1, 1998, these securities must generally be rated. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose entity. Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. Generally, as required by Rule 2a-7, the special purpose entity is deemed to be the issuer of the asset-backed security, however the Trust Portfolio is required to treat any person whose obligations constitute ten percent or more of the assets of the asset-backed security as the issuer of the portion of the asset-backed security that such obligations represent. It is the Trust Portfolio's current intention to limit its investment in such securities to not more than 5% of its net assets.

                 Additional Investment Policies

     The following investment policies supplement those set forth above.

     Floating and Variable Rate Obligations. The Trust Portfolio may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days notice. The Portfolio may also invest in master demand notes which are obligations that permit the Trust Portfolio to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Trust Portfolio, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Trust Portfolios right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

     Reverse Repurchase Agreements. While the Trust Portfolio has no plans to do so, it may enter into reverse repurchase agreements, which involve the sale of money market securities held by the Trust Portfolio with an agreement to repurchase the securities at an agreed-upon price, date and interest payment.

   Illiquid Securities and Restricted Securities

     The Trust Portfolio will not maintain more than 10% of its net assets in illiquid securities. Illiquid securities may include securities that are not readily marketable, securities subject to legal or contractual restrictions on resale and repurchase agreements not terminable within seven days. Restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Directors, including securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial paper issued in reliance upon the exemption from registration in Section 4(2) of the Securities Act, will not be treated as illiquid for purposes of the restriction on illiquid securities. Restricted securities are securities subject to the contractual or legal restrictions on resale, such as those arising from an issuers reliance upon certain exemptions from registration under the Securities Act. As to illiquid securities, a Portfolio is subject to a risk that, should the Portfolio's desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

     In recent years, a large institutional market has developed for certain types of restricted securities including, among others, private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because they are sold in transactions not requiring registration. For example, commercial paper issues in which the Trust Portfolio may invest include, among others, securities issued by major corporations without registration under the Securities Act in reliance on the exemption from registration afforded by Section 3(a)(3) of such Act and commercial paper issued in reliance on the private placement exemption from registration which is afforded by
Section 4(2) of the Securities Act ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must also be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Institutional investors, rather than selling these instruments to the general public, often depend on an efficient institutional market in which such restricted securities can be readily resold in transactions not involving a public offering. In many instances, therefore, the existence of contractual or legal restrictions on resale to the general public does not, in practice, impair the liquidity of such investments from the perspective of institutional holders.

     In 1990, in part to enhance the liquidity in the institutional markets for restricted securities, the Securities and Exchange Commission (the "Commission") adopted Rule 144A under the Securities Act to establish a safe harbor from the Securities Act's registration requirements for resale of certain restricted securities to qualified institutional buyers. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be resold in reliance on the safe harbor of Rule 144A. Pursuant to Rule 144A, the institutional restricted securities markets may provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders on a timely basis. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Trust Portfolio, however, could affect adversely the marketability of such portfolio securities and the Trust Portfolio might be unable to dispose of such securities promptly or at reasonable prices. Rule 144A has already produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of Rule 144A and the consequent inception of the PORTAL System sponsored by the National Association of Securities Dealers, Inc., an automated system for the trading, clearance and settlement of unregistered securities.

     The Fund's Directors have the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Directors have delegated the function of making day-to-day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Directors. The Adviser takes into account a number of factors in determining whether a restricted security being considered for purchase is liquid, including at least the following:

         (i) the frequency of trades and quotations for the security;

         (ii) the number of dealers making quotations to purchase or sell the security;

         (iii) the number of other potential purchasers of the security;

         (iv) the number of dealers undertaking to make a market in the security;

         (v) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer); and

         (vi) any applicable Commission interpretation or position with respect to such types of securities.

     To make the determination that an issue of Section 4(2) paper is liquid, the Adviser must conclude that the following conditions have been met:

         (i) the Section 4(2) paper must not be traded flat or in default as to principal or interest: and

         (ii) the Section 4(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO: if the security is unrated, the Adviser must determine that the security is of equivalent quality.

     The Adviser must also consider the trading market for the specific security, taking into account all relevant factors.

     Following the purchase of a restricted security by the Trust
Portfolio, the Adviser monitors continuously the liquidity of such security and reports to the Directors regarding purchases of liquid restricted securities.

                             General

     While there are many kinds of short-term securities used by money market investors, the Trust Portfolio, in keeping with its primary investment objective of safety of principal, generally restricts its investments to the types summarized above. The Trust Portfolio may make investments in certificates of deposit and banker's acceptances issued or guaranteed by, or time deposits maintained at, foreign branches of U.S. banks and U.S. and foreign branches of foreign banks, and commercial paper issued by foreign companies. To the extent that the Trust Portfolio makes such investments, consideration is given to their domestic marketability, the lower reserve requirements generally mandated for overseas banking operations, the possible impact of interruptions in the flow of international currency transactions, potential political and social instability or expropriation, imposition of foreign taxes, the lower level of government supervision of issuers, the difficulty in enforcing contractual obligations and lack of uniform accounting standards. There can be no assurance that any of the Trust Portfolio's objectives will be achieved. The market value of the Trust Portfolio's investments tends to decrease during periods of rising interest rates and to increase during intervals of falling rates.

     Net income to shareholders is aided both by the Trust Portfolio's ability to make investments in large denominations and by efficiencies of scale. Also, the Trust Portfolio may seek to improve its income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in money markets.

     The Trust Portfolio's investment objectives may not be changed without the affirmative vote of a majority of the Trust Portfolio's outstanding shares as defined below. Except as otherwise provided, the Trust Portfolio's investment policies are not designated "fundamental policies" within the meaning of the Act and may, therefore, be changed by the Directors without a shareholder vote. However, the Trust Portfolio will not change its investment policies without contemporaneous written notice to shareholders.

_________________________________________________________________

                     INVESTMENT RESTRICTIONS
_________________________________________________________________

     Unless otherwise specified to the contrary, the following restrictions may not be changed without the affirmative vote of
(1) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares, whichever is less. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of the Trust Portfolio's assets will not constitute a violation of that restriction.

     The Trust Portfolio may not:

     1. purchase any security which has a maturity date of more than 397 days from the date of the Trust Portfolio's purchase;

     2. invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry provided that for purposes of this restriction
(a) there is no limitation with respect to investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities, certificates of deposit, bankers' acceptances and interest-bearing savings deposits and
(b) all finance companies as a group and all utility companies as a group are each considered to be a separate industry;

     3. invest more than 5% of its assets in the securities of any one issuer (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities), except that up to 25% of the value of the Trust Portfolio's total assets may be invested without regard to such 5% limitation;*

     4. invest in more than 10% of any one class of an issuer's outstanding securities (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

     5. borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not to exceed 15% of the Trust Portfolio's assets and to
_________________
* As a matter of operating policy, pursuant to Rule 2a-7, the Trust Portfolio will invest no more than 5% of its assets in the securities of any one issuer, unless permitted by Rule 2a-7. The issuer of a security is determined pursuant to Rule 2a-7.

be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Trust Portfolio will not purchase any investments while borrowings in excess of 15% of total assets exist;

    6. pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Trust Portfolio except as may be necessary in connection with any borrowing mentioned above, including reverse repurchase agreements, and in an aggregate amount not to exceed 5% of the Trust Portfolio's assets;

    7. make loans, provided that the Trust Portfolio may purchase money market securities and enter into repurchase agreements;

    8. enter into repurchase agreements if, as a result thereof, more than 10% of the Trust Portfolio's assets would be subject to repurchase agreements not terminable within seven days and other illiquid investments; or

    9. (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate, or interests therein), commodities or commodity contracts, including futures contracts, interests in oil, gas and other mineral exploration or other development programs;
(d) purchase securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts, call, straddles, spreads or combinations thereof;
(f) invest in securities of issuers (other than agencies and instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Trust Portfolio's assets would be invested in such securities; (g) purchase or retain securities of any issuers if those officers and directors of the Fund and of the Adviser who own individually more than 1/2% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities.

_________________________________________________________________

                           MANAGEMENT
_________________________________________________________________

Directors and Officers

    The Directors and principal officers of the Fund and their primary occupations during the past five years are set forth below. Unless otherwise specified, the address of each such person is 1345 Avenue of the Americas, New York, New York 10105. Those Directors whose names are followed by an asterisk are "interested persons" of the Fund as determined under the Act. Each Director and officer is affiliated as such with one or more of the other registered investment companies that are advised by the Adviser.

Directors

    JOHN D. CARIFA,** 53, Chairman of the Board of Directors, is the President, Chief Operating Officer and a Director of Alliance
Capital Management Corporation ("ACMC"), with which he has been associated since prior to 1992.

    RUTH BLOCK, 67, was formerly Executive Vice President and Chief Insurance Officer of Equitable. She is a Director of Ecolab Incorporated (specialty chemicals) and Amoco Corporation (oil and gas). Her address is Box 4653, Stamford, Connecticut, 06903.

    DAVID H. DIEVLER, 68, was formerly a Senior Vice President of
ACMC, with which he was associated since prior to 1992 through 1994. He is currently an independent consultant. His address is P.O. Box 167, Spring Lake, New Jersey, 07762.

    JOHN H. DOBKIN, 56 has been the President of Historic Hudson
Valley (historic preservation) since prior to 1992. Previously, he was Director of the National Academy of Design. His address is 150 White Plains Road, Tarrytown, New York 10591.

    WILLIAM H. FOULK, JR., 66 is an Investment Advisor and Independent Consultant. He was formerly Senior Manager of Barrett Associates, Inc., a registered investment adviser, since 1986. His address is Suite 100, 2 Greenwich Plaza, Greenwich, Connecticut 06830.

______________________
** An "interested person" of the Fund as defined in the 1940 Act.

    DR. JAMES M. HESTER, 74 is President of the Harry Frank Guggenheim Foundation and a Director of Union Carbide Corporation, with which he has been associated since prior to 1992. He was formerly President of New York University, the New York Botanical Garden and Rector of the United Nations University. His address is 45 East 89th Street, New York, New York 10128.

    CLIFFORD L. MICHEL, 58, is a partner of the law firm of Cahill Gordon & Reindel, with which he has been associated since prior to 1992. He is Chief Executive Officer of Wenonah Development Company (investment holding company) and a Director of Placer Dome, Inc. (mining). His address is 80 Pine Street, New York, New York 10005.

    DONALD J. ROBINSON, 63, was formerly a partner of the law firm of Orrick, Herrington & Sutcliffe since prior to 1992 and is currently of counsel to that firm. His address is 666 Fifth
Avenue, 19th Floor, New York, New York 10103.

    Officers

    RONALD M. WHITEHILL - President, 60, is a Senior Vice
President of ACMC and President of Alliance Cash Management
Services, with which he has been associated since prior to 1993.

    KATHLEEN A. CORBET, Senior Vice President, 38, has been a Senior Vice President of ACMC since July 1993. Previously, she held various responsibilities as head of Equitable Capital Management Corporation's Fixed Income Management Department, Private Placement Secondary Trading and Fund Management since prior to 1993.

    DREW A. BIEGEL - Senior Vice President, 47, is a Vice
President of ACMC, with which he has been associated since prior to 1993.

    RAYMOND J. PAPERA  Senior Vice President, 42, is a Senior
Vice President of ACMC with which he has been associated since prior to 1993.

    KENNETH T. CARTY - Vice President, 37, is a Vice President of
ACMC with which he has been associated since prior to 1993.

    JOHN F. CHIODI, JR. - Vice President, 32, is a Vice President of ACMC with which he has been associated since prior to 1993.

    MARIA R. CONA - Vice President, 43, is an Assistant Vice
President of ACMC with which she has been associated since prior to 1993.

    FRANCIS M. DUNN - Vice President, 27, is an Administrative
Officer of ACMC with which she has been associated since prior to 1993.

    JOSEPH R. LASPINA - Vice President, 37, is an Assistant Vice
President of ACMC, with which he has been associated since prior to 1993.

    EDMUND P. BERGAN, JR., Secretary, 48 is a Senior Vice
President and the General Counsel of Alliance Fund Distributors,
Inc. ("AFD"), with which he has been associated since prior to 1993.

    MARK D. GERSTEN, Treasurer and Chief Financial Officer, 48, is a Senior Vice President of Alliance Fund Services, Inc.
("AFS"), with which he has been associated since prior to 1993.

    VINCENT S. NOTO, Controller, 33, is a Vice President of AFS, with which he has been associated since prior to 1993.

    The Fund does not pay any fees to, or reimburse expenses of, its Directors who are considered "interested persons" of the Fund. The aggregate compensation paid by the Fund to each of the Directors during its fiscal year ended April 30, 1998, the aggregate compensation paid to each of the Directors during calendar year 1997 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex") and the total number of registered investment companies (and separate investment portfolios within those companies) in the Alliance Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any other registered investment company in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Directors is a director or trustee of one or more other registered investment companies in the Alliance Fund Complex.

                                                 Total Number    Total Number
                                                 of Registered   of Investment
                                                 Investment      Portfolios
                                                 Companies       Within the
                                  Total          the Alliance    Alliance Fund
                                  Compensation   Fund Complex,   Complex,
                                  from the       Including the   Including the
                                  Alliance       Fund, as to     Fund, as to
                   Aggregate      Fund           which the       which the
                   Compensation   Complex,       Director is     Director is
                   from the       Including      a Director      a Director
Name of Director   Fund           the Fund       or Trustee      or Trustee

John D. Carifa          $-0-          $-0-            54             118
Ruth Block              $4,557        $157,500        40              80
David H. Dievler        $4,557        $182,000        47              83
John H. Dobkin          $4,702        $121,250        44              80
William H. Foulk, Jr.   $4,555        $144,250        48             113
James M. Hester         $4,561        $148,500        40              76
Clifford L. Michel      $4,561        $146,068        41              92
Donald J. Robinson      $4,557        $217,358        41              94

     As of June 15, 1998, the Directors and officers of the Fund as a group owned less than 1% of the outstanding shares of the Trust Portfolio.

The Adviser

     Alliance Capital Management L.P., a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision and control of the Fund's Board of Directors.

     The Adviser is a leading international investment manager supervising client accounts with assets as of March 31, 1998 totaling more than $248 billion (of which more than $98 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. The 57 registered investment companies managed by the Adviser comprising 121 separate investment portfolios currently have more than three million shareholders. As of March 31, 1998, the Adviser and its subsidiaries employed approximately 1,500 employees who operate out of domestic offices and the offices of subsidiaries in Bahrain, Bangalore, Chennai, Istanbul, London, Madrid, Mumbai, Paris, Singapore, Tokyo and Toronto and affiliate offices in Vienna, Warsaw, Hong Kong, Sao Paulo and Moscow. As of March 31,

1998, the Adviser was retained as an investment manager for employee benefit plan assets of 33 of the FORTUNE 100 companies.

     Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of the Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly-owned subsidiary of the Equitable Companies Incorporated ("ECI"). ECI is a holding company controlled by AXA-UAP ("AXA") a French insurance holding company which at March 1, 1998, beneficially owned approximately 59% of the outstanding voting shares of ECI. As of March 1, 1998, ACMC, Inc. and Equitable Capital Management Corporation, each a wholly-owned direct or indirect subsidiary of Equitable, together with Equitable, owned in the aggregate approximately 57% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in the Adviser.

     AXA is a holding company for an international group of insurance and related financial services companies. AXA's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America and the Asia/Pacific area. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

     Based on information provided by AXA, as of March 31, 1998, more than 30% of the voting power of AXA was controlled directly and indirectly by FINAXA, a French holding company. As of March 31, 1998 approximately 74% of the voting power of FINAXA was controlled directly and indirectly by four French mutual insurance companies (the "Mutuelles AXA"), one of which, AXA Assurances I.A.R.D. Mutuelle, itself controlled directly and indirectly more than 42% of the voting power of FINAXA. Acting as a group, the Mutuelles AXA control AXA and FINAXA.

     Under the Advisory Agreement, the Adviser provides investment advisory services and order placement facilities for the Trust Portfolio of the Fund and pays all compensation of Directors of the Fund who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Fund without charge with management supervision and assistance and office facilities. Under the Advisory Agreement, the Trust Portfolio pays the Adviser at an annual rate of .45 of 1% of the average daily value of its net assets. The fee is accrued daily and paid monthly. The Adviser has undertaken, until, at its request, the

Fund notifies investors to the contrary that if, in any fiscal year, the aggregate expenses of the Trust Portfolio, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, but including the management fee, exceed .50 of 1% of the Trust Portfolio's average net assets for the fiscal year, the Trust Portfolio may deduct from the payment to be made to the Adviser, or the Adviser will bear, such excess expenses. For the fiscal year ended April 30, 1998, the Trust Portfolio paid the Adviser at an annual rate of .40 of 1% of average daily net assets and the Adviser reimbursed $128,100, all of which represented advisory fees. For the fiscal year ended April 30, 1997, the Adviser reimbursed $144,572, all of which represented advisory fees. For the fiscal year ended April 30, 1996, the Adviser reimbursed $147,358, all of which represented advisory fees. The Adviser may make payments from time to time from its own resources, which may include the management fees paid by the Trust Portfolio to compensate broker-dealers, (including Donaldson, Lufkin & Jenrette Securities Corp. and its Pershing Division, affiliates of the Adviser) depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of shares of the Trust Portfolio, including paying for the preparation, printing and distribution of prospectuses and other literature or other promotional activities. The Trust Portfolio also pays for printing of prospectuses and other reports to shareholders and all expenses and fees related to registrations and filings with the Commission and with state regulatory authorities. The Trust Portfolio pays all other expenses incurred in its operations, including the Adviser's management fees; custody, transfer and dividend disbursing expenses; legal and auditing costs; clerical, administrative, accounting, and other office costs; fees and expenses of Directors who are not affiliated with the Adviser; costs of maintenance of the Fund's existence; and interest charges, taxes, brokerage fees, and commissions. As to the obtaining of clerical and accounting services not required to be provided to the Trust Portfolio by the Adviser under the Advisory Agreement, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser; if so done, the services are provided to the Fund at cost and the payments therefor must be specifically approved in advance by the Directors.

     The Advisory Agreement became effective on July 22,
1992.

     The Advisory Agreement remains in effect with respect to the Trust Portfolio until December 31, 1998, and thereafter for successive twelve month periods computed from each January 1, provided that such continuance is specifically approved at least annually by a vote of a majority of the Trust Portfolio's outstanding voting securities or by the Fund's Board of

Directors, including in either case approval by the majority of the Directors who are not parties to the Advisory Agreement or interested persons as defined in the Act. The Advisory Agreement may be terminated with respect to the Trust Portfolio without penalty on 60 days' written notice at the option of either party or by vote of a majority of the outstanding voting securities of the Trust Portfolio; it will automatically terminate in the event of assignment. The Adviser is not liable for any action or inaction with regard to its obligations under the Advisory Agreement as long as it does not exhibit willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations.

_________________________________________________________________

                PURCHASE AND REDEMPTION OF SHARES
_________________________________________________________________

     The Trust Portfolio may refuse any order for the purchase of shares and reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons. The Trust Portfolio is only available through financial intermediaries.

     Shareholders maintaining accounts in the Trust Portfolio through brokerage firms and other institutions should be aware that such institutions necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Trust Portfolio itself so that the institutions may properly process such orders prior to their transmittal to State Street Bank. Should an investor place a transaction order with such an institution after its deadline, the institution may not effect the order with the Trust Portfolio until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution.

     Except with respect to telephone orders, investors whose payment in Federal funds or bank wire monies are received by State Street Bank by 4:00 p.m. (Eastern time) will become shareholders on, and will receive the dividend declared, that day. A telephone order for the purchase of shares will become effective, and the shares purchased will receive the dividend on shares declared on that day, if such order is placed by 4:00 p.m. (Eastern time) and Federal funds or bank wire monies are received by State Street bank prior to 4:00 p.m. (Eastern time) of such day. Federal funds are a bank's deposits in a Federal Reserve Bank. These funds can be transferred by Federal Reserve wire from the account of one member bank to that of another member bank on the same day and are considered to be immediately available funds; similar immediate availability is accorded monies received at State Street Bank by bank wire. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer. All payments (including checks from individual investors) must be in United States dollars.

     All shares purchased are confirmed to each shareholder and are credited to his or her account at net asset value. To avoid unnecessary expense to the Trust Portfolio and to facilitate the immediate redemption of shares, stock certificates, for which no charge is made, are not issued except upon the written request of the shareholder. Certificates are not issued for fractional shares. Shares for which certificates have been issued are not eligible for any of the optional methods of withdrawal, such as telephone, telegraph and check-writing procedures. The Trust Portfolio reserves the right to reject any purchase order.

     The Trust Portfolio reserves the right to close out an account that is below $500,000 after at least 60 days' written notice to the shareholder unless the balance in such account is increased to at least that amount during such period. For purposes of this calculation, the sum of a shareholder's balance in all of the Portfolios will be considered as one account.

     A "business day," during which purchases and redemptions of Trust Portfolio shares can become effective and the transmittal of redemption proceeds can occur, is considered for Trust Portfolio purposes as any weekday exclusive of national holidays on which the New York Stock Exchange is closed and Good Friday; if one of these holidays falls on a Saturday or Sunday, purchases and redemptions will likewise not be processed on the preceding Friday or the following Monday, respectively. On any such day that is an official bank holiday in Massachusetts, neither purchases nor wire redemptions can become effective because Federal funds cannot be received or sent by State Street Bank.
On such days, therefore, the Trust Portfolio can only accept redemption orders for which shareholders desire remittance by check. The right of redemption may be suspended or the date of a redemption payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency (as determined by the Commission) exists, or the Securities and Exchange Commission has ordered such a suspension for the protection of shareholders. The value of a shareholder's investment at the time of redemption may be more or less than his or her cost, depending on the market value of the securities held by the Trust Portfolio at such time and the income earned.

________________________________________________________________

       DAILY DIVIDENDS - DETERMINATION OF NET ASSET VALUE
________________________________________________________________

     All net income of the Trust Portfolio is determined at 12:00 Noon and 4:00 p.m. (Eastern time) and is paid immediately thereafter pro rata to shareholders of record of the Trust Portfolio via automatic investment in additional full and fractional shares in each shareholder's account at the rate of one share for each dollar distributed. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

     The Trust Portfolio's net income consists of all accrued interest income on assets less expenses allocable to the Trust Portfolio (including accrued expenses and fees payable to the Adviser) applicable to that dividend period. Realized gains and losses of the Trust Portfolio are reflected in its net asset value and are not included in net income. Net asset value per share of the Trust Portfolio is expected to remain constant at $1.00 since all net income of the Trust Portfolio is declared as a dividend each time net income is determined and net realized gains and losses, if any, are expected to be relatively small.

     The valuation of the Trust Portfolio's securities is based upon its amortized cost which does not take into account unrealized securities gains or losses as measured by market valuations. The amortized cost method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During periods of declining interest rates, the daily yield on shares of the Trust Portfolio may be higher than that of a fund with identical investments utilizing a method of valuation based upon market prices for its portfolio instruments; the converse would apply in a period of rising interest rates.

     The Trust Portfolio utilizes the amortized cost method of valuation of portfolio securities in accordance with the provisions of Rule 2a-7 under the Act. Pursuant to such rule, the Trust Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less and invests only in securities of high quality. The Trust Portfolio also purchases instruments having remaining maturities of no more than 397 days. The Trust Portfolio maintains procedures designed to stabilize, to the extent reasonably possible, the price per share of the Trust Portfolio as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Trust Portfolio's portfolio holdings by the Directors at such intervals as they deem appropriate to determine whether and to what extent the net asset value of the Trust Portfolio calculated by using available market quotations or market equivalents deviates from net asset value based on amortized cost. If such deviation as to the Trust Portfolio exceeds 1/2 of 1%, the Directors will promptly consider what action, if any, should be initiated. In the event the Directors determine that such a deviation may result in material dilution or other unfair results to new investors or existing shareholders, they will consider corrective action which might include (1) selling instruments held by the Trust Portfolio prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; (2) withholding dividends of net income on shares of the Trust Portfolio; or (3) establishing a net asset value per share of the Trust Portfolio by using available market quotations or equivalents.

     The net asset value of the shares of the Trust Portfolio is determined each business day (and on such other days as the Directors deem necessary) at 12:00 Noon and 4:00 p.m. (Eastern time). The net asset value per share of the Trust Portfolio is calculated by taking the sum of the value of the Trust Portfolio's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares of that Trust Portfolio outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

________________________________________________________________

                              TAXES
________________________________________________________________

Federal Income Tax Considerations

     The Trust Portfolio qualified, for the period ended April 30, 1998, as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") and, as such, will not be liable for Federal income and excise taxes on the investment company taxable income and net capital gains distributed to its shareholders. Since the Trust Portfolio distributes all of its investment company taxable income and net capital gains, the Trust Portfolio should thereby avoid all Federal income and excise taxes.

     Distributions out of taxable interest income, other investment income, and short-term capital gains are taxable to shareholders as ordinary income. Since the Trust Portfolio's investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends-received deduction available to corporations.
Long-term capital gains, if any, distributed by the Trust Portfolio to a shareholder are taxable to the shareholder as long-term capital gain, irrespective of the length of time he or she may have held his or her shares. Any loss realized on shares held for six months or less will be treated as long-term loss for Federal income tax purposes to the extent of any long-term capital gain distributions received on such shares.
Distributions of short and long-term capital gains, if any, are normally made once each year shortly before the close of the Trust Portfolio's fiscal year, although such distributions may be made more frequently if necessary in order to maintain the Trust Portfolio's net asset value at $1.00 per share.

________________________________________________________________

                       GENERAL INFORMATION
________________________________________________________________

     Portfolio Transactions. Subject to the general supervision of the Directors of the Fund, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Trust Portfolio. Because the Trust Portfolio invests in securities with short maturities, there is a relatively high portfolio turnover rate. However, the turnover rate does not have an adverse effect upon the net yield and net asset value of the Trust Portfolio's shares since the portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis which do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

     The Trust Portfolio has no obligation to enter into transactions in portfolio securities with any dealer, issuer, underwriter or other entity. In placing orders, it is the policy of the Trust Portfolio to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one dealer, the Adviser may, in its discretion, purchase and sell securities through dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of its investment advisory accounts and, accordingly, not all such services may be used by the Adviser in connection with the Trust Portfolio. The supplemental information received from a dealer is in addition to the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information.

Capitalization

     All shares of the Trust Portfolio participate equally in dividends and distributions from the Trust Portfolio, including any distributions in the event of a liquidation. Each share of the Trust Portfolio is entitled to one vote for all purposes. Shares of all classes vote for the election of Directors and on any other matter that affects all Portfolios of the Fund in substantially the same manner as a single class, except as otherwise required by law. As to matters affecting each Portfolio differently, such as approval of the Advisory Agreement, shares of each Portfolio vote as a separate class. There are no conversion or preemptive rights in connection with any shares of the Trust Portfolio. Since voting rights are noncumulative, holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors. Procedures for calling a shareholders' meeting for the removal of Directors of the Fund, similar to those set forth in Section 16(c) of the Act and in the Fund's By-Laws, will be available to shareholders of each Portfolio. Special meetings of stockholders for any purpose may be called by 10% of its outstanding shareholders. All shares of the Trust Portfolio when duly issued will be fully paid and non-assessable. The rights of the holders of shares of a class may not be modified except by the vote of a majority of the outstanding shares of such class.

     The Board of Directors is authorized to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, the Directors in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional series of shares. Any issuance of shares of another class would be governed by the Act and Maryland law.

     As of the close of business on June 15, 1998, there were 393,288,606 shares of the Trust Portfolio outstanding. Set forth and discussed below is certain information as to all persons who owned of record or beneficially 5% or more of the outstanding shares of the Trust Portfolio at June 15, 1998.

                                     No. of             % of
Name and Address                     Shares             Class

Pershing as Agent                    241,727,968        61.46%
Omnibus Account
For Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ  07399-0002

     Legal Matters. The legality of the shares offered hereby has been passed upon by Seward & Kissel, New York, New York, counsel for the Trust Portfolio and the Adviser. Seward & Kissel has relied upon the opinion of Venable, Baetjer and Howard, LLP, Baltimore, Maryland, for matters relating to Maryland law.

     Accountants. McGladrey & Pullen, LLP, New York, New York, are the independent auditors for the Trust Portfolio.

     Yield Quotations and Performance Information.
Advertisements containing yield quotations for the Trust Portfolio may from time to time be sent to investors or placed in newspapers, magazines or other media on behalf of the Fund.
These advertisements may quote performance rankings, ratings or data from independent organizations or financial publications such as Lipper Analytical Services, Inc., Morningstar, Inc., IBC's Money Fund Report, IBC's Money Market Insight or Bank Rate Monitor or compare the Portfolio's performance to bank money market deposit accounts, certificates of deposit or various indices. Yield quotations are calculated in accordance with the standardized method referred to in Rule 482 under the Securities Act of 1933.

     Yield quotations for the Trust Portfolio are thus determined by (i) computing the net change over a seven-day period, exclusive of the capital changes, in the value of a hypothetical pre-existing account having a balance of one share of the Trust Portfolio at the beginning of such period, (ii) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and (iii) multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. The Trust Portfolio's effective annual yield represents a compounding of the annualized yield according to the formula: effective yield + [(base period return + 1) 365/7] - 1.

________________________________________________________________

               FINANCIAL STATEMENTS AND REPORT OF
                      INDEPENDENT AUDITORS
________________________________________________________________

ACM INSTITUTIONAL RESERVES


ANNUAL REPORT
APRIL 30, 1998



STATEMENT OF NET ASSETS
APRIL 30, 1998                     ACM INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                  YIELD         VALUE
-------------------------------------------------------------------------------
           COMMERCIAL PAPER-60.0%
           AKZO NOBEL, INC.
$ 20,000   6/15/98                                    5.54%  $    19,861,500
           ALLIANZ OF AMERICA FINANCE CORP.
  12,000   5/29/98 (a)                                5.46        11,949,040
   7,000   6/23/98 (a)                                5.51         6,943,216
  12,000   6/25/98 (a)                                5.51        11,898,983
  10,400   6/11/98 (a)                                5.52        10,334,619
  14,600   6/12/98 (a)                                5.52        14,505,976
           APEX FUNDING CORP.
  27,000   5/26/98 (a)                                5.87        26,889,938
           ASSOCIATES CORP. OF NORTH AMERICA
  10,000   6/25/98                                    5.48         9,916,278
           BAA PLC
  19,000   6/03/98                                    5.52        18,903,860
  20,000   6/09/98                                    5.52        19,880,400
  18,000   6/10/98                                    5.52        17,889,600
           BANCA CRT FINANCIAL CORP.
   6,000   5/20/98                                    5.52         5,982,520
           BANCO DE SANTANDER
  35,100   5/01/98                                    5.54        35,100,000
           BANQUE CAISSE D' EPARGNE
  10,000   6/22/98                                    5.50         9,920,556
   5,000   6/03/98                                    5.53         4,974,654
           BBV FINANCE DELAWARE, INC.
   8,000   5/01/98                                    5.58         8,000,000
           CAISSE CENTRALE JARDINS DU QUEBEC
  10,000   9/21/98                                    5.46         9,783,117
   2,000   5/15/98                                    5.60         1,995,644
           CAISSE D' AMORTISSEMENT
   3,000   7/10/98                                    5.60         2,967,333
           CREGEM NORTH AMERICA, INC.
  15,000   6/19/98                                    5.50        14,887,708
  15,000   6/10/98                                    5.51        14,908,167
  30,000   6/03/98                                    5.53        29,847,925
           CS FIRST BOSTON, INC.
  12,000   5/26/98                                    5.50        11,954,167
   5,000   6/11/98                                    5.50         4,968,681
  40,000   6/17/98                                    5.51        39,712,517
  10,000   6/22/98                                    5.51         9,920,411
   5,000   6/22/98                                    5.52         4,960,133
           DEN DANSKE BANK
  30,000   5/26/98                                    5.53        29,884,792
  50,000   5/20/98                                    5.55        49,853,542
           DEN NORSKE BANK
  30,000   5/29/98                                    5.50        29,871,667
  15,000   6/24/98                                    5.51        14,876,025
  10,900   6/08/98                                    5.52        10,836,489
           DIAGEO CAPITAL
   5,000   5/29/98                                    5.45         4,978,806
  10,000   5/29/98                                    5.50         9,957,222
  21,500   6/17/98                                    5.51        21,345,337
           GENERAL ELECTRIC CAPITAL CORP.
  20,000   6/30/98                                    5.50        19,816,666
  20,000   6/11/98                                    5.52        19,874,267
  30,000   5.55%, 11/17/98 FRN                        5.58        30,000,000
           GENERAL MOTORS ACCEPTANCE CORP.
  35,000   6/11/98                                    5.51        34,780,365
  10,000   6/12/98                                    5.51         9,935,717
  25,000   5/18/98                                    5.53        24,934,715
           GENERAL RE CORP.
  10,000   6/29/98                                    5.51         9,909,697
           GENERALE BANK, INC.
   5,000   5/27/98                                    5.50         4,980,139
           GOVERNMENT DEVELOPMENT BANK
             OF PUERTO RICO
  35,000   7/22/98                                    5.52        34,559,933
           IMI FUNDING CORP. (USA)
   9,000   6/02/98                                    5.35         8,955,760
  25,000   6/24/98                                    5.44        24,796,000
   3,700   6/08/98                                    5.70         3,677,738
   3,257   6/09/98                                    5.70         3,236,888
           MORGAN STANLEY GROUP, INC.
  30,000   6/15/98                                    5.50        29,793,750
           RABOBANK USA
  75,000   5/01/98                                    5.55        75,000,000
           SALOMON SMITH BARNEY, INC.
  10,000   6/15/98                                    5.51         9,931,125
  25,000   6/04/98                                    5.52        24,869,667
  35,000   6/10/98                                    5.52        34,785,333
           SVENSKA HANDELSBANKEN
  20,000   6/30/98                                    5.50        19,816,667
           THAMES ASSET GLOBAL SECURITIZATION
  20,000   6/11/98 (a)                                5.55        19,873,583
           UNI FUNDING, INC.
  20,000   6/25/98                                    5.50        19,831,944
           UNIBANCO
  13,000   6/15/98                                    5.53        12,910,138
           VENANTIUS AB
  33,000   5/20/98                                    5.52        32,903,860
                                                             ---------------
           Total Commercial Paper
             (amortized cost $1,059,634,775)                   1,059,634,775

           CORPORATE OBLIGATIONS-10.4%
           ABBEY NATIONAL TREASURY SERVICES
  15,000   5.54%, 2/17/99 FRN                         5.60        14,993,058
           ALLSTATE LIFE INSURANCE
             FUNDING AGREEMENT
  25,000   5.74%, 5/01/98 FRN (b)                     5.74        25,000,000


1


STATEMENT OF NET ASSETS (CONTINUED)
                                   ACM INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                  YIELD         VALUE
-------------------------------------------------------------------------------
           GENERAL AMERICAN FUNDING CORP.
$ 55,000   5.89%, 7/10/98 FRN                         5.89%  $    55,000,000
           MERRILL LYNCH & CO., INC.
  25,000   5.61%, 1/29/99 FRN                         5.61        25,000,000
  15,000   5.61%, 2/16/99 FRN                         5.61        15,000,000
   4,000   5.88%, 8/26/98                             5.88         4,000,000
           TRAVELERS LIFE FUNDING AGREEMENT
  20,000   5.64%, 4/14/99 FRN (b)                     5.66        20,000,000
  25,000   5.67%, 10/21/98 FRN (b)                    5.67        25,000,000
                                                             ---------------
           Total Corporate Obligations
             (amortized cost $183,993,058)                       183,993,058

           BANK OBLIGATIONS-10.0%
           BAYERISCHE LANDESBANK
  35,000   5.53%, 2/25/99 FRN                         5.61        34,977,973
  18,000   5.53%, 3/23/99 FRN                         5.61        17,987,380
  13,000   5.69%, 10/02/98 FRN                        5.69        13,000,000
           BAYERISCHE VEREINSBANK
  20,000   5.53%, 6/30/98 FRN                         5.59        19,998,086
           DEUTSCHE BANK
  10,000   5.52%, 7/01/98 FRN                         5.62         9,998,378
           LASALLE NATIONAL BANK
  15,000   5.60%, 9/18/98                             5.60        15,000,000
  10,000   5.60%, 12/10/98                            5.60        10,000,000
           MORGAN GUARANTY TRUST CO.
   5,000   5.96%, 6/22/98                             5.88         4,999,762
           ROYAL BANK OF CANADA
  10,000   5.65%, 9/30/98 FRN                         5.65        10,000,000
           SMM TRUST
  20,000   5.66%, 12/14/98 FRN (a)                    5.66        20,000,000
  20,000   5.69%, 12/16/98 FRN (a)                    5.69        20,000,000
                                                             ---------------
           Total Bank Obligations
             (amortized cost $175,961,579)                       175,961,579

           TIME DEPOSITS-7.5%
           FIRST UNION NATIONAL BANK
  52,000   5.56%, 5/01/98                             5.56        52,000,000
           WESTDEUTSCHE LANDESBANK
  80,000   5.56%, 5/01/98                             5.56        80,000,000
                                                             ---------------
           Total Time Deposits
             (amortized cost $132,000,000)                       132,000,000

           CERTIFICATES OF DEPOSIT-6.3%
           BAYERISCHE VEREINSBANK
  30,000   5.64%, 2/25/99                             5.64        30,000,000
           CREDIT AGRICOLE
   3,000   5.99%, 6/16/98                             5.80         3,000,166
           DEUTSCHE BANK
   8,000   5.67%, 2/26/99                             5.73         7,998,046
  20,000   5.70%, 3/05/99                             5.70        19,991,916
  10,000   5.95%, 10/21/98                            5.99         9,997,735
           DRESDNER BANK
   7,000   5.51%, 1/15/99                             5.68         6,990,869
           HESSISCHE LANDESBANK
   5,000   5.94%, 6/19/98                             5.81         4,999,986
           NATIONAL WESTMINSTER BANK
  14,000   5.65%, 3/03/99                             5.71        13,994,273
           SWISS BANK
  14,000   5.66%, 3/04/99                             5.70        13,995,485
                                                             ---------------
           Total Certificates of Deposit
             (amortized cost $110,968,476)                       110,968,476

           PROMISSORY NOTES-4.5%
           GOLDMAN SACHS GROUP LP
  15,000   5.61%, 8/07/98                             5.61        15,000,000
  35,000   5.63%, 10/13/98                            5.63        35,000,000
  30,000   5.68%, 5/27/98                             5.68        30,000,000
                                                             ---------------
           Total Promissory Notes
             (amortized cost $80,000,000)                         80,000,000

           U.S. GOVERNMENT & AGENCY
             OBLIGATIONS-1.0%
           FEDERAL FARM CREDIT BANK
   7,000   5.41%, 8/03/98 FRN                         5.46         6,999,154
           FEDERAL NATIONAL MORTGAGE ASSOCIATION
  10,000   5.59%, 11/04/98                            5.68         9,995,787
                                                             ---------------
           Total U.S. Government & Agency
             Obligations
             (amortized cost $16,994,941)                         16,994,941

           TOTAL INVESTMENTS-99.7%
             (amortized cost $1,759,552,829)                   1,759,552,829
           Other assets less liabilities-0.3%                      5,140,029

           NET ASSETS-100%
           (offering and redemption price of
             $1.00 per share; 1,764,876,578
             shares outstanding)                             $ 1,764,692,858


See Glossary of Terms on page 12.

See notes to financial statements.


2


STATEMENT OF NET ASSETS
APRIL 30, 1998                ACM INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                   YIELD        VALUE
-------------------------------------------------------------------------------
           U.S. GOVERNMENT & AGENCY
             OBLIGATIONS-68.2%
           FEDERAL NATIONAL MORTGAGE
             ASSOCIATION-31.2%
$  3,000   5.35%, 7/16/98                             5.49%  $     2,998,343
   7,000   5.46%, 3/03/99 FRN                         5.50         6,997,946
   6,000   5.54%, 10/20/98 FRN                        5.67         5,998,770
   7,000   5.57%, 3/05/99                             5.62         6,997,046
   6,000   5.57%, 4/28/99 FRN                         5.62         5,997,025
   6,500   5.59%, 11/04/98 FRN                        5.68         6,498,868
   6,500   5.59%, 11/04/98                            5.79         6,497,261
  10,000   5.68%, 6/19/98                             5.60        10,000,955
   2,000   6.41%, 7/17/98                             5.67         2,002,664
   5,500   8.15%, 5/11/98                             5.52         5,503,573
   9,375   5/26/98                                    5.43         9,339,718
   5,000   6/17/98                                    5.48         4,964,685
   2,000   6/12/98                                    5.49         1,987,377
   5,000   6/30/98                                    5.50         4,954,792
   5,000   6/26/98                                    5.51         4,957,767
                                                             ---------------
                                                                  85,696,790

           FEDERAL HOME LOAN MORTGAGE
             CORP.-20.4%
   5,000   5/18/98                                    5.43         4,987,226
   3,200   5/29/98                                    5.48         3,186,535
   2,000   6/08/98                                    5.48         1,988,579
   2,000   6/10/98                                    5.48         1,987,978
   7,000   5/13/98                                    5.49         6,987,272
   4,184   5/15/98                                    5.49         4,175,148
   2,000   5/21/98                                    5.49         1,993,967
   3,500   5/29/98                                    5.49         3,485,246
  12,600   5/07/98                                    5.50        12,588,513
   7,000   5/08/98                                    5.50         6,992,568
   3,500   5/28/98                                    5.50         3,485,694
   4,000   6/18/98                                    5.51         3,971,040
                                                             ---------------
                                                                  55,829,766

           FEDERAL HOME LOAN BANK-14.3%
   8,000   5.39%, 7/30/98 FRN                         5.53         7,998,488
   5,700   5.56%, 3/25/99                             5.71         5,693,119
  10,000   5.65%, 3/12/99                             5.69        10,000,000
   5,000   5.65%, 3/30/99                             5.62         5,000,000
   3,500   5.71%, 3/04/99                             5.71         3,500,000
   5,000   5.71%, 3/17/99                             5.73         4,998,685
   2,000   5.72%, 7/07/98                             5.58         2,000,308
                                                             ---------------
                                                                  39,190,600

           STUDENT LOAN MARKETING
             ASSOCIATION-1.6%
   4,500   5.36%, 7/12/99 FRN                         6.17         4,480,141

           FEDERAL FARM CREDIT BANK-0.7%
   2,000   5.50%, 6/01/98                             5.57         1,999,531
                                                             ---------------
           Total U.S. Government & Agency
             Obligations
             (amortized cost $187,196,828)                       187,196,828

           REPURCHASE AGREEMENTS-31.4%
           CHASE SECURITIES, INC.
   8,000   5.49%, dated 4/29/98,
             due 5/11/98 in the amount
             of $8,014,640 (cost $8,000,000;
             collateralized by $9,515,000
             FN334614, 6.50%, 12/01/23,
             value $8,255,017) (c)                    5.49         8,000,000
           CIBC/WOOD GUNDY, INC.
   7,000   5.56%, dated 4/30/98,
             due 5/01/98 in the amount
             of $7,001,081 (cost $7,000,000;
             collateralized by $7,044,135
             FN266385, 5.56%, 12/01/33,
             value $7,185,052) (c)                    5.56         7,000,000
           NIKKO SECURITIES CO.
   5,000   5.50%, dated 4/28/98,
             due 5/13/98 in the amount
             of $5,011,458 (cost $5,000,000;
             collateralized by $5,335,000
             FN419493, 6.00%, 3/01/28,
             value $5,175,646) (c)                    5.50         5,000,000
           NIKKO SECURITIES CO.
   9,000   5.51%, dated 4/02/98,
             due 5/06/98 in the amount
             of $9,046,835 (cost $9,000,000;
             collateralized by $9,590,000
             FN251802, 6.00%, 4/01/28,
             value $9,312,689) (c)                    5.51         9,000,000
           PAINE WEBBER, INC.
   7,000   5.51%, dated 4/28/98,
             due 5/27/98 in the amount
             of $7,031,070 (cost $7,000,000;
             collateralized by $7,930,000
             FN394706, 7.00%, 7/01/04,
             value $7,219,778) (c)                    5.51         7,000,000
           PRUDENTIAL SECURITIES, INC.
   6,000   5.50%, dated 4/29/98,
             due 5/20/98 in the amount
             of $6,019,250 (cost $6,000,000;
             collateralized by $6,269,000
             FH00815, 7.00%, 12/01/27,
             value $6,183,341) (c)                    5.50         6,000,000
           PRUDENTIAL SECURITIES, INC.
   8,000   5.52%, dated 4/01/98,
             due 5/04/98 in the amount
             of $8,040,480 (cost $8,000,000;
             collateralized by $8,324,000
             FH00557, 7.00%, 10/01/27,
             value $8,219,337) (c)                    5.52         8,000,000


3


STATEMENT OF NET ASSETS
(CONTINUED)                   ACM INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                  YIELD         VALUE
-------------------------------------------------------------------------------
           SALOMON SMITH BARNEY, INC.
$  8,000   5.49%, dated 4/29/98,
             due 5/12/98 in the amount
             of $8,015,860 (cost $8,000,000;
             collateralized by $8,352,000
             FH00557, 7.00%, 10/01/27,
             value $8,246,985) (c)                    5.49%  $     8,000,000
           SALOMON SMITH BARNEY, INC.
   6,000   5.50%, dated 4/28/98,
             due 5/19/98 in the amount
             of $6,019,250 (cost $6,000,000;
             collateralized by $8,398,000
             FN328331, 6.50%, 8/01/10,
             value $6,146,605) (c)                    5.50         6,000,000
           SBC WARBURG, LTD.
   8,000   5.48%, dated 4/22/98,
             due 5/05/98 in the amount
             of $8,015,831 (cost $8,000,000;
             collateralized by $14,358,000
             FN190044, 6.50%, 9/01/08,
             value $8,165,296) (c)                    5.48         8,000,000
           SBC WARBURG, LTD.
   7,000   5.50%, dated 4/15/98,
             due 5/20/98 in the amount
             of $7,037,431 (cost $7,000,000;
             collateralized by $7,203,000
             FN424858, 6.50%, 4/01/28,
             value $7,168,686) (c)                    5.50         7,000,000
           STATE STREET BANK AND TRUST CO.
   7,100   5.40%, dated 4/30/98,
             due 5/01/98 in the amount
             of $7,101,065 (cost $7,100,000;
             collateralized by $7,025,000
             US T-Note, 6.25%, 5/31/99,
             value $7,255,435)                        5.40         7,100,000
                                                             ---------------
           Total Repurchase Agreements
             (amortized cost $86,100,000)                         86,100,000

           TOTAL INVESTMENTS-99.6%
             (amortized cost $273,296,828)                       273,296,828
           Other assets less liabilities-0.4%                      1,164,547

           NET ASSETS-100%
             (offering and redemption
             price of $1.00 per share;
             274,591,724 shares
             outstanding)                                    $   274,461,375


See Glossary of Terms on page 12.

See notes to financial statements.


4


STATEMENT OF NET ASSETS
APRIL 30, 1998                  ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                                 YIELD         VALUE
-------------------------------------------------------------------------------
           MUNICIPAL BONDS-98.8%
           ALABAMA-1.8%
           ARAB IDB
           (SCI Manufacturing Inc.)
           Series '89 VRDN (d)
$    150   8/01/00                                    4.40%    $     150,000
           HUNTSVILLE IDA
           (Seiki USA Project)
           Series '88 AMT VRDN (d)
   5,000   9/01/98                                    4.48         5,000,000
                                                               -------------
                                                                   5,150,000

           ALASKA-2.4%
           ALASKA HOUSING FINANCE CORP.
           (University of Alaska)
           Series '97A VRDN (d)
   4,000   12/01/27                                   4.10         4,000,000
           ALASKA IDA
           (Fairbanks Gold Mining Inc.)
           Series '97 AMT VRDN (d)
   2,500   5/01/09                                    4.20         2,500,000
           ANCHORAGE GO
           Series A FGIC
     535   9/01/98                                    3.98           535,030
                                                               -------------
                                                                   7,035,030

           ARIZONA-3.7%
           APACHE COUNTY IDA
           PCR
           (Tuscon Electric Power Co. Project)
           Series '81B VRDN (d)
   2,500   10/01/21                                   4.45         2,500,000
           APACHE COUNTY IDR
           (Tuscon Electric Power Co. Project)
           Series '83C VRDN (d)
   7,100   12/15/18                                   4.25         7,100,000
           APACHE COUNTY PCR
           (Tucson Electric Power Co. Project)
           Series '85A VRDN (d)
   1,300   12/01/20                                   4.20         1,300,000
                                                               -------------
                                                                  10,900,000

           ARKANSAS-0.4%
           JONESBORO SALES AND USE
             TAX REVENUE
           Series '97 FSA
   1,250   11/15/98                                   3.90         1,250,000

           CALIFORNIA-1.7%
           CALIFORNIA HIGHER EDUCATION
             STUDENT LOAN REVENUE
           Series D-2 PPB (d)
   5,000   4/01/00                                    4.00         5,000,000

           COLORADO-4.8%
           DOUGLAS COUNTY
           MFHR
           (Parker Hilltop Apartments Project)
           Series '97 AMT PPB (d)
   5,935   12/01/27                                   4.00         5,935,000
           ENGLEWOOD IDR
           (Swedish Mob I Ltd. Project)
           Series '85 VRDN (d)
     885   12/01/10                                   4.40           885,000
           WESTMINISTER MFHR
           (Cascade Village Apartments)
           Series '97 VRDN (d)
   7,375   12/01/07                                   4.10         7,375,000
                                                               -------------
                                                                  14,195,000

           DELAWARE-1.8%
           DELAWARE IDR
           (Delmarva Power & Light)
           Series '93C VRDN (d)
   5,150   10/01/28                                   4.25         5,150,000

           DISTRICT OF COLUMBIA-6.2%
           DISTRICT OF COLUMBIA GO
           Series '92A-3 VRDN (d)
   5,000   10/01/07                                   4.35         5,000,000
           Series '92A-4 VRDN (d)
   7,700   10/01/07                                   4.35         7,700,000
           DISTRICT OF COLUMBIA
           HFA MFHR
           (Tyler Housing)
           AMT VRDN (d)
   2,400   8/01/25                                    4.45         2,400,000


5


STATEMENT OF NET ASSETS
(CONTINUED)                     ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                                 YIELD         VALUE
-------------------------------------------------------------------------------
           DISTRICT OF COLUMBIA
           HFA SFMR
           Series '97C AMT PPB (d)
$  3,000   9/01/98                                    4.05%    $   3,000,000
                                                               -------------
                                                                  18,100,000

           FLORIDA-8.6%
           BROWARD COUNTY
           HFA MFHR
           (Jacaranda Village Apartments)
           Series '97 VRDN (d)
   3,500   9/01/22                                    4.20         3,500,000
           BROWARD COUNTY
           MFHR
           (Harbour Town Jacaranda Project)
           Series '95B VRDN (d)
   3,400   12/01/25                                   4.20         3,400,000
           BROWARD COUNTY
           MFHR
           (Margate Investments Project)
           VRDN (d)
   1,000   11/01/05                                   4.20         1,000,000
           FLORIDA HFA MFHR
           (EEE-Carlton Arms II)
           VRDN (d)
   1,500   12/01/08                                   4.10         1,500,000
           FLORIDA HFA MFHR
           (Oaks at Orange Park)
           Series '90 VRDN (d)
   5,100   7/01/07                                    4.15         5,100,000
           HIGHLANDS COUNTY HEALTH FACILITIES
           (Adventist/Sunbelt)
           Series A VRDN (d)
   5,600   11/15/26                                   4.15         5,600,000
           PALM BEACH COUNTY
           HFA MFHR
           (Village Crossing Project)
           Series '97B VRDN (d)
   3,000   10/01/27                                   4.20         3,000,000
           VOLUSIA COUNTY
           HFA MFHR
           (Ocean Oaks Apartments)
           Series '97B VRDN (d)
   2,000   10/01/27                                   4.20         2,000,000
                                                               -------------
                                                                  25,100,000

           GEORGIA-2.6%
           COLLEGE PARK IDR
           (Wynefield 1 Project)
           AMT VRDN (d)
   1,700   12/01/16                                   4.05         1,700,000
           JACKSON COUNTY IDA
           (Mitsubishi Consumer Electronic)
           VRDN (d)
   3,000   12/01/15                                   4.55         3,000,000
           SAVANNAH ECONOMIC
           DEVELOPMENT AUTHORITY
           (Georgia Kaolin)
           Series '97 AMT VRDN (d)
   3,000   7/01/27                                    4.20         3,000,000
                                                               -------------
                                                                   7,700,000

           HAWAII-2.9%
           HAWAII HOUSING FINANCE &
             DEVELOPMENT AUTHORITY
           (Kamakee Vista)
           Series '90A VRDN (d)
   6,500   7/01/25                                    4.70         6,500,000
           HAWAII HOUSING FINANCE &
             DEVELOPMENT AUTHORITY
           (Rental Housing System)
           Series '90B VRDN (d)
   1,900   7/01/25                                    4.70         1,900,000
                                                               -------------
                                                                   8,400,000

           IDAHO-0.4%
           CUSTER COUNTY SOLID WASTE REVENUE
           (Hecla Mining Co. Project)
           Series '97 AMT VRDN (d)
   1,300   7/01/07                                    4.25         1,300,000

           ILLINOIS-14.5%
           CHICAGO AIRPORT
           (O'Hare International Airport)
           Series B AMT VRDN (d)
   2,300   1/01/18                                    4.20         2,300,000
           Series C VRDN (d)
   3,400   1/01/18                                    4.05         3,400,000


6


                                ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                                 YIELD         VALUE
-------------------------------------------------------------------------------
           CHICAGO HFA MFHR
           (Waveland Assoc)
           Series '85D VRDN (d)
$  6,300   11/01/10                                   4.15%    $   6,300,000
           DES PLAINES COOK COUNTY IDR
           (CP Partners LLC Project)
           Series '97A VRDN (d)
   6,775   11/01/15                                   4.20         6,775,000
           ELMHURST HOSPITAL REVENUE
           (Joint Comm. Health Org.)
           Series '88 VRDN (d)
   6,780   7/01/18                                    4.10         6,780,000
           ILLINOIS DEVELOPMENT
             FINANCE AUTHORITY
           (D.E. Akin Seed Project)
           AMT VRDN (d)
   1,000   11/01/04                                   4.30         1,000,000
           ILLINOIS DEVELOPMENT
             FINANCE AUTHORITY
           (U.G.N. Inc. Project)
           Series '86 AMT VRDN (d)
   3,500   9/15/11                                    4.95         3,500,000
           ILLINOIS EDUCATIONAL
             FACILITIES AUTHORITY
           (Cultural Pooled Financing
             Program)
           Series '85 VRDN (d)
   4,000   12/01/25                                   4.10         4,000,000
           ILLINOIS HEALTH FACILITIES AUTHORITY
           (Rehab Institute of Chicago)
           Series '97 VRDN (d)
   7,000   4/01/32                                    4.15         7,000,000
           VERNON HILLS IDR
           (Kinder Care Center)
           VRDN (d)
     550   2/01/01                                    4.35           550,000
           WEST CHICAGO IDR
           (Acme Printing Co.)
           Series '89 AMT VRDN (d)
   1,100   5/01/99                                    5.03         1,100,000
                                                               -------------
                                                                  42,705,000

           INDIANA-3.1%
           CITY OF INDIANAPOLIS
           (Visiting Nurse Service Foundation)
           Series '98 VRDN (d)
   3,100   3/01/13                                    4.20         3,100,000
           GARY ENVIRONMENTAL IMPROVEMENT
             REVENUE
           (U.S. Steel Corp.)
           Series '84 VRDN (d)
   4,100   7/15/02                                    3.85         4,100,000
           SEYMOUR ECONOMIC DEVELOPMENT REVENUE
           (Kobelco Metal Powder Co. Project)
           Series '97 AMT VRDN (d)
   2,000   12/01/07                                   4.95         2,000,000
                                                               -------------
                                                                   9,200,000

           LOUISIANA-2.4%
           WEST BATON ROUGE IDR
           (Dow Chemical #3)
           Series '94B VRDN (d)
   7,100   12/01/16                                   4.30         7,100,000

           MAINE-0.9%
           MAINE FINANCE AUTHORITY
           (Barber Foods Inc.)
           Series '90B AMT VRDN (d)
   1,675   12/01/06                                   4.50         1,675,000
           ORRINGTON RESOURCE RECOVERY REVENUE
           (Penobscot Energy Project)
           Series B AMT VRDN (d)
     905   5/01/03                                    4.65           905,000
                                                               -------------
                                                                   2,580,000

           MICHIGAN-3.7%
           MICHIGAN HOSPITAL FINANCE AUTHORITY
           (Hospital Equipment Revenue)
           Series '98A VRDN (d)
  10,900   12/01/23                                   4.15        10,900,000

           MINNESOTA-0.5%
           COTTAGE GROVE
           (Minnesota Mining & Manufacturing
             Co. Project)
           VRDN (d)
   1,000   8/01/12                                    4.73         1,000,000


7


STATEMENT OF NET ASSETS
(CONTINUED)                     ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                                 YIELD         VALUE
-------------------------------------------------------------------------------
           EDEN PRAIRIE IDA
           (Kinder Care Project)
           Series C VRDN (d)
$    465   2/01/01                                    4.35%    $     465,000
                                                               -------------
                                                                   1,465,000

           MISSISSIPPI-0.1%
           JONES COUNTY HOSPITAL REVENUE
           (South Central Registered
             Medical Center Project)
           MBIA
     420   8/01/98                                    3.98           422,911

           MISSOURI-4.4%
           BLUE SPRINGS IDA
           (Kinder Care Project)
           Series C VRDN (d)
     540   2/01/01                                    4.35           540,000
           BOONE COUNTY IDA
           (Minnesota Mining &
             Manufacturing Co. Project)
           VRDN (d)
     500   12/01/25                                   4.10           500,000
           MISSOURI HEALTH &
           EDUCATIONAL FACILITY
           (Barnes Hospital Project)
           Series '85 VRDN (d)
  10,000   12/01/15                                   4.10        10,000,000
           MISSOURI HEALTH & EDUCATIONAL FACILITY
           (Stowers Institute)
           Series '98 VRDN (d)
   2,000   4/01/38                                    4.15         2,000,000
                                                               -------------
                                                                  13,040,000

           NEW HAMPSHIRE-0.4%
           MERRIMACK COUNTY
           GO BAN
           Lot B
   1,200   8/07/98                                    4.00         1,200,782

           NEW JERSEY-1.6%
           JERSEY CITY BAN
           Renewal Notes
   2,250   9/18/98                                    3.90         2,254,024
           NEW JERSEY ECONOMIC DEVELOPMENT
             AUTHORITY
           (Newark Recycling Facility)
           Series '97 AMT PPB (d)
   2,500   12/01/22                                   3.96         2,500,000
                                                               -------------
                                                                   4,754,024

           NEW MEXICO-0.5%
           NEW MEXICO HFA
           SFMR
           (Home Mortgage Revenue)
           Series '97-1 PPB (d)
   1,415   7/01/28                                    3.85         1,415,000

           NEW YORK-1.8%
           HEMPSTEAD IDA
           (American Ref-Fuel)
           Series '97 VRDN (d)
   5,300   12/01/10                                   4.10         5,300,000

           NORTH CAROLINA-1.0%
           NORTH CAROLINA MEDICAL CARE FACILITY
           (The Givens Estates Inc. Project)
           Series '97 VRDN (d)
   3,000   12/01/26                                   4.25         3,000,000

           OHIO-0.9%
           WARREN COUNTY IDR
           (Pioneer Industrial Components
             Project)
           Series '85 VRDN (d)
   2,500   12/01/05                                   4.40         2,500,000

           OREGON-0.9%
           BEAVERTON WATER REVENUE
           FGIC
     295   6/01/98                                    4.00           295,060
           OREGON ECONOMIC DEVELOPMENT REVENUE
           (Kyotaru Oregon Project)
           Series '89 AMT VRDN (d)
   2,400   12/01/99                                   4.47         2,400,000
                                                               -------------
                                                                   2,695,060

           PENNSYLVANIA-7.8%
           ALLEGHENY COUNTY IDR
           (United Jewish Federation Project)
           Series '96A VRDN (d)
   9,930   10/01/26                                   4.20         9,930,000
           MONTGOMERY COUNTY HIGHER
             EDUCATION & HEALTH LOAN REVENUE
           Series '96A VRDN (d)
   4,370   4/01/17                                    4.15         4,370,000


8


                                ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                                 YIELD         VALUE
-------------------------------------------------------------------------------
           MONTGOMERY COUNTY
           IDA
           (Kinder Care Project)
           Series D VRDN (d)
$    400   10/01/00                                   4.35%    $     400,000
           PENNSYLVANIA ECONOMIC DEVELOPMENT
             FINANCE AUTHORITY
           (National Gypsum Co. Project)
           Series '97A AMT VRDN (d)
   3,400   11/01/27                                   4.15         3,400,000
           PHILADELPHIA GO TRAN
           Series '97A
   4,500   6/30/98                                    4.50         4,503,175
           VENAGO IDR
           (Penzoil Co. Project)
           Series '82A VRDN (d)
     285   12/01/12                                   4.30           285,000
                                                               -------------
                                                                  22,888,175

           TENNESSEE-1.1%
           DICKSON COUNTY IDA
           (Tennessee Bun Co. Project)
           Series '96 AMT VRDN (d)
   2,000   7/01/06                                    4.35         2,000,000
           VOLUNTEER STATE STUDENT LOAN REVENUE
           (Student Funding Corp.)
           Series '87A-3
           AMT VRDN (d)
   1,200   12/01/17                                   4.50         1,200,000
                                                               -------------
                                                                   3,200,000

           TEXAS-3.6%
           MIDLOTHIAN IDA
           (Box-Crow Cement Co.)
           VRDN (d)
   5,000   12/01/09                                   4.15         5,000,000
           PORT ARTHUR NAVIGATION DISTRICT
           (Texaco Inc. Project)
           Series '94 VRDN (d)
   5,400   10/01/24                                   4.25         5,400,000
           TRINITY RIVER IDA
           (Radiation Sterilizers)
           Series A VRDN (d)
     150   11/01/05                                   3.70           150,000
                                                               -------------
                                                                  10,550,000

           UTAH-1.0%
           UTAH BOARD OF REGENTS STUDENT
             LOAN REVENUE
           Series O AMBAC
   2,000   5/01/98                                    3.96         2,000,000
           UTAH HFA SFMR
           (Home Mortgage Revenue)
           Series '97-3 VRDN (d)
     900   7/01/16                                    4.15           900,000
                                                               -------------
                                                                   2,900,000

           VERMONT-3.4%
           VERMONT HEFA
           (Capital Asset Financing Program)
           Series '97-1 VRDN (d)
   5,000   6/01/22                                    4.25         5,000,000
           Series '97-2 VRDN (d)
   5,000   6/01/27                                    4.25         5,000,000
                                                               -------------
                                                                  10,000,000

           VIRGINIA-5.5%
           CHESTERFIELD COUNTY
           IDR
           (Philip Morris Co.)
           VRDN (d)
  11,100   4/01/09                                    4.25        11,100,000
           LOUDOUN COUNTY IDA RESIDENTIAL
             CARE FACILITY
           (Falcons Landing Project)
           Series '98 VRDN (d)
   5,000   11/01/28                                   4.05         5,000,000
                                                               -------------
                                                                  16,100,000

           WASHINGTON-0.4%
           WASHINGTON STUDENT LOAN FINANCE
             ASSOCIATION
           Series '88A AMT VRDN (d)
   1,300   1/01/04                                    4.20         1,300,000

           WEST VIRGINIA-0.7%
           KEYSER IDR
           (Keyser Associates Project)
           VRDN (d)
   1,900   7/01/14                                    4.20         1,900,000


9


STATEMENT OF NET ASSETS
(CONTINUED)                     ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                                 YIELD         VALUE
-------------------------------------------------------------------------------
           WISCONSIN-1.3%
           MANITOWOC IDR
           (Jagemann Stamping Co.)
           Series '98 AMT VRDN (d)
$  1,618   4/01/11                                    4.40%    $   1,618,000
           WAUSAU PCR
           (Minnesota Mining &
             Manufacturing Co. Project)
           VRDN (d)
     500   12/01/01                                   4.73           500,000
   1,600   8/01/17                                    4.73         1,600,000
                                                               -------------
                                                                   3,718,000

           TOTAL INVESTMENTS-98.8%
             (amortized cost $290,113,982)                       290,113,982
           Other assets less liabilities-1.2%                      3,649,664

           NET ASSETS-100%
             (offering and redemption price
             of $1.00 per share; 293,847,141
             shares outstanding)                               $ 293,763,646


#    All securities either mature or their interest rate changes in one year or less.

     See Glossary of Terms on page 12.

     See notes to financial statements.


10


STATEMENT OF NET ASSETS
APRIL 30, 1998                     ACM INSTITUTIONAL RESERVES - TRUST PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                  YIELD         VALUE
-------------------------------------------------------------------------------
           COMMERCIAL PAPER-55.7%
           ALLIANZ OF AMERICA
           FINANCE CORP.
$  4,000   5/29/98 (a)                                5.46%    $   3,983,013
   3,000   6/23/98 (a)                                5.51         2,975,664
           APEX FUNDING CORP.
   4,700   5/26/98 (a)                                5.87         4,680,841
           ASSOCIATES CORP. OF NORTH AMERICA
   5,000   6/25/98                                    5.48         4,958,139
   5,000   6/24/98                                    5.52         4,958,600
           BAA PLC
  10,000   6/03/98                                    5.52         9,949,400
   5,000   6/09/98                                    5.52         4,970,100
           BANCA CRT FINANCIAL CORP.
   2,400   5/20/98                                    5.52         2,393,008
           BANCO DE SANTANDER
  18,000   5/01/98                                    5.54        18,000,000
           BANQUE CAISSE D'EPARGNE
   5,000   6/22/98                                    5.50         4,960,278
   2,000   6/03/98                                    5.53         1,989,862
           BBV FINANCE DELAWARE, INC.
   2,000   5/01/98                                    5.58         2,000,000
           CAISSE CENTRALE JARDINS DU QUEBEC
   3,455   9/21/98                                    5.46         3,380,067
           CAISSE D' AMORTISSEMENT
   1,000   7/10/98                                    5.60           989,111
           CITICORP
  10,000   5/01/98                                    5.54        10,000,000
           CREGEM NORTH AMERICA, INC.
   5,000   6/19/98                                    5.50         4,962,569
  10,000   6/10/98                                    5.51         9,938,778
   4,000   6/03/98                                    5.53         3,979,723
           CS FIRST BOSTON, INC.
   5,000   6/17/98                                    5.51         4,964,065
   5,000   6/22/98                                    5.52         4,960,133
   5,000   7/29/98                                    5.54         4,931,519
           DEN DANSKE BANK
  10,000   5/20/98                                    5.55         9,970,708
           DEN NORSKE BANK
   5,000   5/29/98                                    5.50         4,978,611
           GENERAL ELECTRIC CAPITAL CORP.
   4,000   5.55%, 11/17/98 FRN                        5.55         4,000,000
           GE FINANCIAL ASSURANCE HOLDINGS
  15,000   6/11/98                                    5.52        14,905,700
           GENERAL MOTORS ACCEPTANCE CORP.
  10,000   6/11/98                                    5.51         9,937,247
           IMI FUNDING CORP.
           (USA)
   5,000   6/24/98                                    5.44         4,959,200
   5,000   9/04/98                                    5.47         4,904,275
   4,000   6/10/98                                    5.52         3,975,467
   2,500   6/04/98                                    5.60         2,486,778
           MORGAN STANLEY GROUP, INC.
   3,000   6/15/98                                    5.50         2,979,375
           NORWEST CORP.
  13,000   5/21/98                                    5.52        12,960,133
           SALOMON SMITH BARNEY, INC.
  18,000   6/02/98                                    5.52        17,911,680
           UNIBANCO
   5,000   6/15/98                                    5.53         4,965,438
           VENANTIUS AB
   4,485   6/29/98                                    5.50         4,444,573
                                                             ---------------
           Total Commercial Paper
             (amortized cost $217,304,055)                       217,304,055

           CERTIFICATES OF DEPOSIT-13.3%
           BAYERISCHE LANDESBANK
  10,000   5.53%, 2/25/99 FRN                         5.61         9,993,707
           BAYERISCHE VEREINSBANK
  10,000   5.64%, 2/25/99                             5.64        10,000,000
           CANADIAN IMPERIAL BANK OF COMMERCE
  13,000   5.54%, 5/28/98                             5.54        13,000,000
           DEUTSCHE BANK
   2,000   5.67%, 2/26/99                             5.73         1,999,511
   5,000   5.70%, 3/05/99                             5.70         4,997,979
   2,000   5.95%, 10/21/98                            5.99         1,999,547
           DRESDNER BANK
   3,000   5.51%, 1/15/99                             5.68         2,996,087
           HESSISCHE LANDESBANK
   1,000   5.94%, 6/19/98                             5.81           999,997
           NATIONAL WESTMINSTER BANK
   3,000   5.65%, 3/03/99                             5.71         2,998,773
           SWISS BANK
   3,000   5.66%, 3/04/99                             5.71         2,999,033
                                                             ---------------
           Total Certificates of Deposit
             (amortized cost $51,984,634)                         51,984,634

           CORPORATE OBLIGATIONS-9.7%
           ALLSTATE LIFE INSURANCE
             FUNDING AGREEMENT
   5,000   5.69%, 8/31/98 FRN (b)                     5.69         5,000,000
           GENERAL AMERICAN FUNDING CORP.
   4,000   5.86%, 7/10/98 FRN                         5.86         4,000,000
   8,000   5.89%, 7/10/98 FRN                         5.89         8,000,000
           MERRILL LYNCH & CO., INC.
   8,000   5.61%, 1/29/99 FRN                         5.61         8,000,000
   3,000   5.88%, 8/26/98                             5.88         3,000,000


11


STATEMENT OF NET ASSETS
(CONTINUED)                        ACM INSTITUTIONAL RESERVES - TRUST PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                  YIELD         VALUE
-------------------------------------------------------------------------------
           TRAVELERS LIFE FUNDING AGREEMENT
$  5,000   5.64%, 4/14/99 FRN (b)                     5.66%    $   5,000,000
   5,000   5.67%, 10/21/98 FRN (b)                    5.66         5,000,000
                                                             ---------------
           Total Corporate Obligations
             (amortized cost $38,000,000)                         38,000,000

           BANK OBLIGATIONS-9.7%
           BAYERISCHE LANDESBANK
   7,000   5.53%, 3/23/99 FRN                         5.61         6,995,092
   2,000   5.69%, 10/02/98 FRN                        5.69         2,000,000
           BAYERISCHE VEREINSBANK
   5,000   5.56%, 6/30/98 FRN                         5.59         4,999,521
           CITIBANK
  10,000   5.52%, 6/15/98                             5.52         9,931,000
           DEUTSCHE BANK
   2,000   5.52%, 7/01/98 FRN                         5.62         1,999,676
           MORGAN GUARANTY TRUST CO.
   1,000   5.96%, 6/22/98                             5.88           999,952
           ROYAL BANK OF CANADA
   2,000   5.65%, 9/30/98 FRN                         5.65         2,000,000
           SMM TRUST
   5,000   5.66%, 12/14/98 FRN (a)                    5.66         5,000,000
   4,000   5.69%, 12/16/98 FRN (a)                    5.69         4,000,000
                                                             ---------------
           Total Bank Obligations
             (amortized cost $37,925,241)                         37,925,241

           TIME DEPOSITS-6.3%
           FIRST UNION NATIONAL BANK
   9,500   5.56%, 5/01/98                             5.56         9,500,000
           WESTDEUTSCHE LANDESBANK
  15,000   5.56%, 5/01/98                             5.56        15,000,000
                                                             ---------------
           Total Time Deposits
             (amortized cost $24,500,000)                         24,500,000

           PROMISSORY NOTES-4.6%
           GOLDMAN SACHS GROUP LP
   4,000   5.61%, 8/07/98                             5.61         4,000,000
   7,000   5.63%, 10/13/98                            5.63         7,000,000
   7,000   5.68%, 5/27/98                             5.68         7,000,000
                                                             ---------------
           Total Promissory Notes
             (amortized cost $18,000,000)                         18,000,000

           U.S. GOVERNMENT & AGENCY
             OBLIGATIONS-0.5%
           FEDERAL NATIONAL MORTGAGE
             ASSOCIATION
   2,000   5.78%, 11/04/98
             (amortized cost $1,999,158)              5.79         1,999,158

           TOTAL INVESTMENTS-99.8%
             (amortized cost $389,713,088)                       389,713,088
           Other assets less liabilities-0.2%                        778,945

           NET ASSETS-100%
             (offering and redemption price
             of $1.00 per share; 390,535,793
             shares outstanding)                               $ 390,492,033


(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1998, these securities amounted to $142,395,355, representing 8.1% of net assets on the Prime Portfolio, and $20,639,518, representing 5.3% of net assets on the Trust Portfolio.

(b) Funding agreements are illiquid securities subject to restrictions as to resale. These securities amounted to $70,000,000, representing 4.0% of net assets on the Prime Portfolio, and $15,000,000, representing 3.8% of net assets on the Trust Portfolio (see Note A to the financial statements).

(c)  Repurchase agreement which is terminable within 7 days.

(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMBAC   American Municipal Bond Assurance Corporation
     AMT     Alternative Minimum Tax
     BAN     Bond Anticipation Note
     FGIC    Financial Guaranty Insurance Company
     FRN     Floating Rate Note
     FSA     Financial Security Assurance, Inc.
     GO      General Obligation
     HEFA    Health & Educational Facility Authority
     HFA     Housing Finance Agency/Authority
     IDA     Industrial Development Authority
     IDB     Industrial Development Board
     IDR     Industrial Development Revenue
     MBIA    Municipal Bond Investors Assurance
     MFHR    Multi-Family Housing Revenue
     PCR     Pollution Control Revenue
     SFMR    Single Family Mortgage Revenue
     TRAN    Tax & Revenue Anticipation Note

See notes to financial statements.


12


STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1998                            ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

                           PRIME       GOVERNMENT    TAX-FREE        TRUST
                         PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                        ------------  ------------  ------------  ------------
INVESTMENT INCOME
  Interest              $ 74,337,440  $ 16,920,793  $  9,838,311  $ 15,589,391

EXPENSES
  Advisory fee
    (Note B)               2,597,281       600,906       516,640     1,225,381
  Registration               257,929        86,249        60,277        88,229
  Custodian                  212,071        96,762        93,728        91,078
  Audit and legal             37,281        15,674        14,196        14,363
  Transfer agency             29,327        27,888        20,351        25,814
  Printing                     7,980         4,006         4,142        12,358
  Directors' fees              7,979         7,979         7,979         7,979
  Miscellaneous               10,041         4,836         4,404         4,670
  Total expenses           3,159,889       844,300       721,717     1,469,872
  Less: expense
    reimbursement           (562,608)     (243,394)     (205,077)     (128,100)
  Net expenses             2,597,281       600,906       516,640     1,341,772
  Net investment
    income                71,740,159    16,319,887     9,321,671    14,247,619

REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS
  Net realized gain
    on investment
    transactions                  84         1,000           168        13,207
  Net change in
    unrealized
    appreciation of
    investments                   -0-           -0-         (351)           -0-
  Net gain (loss)
    on investments                84         1,000          (183)       13,207

NET INCREASE IN NET
  ASSETS FROM
  OPERATIONS            $ 71,740,243  $ 16,320,887  $  9,321,488  $ 14,260,826


See notes to financial statements.


13


STATEMENT OF CHANGES IN NET ASSETS                   ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                                      PRIME PORTFOLIO
                                             ---------------------------------
                                               YEAR ENDED        YEAR ENDED
                                             APRIL 30, 1998    APRIL 30, 1997
                                             ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                      $    71,740,159   $    40,100,886
  Net realized gain (loss) on
    investment transactions                               84             1,928
  Net change in unrealized appreciation
    of investments                                        -0-               -0-
  Net increase in net assets from
    operations                                    71,740,243        40,102,814

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                          (71,740,159)      (40,100,886)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                        897,353,419       374,018,204
  Total increase (decrease)                      897,353,503       374,020,132

NET ASSETS
  Beginning of year                              867,339,355       493,319,223
  End of year                                $ 1,764,692,858   $   867,339,355


See notes to financial statements.


14


                                                     ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________


               GOVERNMENT PORTFOLIO                 TAX-FREE PORTFOLIO
         ---------------------------------   ---------------------------------
           YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
         APRIL 30, 1998    APRIL 30, 1997    APRIL 30, 1998    APRIL 30, 1997
         ---------------   ---------------   ---------------   ---------------


         $    16,319,887   $    10,174,707   $     9,321,671   $     7,081,373

                   1,000            (2,140)              168               (90)

                      -0-               -0-             (351)              229

              16,320,887        10,172,567         9,321,488         7,081,512


             (16,319,887)      (10,174,707)       (9,321,671)       (7,081,373)


             (52,059,333)      175,705,670       110,698,884          (546,863)
             (52,058,333)      175,703,530       110,698,701          (546,724)


             326,519,708       150,816,178       183,064,945       183,611,669
         $   274,461,375   $   326,519,708   $   293,763,646   $   183,064,945


                  TRUST PORTFOLIO
         ---------------------------------
           YEAR ENDED        YEAR ENDED
         APRIL 30, 1998    APRIL 30, 1997
         ---------------   ---------------


         $    14,247,619   $     9,713,883

                  13,207            (4,087)

                      -0-               -0-

              14,260,826         9,709,796


             (14,247,619)       (9,713,883)


             214,797,663         5,619,828
             214,810,870         5,615,741


             175,681,163       170,065,422
         $   390,492,033   $   175,681,163


15


NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1998                                       ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
ACM Institutional Reserves, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of four Portfolios: Prime Portfolio, Government Portfolio, Tax-Free Portfolio and Trust Portfolio. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. VALUATION OF SECURITIES
Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gain.

2. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis.

4. DIVIDENDS
The Fund declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid by Tax-Free Portfolio from net investment income for the year ended April 30, 1998 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. REPURCHASE AGREEMENTS
It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.


NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser"), an advisory fee at the annual rate of
 .20% of average daily net assets for the Prime, Government and Tax-Free Portfolios and .45% of average daily net assets for the Trust Portfolio. The Adviser has agreed to reimburse the Prime, Government and Tax-Free Portfolios to the extent that their annual aggregate operating expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed .20% of their average daily net assets for any fiscal year, and with respect to the Trust Portfolio, from May 1, 1997 to July 13, 1997 for expenses exceeding .45% of its average daily net assets and from July 14, 1997 to April 30, 1998 for expenses exceeding .50% of its average daily net assets. For the year ended April 30, 1998, reimbursement was $562,608, $243,394, $205,077 and $128,100 for
the Prime, Government, Tax-Free and Trust Portfolios, respectively.

Each Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services. Such compensation for the Prime, Government, Tax-Free and Trust Portfolios, for the year ended April 30, 1998, was $18,000 per Portfolio.


NOTE C: INVESTMENT TRANSACTIONS
At April 30, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for all Portfolios. For federal income tax purposes, the Prime Portfolio had a capital loss carryforward available to offset future gains at April 30, 1998 of $183,720, of which $1,293 expires in 1999, $3,535 in 2000, $6,777 in 2001, $29,045 in 2002,


16


                                                     ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

$77,316 in 2003, $40,007 in 2004 and $25,747 in the year 2005; the Government
Portfolio had a capital loss carryforward of $130,349, of which $340 expires in 2000, $9,174 in 2001, $51,091 in 2002, $23,230 in 2003, $30,512 in 2004 and
$16,002 in the year 2005; the Tax-Free Portfolio had a capital loss carryforward of $83,495, of which $6,110 expires in 2002, $76,925 in 2004, $400 in 2005 and $60 in the year 2006; and the Trust Portfolio had a capital loss carryforward of $43,760, of which $6,915 expires in 2003, $30,219 in 2004, $2,251 in 2005 and $4,375 in the year 2006.


NOTE D: CAPITAL STOCK
There are 4,000,000,000 shares of $.01 par value capital stock authorized. At April 30, 1998, capital paid-in aggregated $1,764,876,578 on Prime Portfolio, $274,591,724 on Government Portfolio, $293,847,141 on Tax-Free Portfolio, and $390,535,793 on Trust Portfolio. Transactions, all at $1.00 per share, were as follows:


                                            YEAR ENDED          YEAR ENDED
                                          APRIL 30, 1998      APRIL 30, 1997
                                        ------------------  ------------------
PRIME PORTFOLIO
Shares sold                               18,859,885,064      12,695,838,675
Shares issued on reinvestments
  of dividends                                71,740,159          40,100,886
Shares redeemed                          (18,034,271,804)    (12,361,921,357)
Net increase                                 897,353,419         374,018,204

                                            YEAR ENDED          YEAR ENDED
                                          APRIL 30, 1998      APRIL 30, 1997
                                        ------------------  ------------------
GOVERNMENT PORTFOLIO
Shares sold                                1,463,678,015       1,074,902,562
Shares issued on reinvestments
  of dividends                                16,319,887          10,174,707
Shares redeemed                           (1,532,057,235)       (909,371,599)
Net increase (decrease)                      (52,059,333)        175,705,670

                                            YEAR ENDED          YEAR ENDED
                                          APRIL 30, 1998      APRIL 30, 1997
                                        ------------------  ------------------
TAX-FREE PORTFOLIO
Shares sold                                2,187,340,593       1,486,189,526
Shares issued on reinvestments
  of dividends                                 9,321,671           7,081,373
Shares redeemed                           (2,085,963,380)     (1,493,817,762)
Net increase (decrease)                      110,698,884            (546,863)

                                            YEAR ENDED          YEAR ENDED
                                          APRIL 30, 1998      APRIL 30, 1997
                                        ------------------  ------------------
TRUST PORTFOLIO
Shares sold                                1,732,157,312       1,074,544,780
Shares issued on reinvestments
  of dividends                                14,247,619           9,713,883
Shares redeemed                           (1,531,607,268)     (1,078,638,835)
Net increase                                 214,797,663           5,619,828


17


FINANCIAL HIGHLIGHTS                                 ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                    PRIME PORTFOLIO
                                            ---------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0552        .0530        .0560        .0502        .0325

LESS: DIVIDENDS
Dividends from net investment income          (.0552)      (.0530)      (.0560)      (.0502)      (.0325)
Net asset value, end of year                  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (a)                           5.68%        5.44%        5.76%        5.15%        3.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)       $1,764.7       $867.3       $493.3       $197.8       $108.1
Ratios to average net assets of:
  Expenses, net of waivers
    and reimbursements                           .20%         .20%         .20%         .20%         .20%
  Expenses, before waivers
    and reimbursements                           .24%         .29%         .32%         .36%         .42%
  Net investment income (b)                     5.52%        5.31%        5.54%        5.24%        3.25%

                                                                  GOVERNMENT PORTFOLIO
                                            ---------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0543        .0519        .0552        .0493        .0315

LESS: DIVIDENDS
Dividends from net investment income          (.0543)      (.0519)      (.0552)      (.0493)      (.0315)
Net asset value, end of year                  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (a)                           5.58%        5.33%        5.67%        5.06%        3.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)         $274.5       $326.5       $150.8       $104.4        $76.6
Ratios to average net assets of:
  Expenses, net of waivers
    and reimbursements                           .20%         .20%         .20%         .20%         .20%
  Expenses, before waivers
    and reimbursements                           .28%         .35%         .36%         .38%         .36%
  Net investment income (b)                     5.43%        5.22%        5.50%        4.94%        3.15%


See footnote summary on page 19.


18


                                                     ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                   TAX-FREE PORTFOLIO
                                            ---------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0363        .0347        .0372        .0326        .0240
Net unrealized loss on investments                -0-          -0-          -0-      (.0048)          -0-
Net increase in net asset value
  from operations                              .0363        .0347        .0372        .0278        .0240

LESS: DIVIDENDS
Dividends from net investment income          (.0363)      (.0347)      (.0372)      (.0326)      (.0240)

ADD: CAPITAL CONTRIBUTION
Capital Contributed by the Adviser                -0-          -0-          -0-       .0048           -0-
Net asset value, end of year                  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (a)                           3.70%        3.53%        3.79%        3.31%(c)     2.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)         $293.8       $183.1       $183.6        $35.5        $35.6
Ratios to average net assets of:
  Expenses, net of waivers
    and reimbursements                           .20%         .20%         .20%         .20%         .20%
  Expenses, before waivers
    and reimbursements                           .28%         .33%         .48%         .76%         .69%
  Net investment income (b)                     3.61%        3.46%        3.73%        3.31%        2.40%


                                                                    TRUST PORTFOLIO
                                            ---------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0523        .0492        .0527        .0479        .0309

LESS: DIVIDENDS
Dividends from net investment income          (.0523)      (.0492)      (.0527)      (.0479)      (.0309)
Net asset value, end of year                  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (a)                           5.37%        5.04%        5.41%        4.91%        3.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)         $390.5       $175.7       $170.1       $109.2        $36.8
Ratios to average net assets of:
  Expenses, net of waivers
    and reimbursements                           .49%         .50%         .50%         .49%         .14%
  Expenses, before waivers
    and reimbursements                           .54%         .57%         .60%         .75%        1.23%
  Net investment income (b)                     5.23%        4.93%        5.28%        5.31%        3.15%


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period, and redemption on the last day of the period.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Capital contributed by the Adviser had no material effect on net asset value, and therefore, no effect on total return.


19


INDEPENDENT AUDITOR'S REPORT                         ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS ACM INSTITUTIONAL RESERVES, INC.

We have audited the accompanying statements of net assets of ACM Institutional Reserves--Prime, Government, Tax-Free and Trust Portfolios as of April 30, 1998 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ACM Institutional Reserves--Prime, Government, Tax-Free and Trust Portfolios as of April 30, 1998, and the results of their operations, changes in their net assets, and financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
May 22, 1998


20

________________________________________________________________

                           APPENDIX A
                COMMERCIAL PAPER AND BOND RATINGS
________________________________________________________________

Municipal and Corporate Bonds

     The two higher ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa an Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

     The two highest ratings of Standard & Poor's for municipal and corporate bonds AAA and AA. Bonds rated AAA have the highest rating assigned by Standard & Poor's to debt obligation.
Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or Minus (-) sign to show relative standing within rating category.

Short-Term Municipal Securities

     Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

     Standard & Poor's highest rating for short-term municipal loans is SP-1. Standard & Poor's stated that short-term municipal securities bearing the SP-1 designation have very strong or strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Issues rate SP-2 have satisfactory capacity to pay principal and interest.

Other Municipal Securities and Commercial Paper

     "Prime-1" is the highest rating assigned by Moody's for other short-term municipal securities and commercial paper, and "A-1+" and "A-1" are the two highest ratings for commercial paper assigned by Standard & Poor's (Standard & Poor's does not rate short-term tax-free obligations). Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of "Prime", while Standard & Poor's uses the number 1+, 1, 2 and 3 to denote relative strength within its highest classification of "A". Issuers rated "Prime" by Moody's have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk, margins of support for current indebtedness are large or stable with cash flow an asset protection well assured, current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Commercial paper issuers rates "A" by Standard & Poor's have the following characteristics: liquidity ratios are better than industry average, long-term debt rating is A or better, the issuer has access to at least two additional channels of borrowing, and basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

                             PART C
                        OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits

(a)      Financial Statements

         Included in the Prospectus:
              Financial Highlights

         Included in Registrant's Statement of Additional
         Information filed herewith:

         (1)  Statement of Net Assets for fiscal year ended
              April 30, 1998.

         (2)  Statement of Operations for fiscal year ended
              April 30, 1998.

         (3) Statement of Changes in Net Assets for fiscal years ended April 30, 1998 and April 30, 1997.

         (5)  Notes to Financial Statements April 30, 1998.

         (6)  Report of Independent Auditors.

(b)      Exhibits

         (1) (a) Articles of Incorporation of the Registrant dated March 22, 1998 - Incorporated by reference to Exhibit 1(a) to Post-Effective
                   Amendment No. 13 to Registrant's Registration
                   Statement on Form N-1A, filed with the
                   Securities and Exchange Commission on
                   August 28, 1997.

              (b) Certificate of Correction to Articles of Incorporation of the Registrant dated June 21, 1990 - Incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 28, 1997.

              (c) Articles Supplementary of the Registrant dated July 17, 1992 - Incorporated by reference to
                   Exhibit 1(b) to Post-Effective Amendment
                   No. 13 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 28, 1997.

              (d)  Articles of Amendment of the Registrant dated
                   June 2, 1998 - filed herewith.


              (e)  Articles Supplementary of the Registrant dated
                   June 2, 1998 - filed herewith.


              (f)  Articles of Amendment of the Registrant dated
                   June 25, 1998 - filed herewith.

         (2) By-Laws - Amended and Restated - Incorporated by reference to Exhibit 2 to Post-Effective
                   Amendment No. 13 to Registrant's Registration
                   Statement on Form N-1A, filed with the
                   Securities and Exchange Commission on
                   August 28, 1997.

         (3)       Not applicable.

         (4) Specimen of Stock Certificate - Incorporated by reference to Exhibit 4 to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed on June 18, 1990.

         (5) (a) Advisory Agreement between the Registrant and Alliance Capital Management L.P. - Incorporated by reference to Exhibit 5 to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 28, 1997.

              (b)  Advisory Agreement between the Registrant and
                   Alliance Capital Management L.P., as amended as of June 29, 1998 - filed herewith.

         (6) (a) Distribution Agreement between the Registrant and Alliance Fund Distributors, Inc. -
                   Incorporated by reference to Exhibit No. 6 to Post-Effective Amendment No. 13 of the
                   Registrant's Form N-1A, filed August 28, 1997.

              (b) Distribution Agreement between the Registrant and Alliance Fund Distributors, Inc., as amended as of June 29, 1998 - filed herewith.

         (7)       Not applicable.

         (8) Custodian Contract between the Registrant and State Street Bank - Incorporated by reference to Exhibit 8 to Post-Effective Amendment
                   No. 13 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 28, 1997.

         (9) Transfer Agency Agreement between the Registrant and Alliance Fund Services, Inc. - Incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 28, 1997.

         (10)(a) Opinion of Messrs. Seward & Kissel - filed herewith.

            (b)    Opinion of Messrs. Venable, Baetjer and Howard
                   - Incorporated by reference to Exhibit 10(b) to Pre-Effective Amendment No. 2 to
                   Registrant's Registration Statement on Form
                   N-1A, filed on June 18, 1990.

         (11)      Consent of Independent Auditors - filed
                   herewith.

         (12)      Not applicable.

         (13)      Not applicable.

         (14)      Not applicable.

         (15)      Not applicable.

         (16)      Not applicable.

         (17)      Financial Data Schedules - filed herewith.


         (18)      Rule 18f-3 Plan - filed herewith.

         Other Exhibits:

         Powers of Attorney of Messrs. Carifa, Dievler, Dobkin,
         Foulk, Hester, Michel, Robinson and Ms. Block - filed herewith.

ITEM 25. Persons Controlled by or under Common Control with Registrant.

         Registrant does not control any person. Information regarding the persons under common control with the Registrant is contained in Exhibit 22 to the Registration Statement on Form S-1 under the Securities
         Act of 1933 of The Equitable Holding Companies
         Incorporated (Registration No. 33-48115).

ITEM 26. Number of Holders of Securities.

                                  Number of Record Holders
         Title of Class           (as of June 15, 1998)

         Common Stock -
           Prime Portfolio                   2,112
         Common Stock -
           Government Portfolio                345
         Common Stock - Tax-Free
           Portfolio                           294
         Common Stock - Trust Portfolio      1,049

ITEM 27. Indemnification

         It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland and as set forth in Articles EIGHTH and NINTH of Registrant's Articles of Incorporation, filed as Exhibit 1, and Section 7 of the Distribution Services Agreement filed as
         Exhibit 6(a), all as set forth below. The liability of the Registrant's directors and officers is dealt with in Articles EIGHTH and NINTH of Registrant's Articles of Incorporation, as set forth below. The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Advisory Agreement filed as Exhibit 5 to this Registration Statement, as set forth below.

         Section 2-418 of the Maryland General Corporation
         Law reads as follows:

              "2-418  INDEMNIFICATION OF DIRECTORS,
              OFFICERS, EMPLOYEES AND AGENTS.--(a) In this section the following words have the meaning indicated.

              (1) "Director" means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

              (2)  "Corporation" includes any domestic or
         foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

              (3)  "Expenses" include attorney's fees.

              (4)  "Official capacity" means the following:

                   (i)  When used with respect to a
         director, the office of director in the
         corporation; and

                   (ii)  When used with respect to a person
         other than a director as contemplated in subsection
         (j), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

                   (iii)  "Official capacity" does not
         include service for any other foreign or domestic corporation or any partnership, a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

              (6)  "Proceeding" means any threatened,
         pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

              (b)(1)  A corporation may indemnify any
         director made a party to any proceeding by reason of service in that capacity unless it is established that:

              (i)  The act or omission of the director was
         material to the matter giving rise to the proceeding; and

                   1.   Was committed in bad faith; or

                   2.   Was the result of active and
                        deliberate dishonesty; or

              (ii)  The director actually received an
         improper personal benefit in money, property, or services; or

              (iii)  In the case of any criminal proceeding,
         the director had reasonable cause to believe that the act or omission was unlawful.

              (2)  (i)  Indemnification may be against
         judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

                   (ii)  However, if the proceeding was one
         by or in the right of the corporation,
         indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

              (3) (i) The termination of any proceeding by judgment, order or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

                   (ii)  The termination of any proceeding
         by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

              (c)  A director may not be indemnified under
         subsection (b) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

              (d)  Unless limited by the charter:

              (1)  A director who has been successful, on
         the merits or otherwise, in the defense of any proceeding referred to in subsection (b) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

              (2) A court of appropriate jurisdiction upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

              (i)  If it determines a director is entitled
         to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

              (ii)  If it determines that the director is
         fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) shall be limited to expenses.

              (3)  A court of appropriate jurisdiction may
         be the same court in which the proceeding involving the director's liability took place.

              (e)(1)  Indemnification under subsection (b)
         of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

              (2)  Such determination shall be made:

              (i)  By the board of directors by a majority
         vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

              (ii) By special legal counsel selected by the board or a committee of the board by vote as set forth in subparagraph (I) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which director who are parties may participate; or

              (iii)     By the stockholders.

              (3)  Authorization of indemnification and
         determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible.
         However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph (ii) of paragraph (2) of this subsection for selection of such counsel.

              (4) Shares held by directors who are parties to the proceeding may not be voted on the subject matter under this subsection.

              (f)(1)  Reasonable expenses incurred by a
         director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding, upon receipt by the corporation of:

              (i) A written affirmation by the director of the director's good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

              (ii) A written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

              (2)  The undertaking required by subparagraph
         (ii) of paragraph (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

              (3)  Payments under this subsection shall be
         made as provided by the charter, bylaws, or contract or as specified in subsection (e) of this section.

              (g)  The indemnification and advancement of
         expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

              (h)  This section does not limit the
         corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

              (i)  For purposes of this section:

              (1)  The corporation shall be deemed to have
         requested a director to serve an employee benefit plan where the performance of the director's duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan:

              (2) Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

              (3)  Action taken or omitted by the director
         with respect to an employee benefit plan in the performance of the director's duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

              (j)  Unless limited by the charter:

              (1)  An officer of the corporation shall be
         indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

              (2)  A corporation may indemnify and advance
         expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

              (3) A corporation, in addition, may indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors or contract.

              (k)(1) A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request, of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

              (2)  A corporation may provide similar
         protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

              (3)  The insurance or similar protection may
         be provided by a subsidiary or an affiliate of the corporation.

              (l)  Any indemnification of, or advance of
         expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders' meeting or prior to the meeting."

                   Articles EIGHTH and NINTH of the
         Registrant's Articles of Incorporation provide as follows:

EIGHTH: (a) To the full extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

         (b) The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the full extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by By-Law, resolution or agreement make further provisions for indemnification of directors, officers, employees and agents to the full extent permitted by the Maryland General Corporation Law.

         (c) No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         (d) References to the Maryland General Corporation Law in this Article are to that law as from time to time amended. No amendment to the Charter of the Corporation shall affect any right of any person under this Article based on any event, omission or proceeding prior to the amendment."

NINTH: A director or officer of the Corporation, in his capacity as such director or officer, shall not be personally liable to the Corporation or its stockholders for monetary damages except for liability (i) to extent that it is proved that the person actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to the person is entered in a proceeding based on a finding in the proceeding that the person's actions, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding; provided that nothing herein shall protect any director or officer of the Corporation against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. If the Maryland General Corporation Law is amended to authorize corporate action further eliminating or limiting the personal liability of directors or officers, then the liability of the director or officer of the Corporation shall be eliminated to the fullest extent permitted by the Maryland General Corporation Law, as so amended. Any repeal or modification of this Article NINTH by the stockholders of the Corporation shall not adversely affect any right or protection of a director or officer of the Corporation existing at the time of such repeal or modification based on events or omissions prior thereto.

         The Advisory Agreement between the Registrant and
Alliance Capital Management L.P. provides that Alliance
Capital Management L.P. will not be liable under such agreement for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect Alliance Capital
Management L.P. against any liability to the Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its duties and obligations thereunder.

         The Distribution Agreement between the Registrant and Alliance Fund Distributors, Inc. provides that the Registrant will indemnify, defend and hold Alliance Fund Distributors, Inc., and any person who controls it within the meaning of Section 15 of the Investment Company Act of 1940, free and harmless from and against any and all claims, demands, liabilities and expenses which Alliance Fund Distributors, Inc. or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement, Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in any one of the foregoing or necessary to make the statements in any one of the foregoing not misleading.

         The foregoing summaries are qualified by the entire text of Registrant's Articles of Incorporation, the Advisory Agreement between Registrant and Alliance Capital Management L.P. and the Distribution Agreement between Registrant and Alliance Fund Distributors, Inc. which are filed herewith as Exhibits 1, 5 and 6(a), respectively, in response to Item 24 and each of which are incorporated by reference herein.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officer and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         The Registrant participates in a joint directors and officers liability insurance policy issued by the ICI
Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management
L.P. Under this policy, outside trustees and directors would be covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.

ITEM 28. Business and Other Connections of Investment
         Adviser.

              The descriptions of Alliance Capital
         Management L.P. under the caption "The Adviser" in the Prospectus and "Management of the Fund" in the

         Prospectus and in the Statement of Additional
         Information constituting Parts A and B,
         respectively, of this Registration Statement are incorporated by reference herein.

              The information as to the directors and
         executive officers of Alliance Capital Management
         Corporation, the general partner of Alliance
         Capital Management L.P., set forth in Alliance
         Capital Management L.P.'s Form ADV filed with the
         Securities and Exchange Commission on April 21,
         1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

Item 29. Principal Underwriters

         (a)  Alliance Fund Distributors, Inc., the
              Registrant's Principal Underwriter in
              connection with the sale of shares of the Registrant, also acts as Principal Underwriter for the following registered investment companies:



                   Alliance Institutional Reserves, Inc.
                   AFD Exchange Reserves
                   Alliance All-Asia Investment Fund, Inc.
                   Alliance Balanced Shares, Inc.
                   Alliance Bond Fund, Inc.
                   Alliance Capital Reserves
                   Alliance Developing Markets Fund, Inc.
                   Alliance Global Dollar Government Fund, Inc.
                   Alliance Global Environment Fund, Inc.
                   Alliance Global Small Cap Fund, Inc.
                   Alliance Global Strategic Income Trust, Inc.
                   Alliance Government Reserves
                   Alliance Greater China '97 Fund, Inc.
                   Alliance Growth and Income Fund, Inc.
                   Alliance High Yield Fund, Inc.
                   Alliance Income Builder Fund, Inc.
                   Alliance Institutional Funds, Inc.
                   Alliance International Fund
                   Alliance International Premier Growth Fund,
                     Inc.
                   Alliance Limited Maturity Government Fund, Inc. Alliance Money Market Fund
                   Alliance Mortgage Securities Income Fund, Inc. Alliance Multi-Market Strategy Trust, Inc. Alliance Municipal Income Fund , Inc.
                   Alliance Municipal Income Fund II
                   Alliance Municipal Trust
                   Alliance New Europe Fund, Inc.

                   Alliance North American Government Income
                     Trust, Inc.
                   Alliance Premier Growth Fund, Inc.
                   Alliance Quasar Fund, Inc.
                   Alliance Real Estate Investment Fund, Inc.
                   Alliance/Regent Sector Opportunity Fund, Inc. Alliance Short-Term Multi-Market Trust, Inc. Alliance Technology Fund, Inc.
                   Alliance Utility Income Fund, Inc.
                   Alliance Variable Products Series Fund, Inc.
                   Alliance World Income Trust, Inc.
                   Alliance Worldwide Privatization Fund, Inc.
                   The Alliance Fund, Inc.
                   The Alliance Portfolios

    (b)  The following are the Directors and Officers of Alliance
         Fund Distributors, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New
         York, 10105.

                      Positions and Offices Positions and Offices
Name                     With Underwriter       With Registrant

Michael J. Laughlin      Chairman

Robert L. Errico         President

David Conine             Executive Vice President

Richard K. Saccullo      Executive Vice President

Edmund P. Bergan, Jr.    Senior Vice President,  Secretary
                         General Counsel and
                         Secretary

Karen J. Bullot          Senior Vice President

James S. Comforti        Senior Vice President

James L. Cronin          Senior Vice President

Daniel J. Dart           Senior Vice President

Richard A. Davies        Senior Vice President,
                         Managing Director

Byron M. Davis           Senior Vice President

Anne S. Drennan          Senior Vice President
                         and Treasurer

Mark J. Dunbar           Senior Vice President

Donald N. Fritts         Senior Vice President

Bradley F. Hanson        Senior Vice President

Geoffrey L. Hyde         Senior Vice President

Robert H. Joseph, Jr.    Senior Vice President
                         and Chief Financial Officer

Richard E. Khaleel       Senior Vice President

Stephen R. Laut          Senior Vice President

Susan L. Matteson-King   Senior Vice President

Daniel D. McGinley       Senior Vice President

Ryne A. Nishimi          Senior Vice President

Antonios G. Poleonadkis  Senior Vice President

Robert E. Powers         Senior Vice President

Richard K. Sacculo       Senior Vice President

Gregory K. Shannahan     Senior Vice President

Joseph F. Sumanski       Senior Vice President

Peter J. Szabo           Senior Vice President

Nicholas K. Willett      Senior Vice President

Richard A. Winge         Senior Vice President

Jamie A. Atkinson        Vice President

Benji A. Baer            Vice President

Kenneth F. Barkoff       Vice President

Casimir F. Bolanowski    Vice President

Michael E. Brannan       Vice President

Timothy W. Call          Vice President

Kevin T. Cannon          Vice President

John R. Carl             Vice President

William W. Collins, Jr.  Vice President

Leo H. Cook              Vice President

Richard W. Dabney        Vice President

John F. Dolan            Vice President

John C. Endahl           Vice President

Sohaila S. Farsheed      Vice President

Gerard J. Friscia        Vice President
                         & Controller

Andrew L. Gangolf        Vice President          Assistant
                         and Assistant           Secretary
                         General Counsel

Mark D. Gersten          Vice President          Treasurer and
                                                 Chief Financial
                                                 Officer

Joseph W. Gibson         Vice President

John Grambone            Vice President

George C. Grant          Vice President

Charles M. Greenberg     Vice President

Alan Halfenger           Vice President

William B. Hanigan       Vice President

Scott F. Heyer           Vice President

George R. Hrabovsky      Vice President

Valerie J. Hugo          Vice President

Scott Hutton             Vice President

Richard D. Keppler       Vice President

Gwenn M. Kessler         Vice President

Donna M. Lamback         Vice President

Henry Michael Lesmeister Vice President

James M. Liptrot         Vice President

James P. Luisi           Vice President

Christopher J. MacDonald Vice President

Michael F. Mahoney       Vice President

Shawn P. McClain         Vice President

Jeffrey P. Mellas        Vice President

Thomas F. Monnerat       Vice President

Christopher W. Moore     Vice President

Joanna D. Murray         Vice President

Nicole Nolan-Koester     Vice President

John C. O'Connell        Vice President

John J. O'Connor         Vice President

James J. Posch           Vice President

Domenick Pugliese        Vice President          Assistant
                         and Assistant           Secretary
                         General Counsel

Bruce W. Reitz           Vice President

Karen C. Satterberg      Vice President

John P. Schmidt          Vice President

Robert C. Schultz        Vice President

Raymond S. Sclafani      Vice President

Richard J. Sidell        Vice President

Teris A. Sinclair        Vice President

Scott C. Sipple          Vice President

Andrew D. Strauss        Vice President

Michael J. Tobin         Vice President

Joseph T. Tocyloski      Vice President

Thomas J. Vaughn         Vice President

Martha D. Volcker        Vice President

Patrick E. Walsh         Vice President

William C. White         Vice President

Emilie D. Wrapp          Vice President          Assistant
                         and Assistant           Secretary
                         General Counsel

Michael W. Alexander     Assistant Vice
                         President

Richard J. Appaluccio    Assistant Vice
                         President

Charles M. Barrett       Assistant Vice
                         President

Robert F. Brendli        Assistant Vice
                         President

Maria L. Carreras        Assistant Vice
                         President

John P. Chase            Assistant Vice
                         President

Russell R. Corby         Assistant Vice
                         President

John A. Cronin           Assistant Vice
                         President

John W. Cronin           Assistant Vice
                         President

Terri J. Daly            Assistant Vice
                         President

Faith C. Dunn            Assistant Vice
                         President

John E. English          Assistant Vice
                         President

Duff C. Ferguson         Assistant Vice
                         President

Brian S. Hanigan         Assistant Vice
                         President

James J. Hill            Assistant Vice
                         President

Theresa Iosca            Assistant Vice
                         President

Eric G. Kalendar         Assistant Vice
                         President

Robin L. Kraebel         Assistant Vice
                         President

Edward W. Kelly          Assistant Vice
                         President

Michael Laino            Assistant Vice
                         President

Nicholas J. Lapi         Assistant Vice
                         President

Kristine J. Luisi        Assistant Vice
                         President

Patrick Look             Assistant Vice President
                         & Assistant Treasurer

Kathryn Austin Masters   Assistant Vice
                         President

Richard F. Meier         Assistant Vice
                         President

Mary K. Moore            Assistant Vice
                         President

Richard J. Olszewski     Assistant Vice
                         President

Catherine N. Peterson    Assistant Vice
                         President

Rizwan A. Raja           Assistant Vice
                         President

Carol H. Rappa           Assistant Vice
                         President

Clara Sierra             Assistant Vice
                         President

Eileen Stauber           Assistant Vice
                         President

Gayle S. Stamer          Assistant Vice
                         President

Vincent T. Strangio      Assistant Vice
                         President

Marie R. Vogel           Assistant Vice
                         President

Wesley S. Williams       Assistant Vice
                         President

Matthew Witschel         Assistant Vice
                         President

Christopher J. Zingaro   Assistant Vice
                         President

Mark R. Manley           Assistant Secretary


         (c)       Not applicable.

ITEM 30. Location of Accounts and Records.

         The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Fund Services, Inc. 500 Plaza Drive, Secaucus, New Jersey 07094 and at the offices of State Street Bank and Trust Company, the Registrant's Custodian, 225 Franklin Street, Boston, Massachusetts 02110. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105.

ITEM 3l. Management Services.

         Not applicable.

ITEM 32. Undertakings.

         Subject to the terms and conditions of Section
15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

         The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                         SIGNATURE

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 25th day of April, 1998.

                   ACM INSTITUTIONAL RESERVES, INC.

                   By   /s/  John D. Carifa
                        ___________________________
                             John D. Carifa
                             Chairman


         Pursuant to the requirements of the Securities Act of l933, as amended, this Amendment to the Registration
Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                    Title          Date

1)  Principal
    Executive Officer

    /s/  John D. Carifa      Chairman       June 25, 1998
    _____________________
         John D. Carifa

2)  Principal Financial and
    Accounting Officer

    /s/  Mark D. Gersten     Treasurer      June 25, 1998
    _____________________    and Chief
         Mark D. Gersten     Financial
         Officer

    All of the Directors:
    ____________________

    Ruth Block
    John D. Carifa
    David H. Dievler
    John H. Dobkin
    William H. Foulk, Jr.
    James M. Hester

    Clifford L. Michel
    Donald J. Robinson

By: /s/ Edmund P. Bergan, Jr.               June 25, 1998
    _______________________
    (Attorney-in-Fact)

                     Index to Exhibits

    (1)  (d)       Articles of Amendment of the Registrant
                   dated June 2, 1998

    (1)  (e)       Articles Supplementary of the Registrant
                   dated June 2, 1998

    (1)  (f)       Articles of Amendment of the Registrant
                   dated June 25, 1998

    (5)  (b)       Advisory Agreement between the Registrant
                   and Alliance Capital Management L.P., as amended as of June 29, 1998

    (6)  (b)       Distribution Agreement between the
                   Registrant and Alliance Fund
                   Distributors, Inc., as amended as of
                   June 29, 1998

    (10) (a)       Opinion of Messrs. Seward & Kissel

    (11)           Consent of Independent Auditors

    (17)           Financial Data Schedules

    (18)           Rule 18f-3 Plan

Other Exhibits -   Powers of attorney of Messrs. Carifa,
                   Dievler, Dobkin, Foulk, Hester, Michel,
                   Robinson and Ms. Block





















                           C-25
00250072.AS6